UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513)-520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

ActivePassive Core Bond ETF
APCB (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at http://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004  or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Core Bond ETF	$18	0.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$924,464,791
Number of Holdings	1,794
Net Advisory Fee	$1,556,323
Portfolio Turnover	23%
Effective Duration	5.54 years
Weighted Average Maturity	7.80 years
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Note/Bond	30.0%
iShares MBS ETF	13.7%
Vanguard Total International Bond ETF	9.7%
Federal National Mortgage Association	4.5%
Federal Home Loan Mortgage Corp.	3.1%
iShares Core U.S. Aggregate Bond ETF	2.6%
Mount Vernon Liquid Assets Portfolio, LLC	1.4%
First American Government Obligations Fund	1.2%
Federal Farm Credit Banks Funding Corp	0.6%
Goldman Sachs Group, Inc.	0.6%

Top Sectors	(%)
Government	33.2%
Mortgage Securities	11.2%
Financials **	7.9%
Asset Backed Securities	3.4%
Utilities **	2.4%
Energy **	2.0%
Information Technology **	1.9%
Health Care **	1.9%
Industrials **	1.9%
Cash & Other	34.2%

Credit Breakdown	(%) *
AAA	4.5%
AA	57.5%
A	9.7%
BBB	15.3%
BB	1.6%
B	0.7%
NR	10.7%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ActivePassive Core Bond ETF	PAGE 1	TSR-SAR-89834G752

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit http://www.activepassive.com/apcb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Core Bond ETF	PAGE 2	TSR-SAR-89834G752

ActivePassive Intermediate Municipal Bond ETF
APMU (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004  or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Intermediate Municipal Bond ETF	$18	0.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$222,686,422
Number of Holdings	1,269
Net Advisory Fee	$350,281
Portfolio Turnover	7%
Effective Duration	3.84 years
Weighted Average Maturity	5.50 years
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
iShares National Muni Bond ETF	4.1%
Mount Vernon Liquid Assets Portfolio, LLC	3.9%
New Jersey Transportation Trust Fund Authority	3.1%
State of Illinois	3.0%
Commonwealth of Pennsylvania	2.1%
State of California	1.8%
New York State Dormitory Authority	1.6%
District of Columbia	1.6%
California Community Choice Financing Authority	1.6%
Pennsylvania Turnpike Commission	1.5%

Top Sectors	(%)
US Municipal	94.4%
Cash & Other	5.6%

Credit Breakdown	(%) *
AAA	16.3%
AA	40.8%
A	23.3%
BBB	3.2%
BB	0.3%
NR	16.1%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
ActivePassive Intermediate Municipal Bond ETF	PAGE 1	TSR-SAR-89834G745

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apmu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Intermediate Municipal Bond ETF	PAGE 2	TSR-SAR-89834G745

ActivePassive International Equity ETF
APIE (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004  or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive International Equity ETF	$24	0.45%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,029,790,063
Number of Holdings	535
Net Advisory Fee	$2,132,591
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	28.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	1.9%
ASML Holding NV	1.7%
AstraZeneca PLC	1.5%
Roche Holding AG	1.4%
SAP SE	1.1%
Toyota Motor Corp.	0.9%
Novartis AG	0.9%

Top Sectors *	(%)
Financials	19.6%
Information Technology	18.9%
Industrials	14.6%
Consumer Discretionary	11.5%
Health Care	9.7%
Consumer Staples	6.5%
Communication Services	6.5%
Materials	5.6%
Energy	2.9%
Cash & Other	4.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apie.
ActivePassive International Equity ETF	PAGE 1	TSR-SAR-89834G737

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive International Equity ETF	PAGE 2	TSR-SAR-89834G737

ActivePassive U.S. Equity ETF
APUE (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive U.S. Equity ETF	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,251,070,439
Number of Holdings	402
Net Advisory Fee	$3,204,005
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	6.2%
Apple, Inc.	5.9%
Alphabet, Inc.	5.3%
Dimensional US Small Cap ETF	4.7%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.3%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.4%

Top Sectors *	(%)
Information Technology	30.9%
Financials	11.6%
Industrials	9.9%
Communication Services	9.7%
Health Care	9.6%
Consumer Discretionary	9.5%
Consumer Staples	4.9%
Energy	2.6%
Materials	2.1%
Cash & Other	9.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.activepassive.com/apue.
ActivePassive U.S. Equity ETF	PAGE 1	TSR-SAR-89834G729

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive U.S. Equity ETF	PAGE 2	TSR-SAR-89834G729

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ActivePassive ETFs
ActivePassive Core Bond ETF (APCB)
ActivePassive Intermediate Municipal Bond ETF (APMU)
ActivePassive International Equity ETF (APIE)
ActivePassive U.S. Equity ETF (APUE)
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

ActivePassive Core Bond ETF
Schedule of Investments
February 28, 2026 (Unaudited)

	Par	Value
United States Treasury Inflation Indexed Bond — 0.2%
United States Treasury Inflation Indexed Bonds, 1.88%, 07/15/2035	$1,291,789	$1,319,311
United States Treasury Note/Bond — 30.0%
4.63%, 03/15/2026	1,674,000	1,674,493
4.50%, 03/31/2026	7,772,000	7,776,452
3.75%, 04/15/2026	1,455,000	1,455,092
4.88%, 04/30/2026	829,000	830,556
4.88%, 05/31/2026	902,000	904,514
1.88%, 06/30/2026	36,000	35,702
4.63%, 06/30/2026	884,000	886,801
4.50%, 07/15/2026	56,000	56,038
1.88%, 07/31/2026	373,000	370,316
4.38%, 07/31/2026	900,000	902,737
6.75%, 08/15/2026	1,661,000	1,684,072
0.75%, 08/31/2026	186,000	182,917
3.75%, 08/31/2026	1,485,000	1,485,617
2.00%, 11/15/2026	673,000	665,498
1.63%, 11/30/2026	205,000	201,572
4.25%, 11/30/2026	894,000	898,277
4.38%, 12/15/2026	864,000	869,474
4.00%, 01/15/2027	3,055,000	3,067,076
4.13%, 01/31/2027	803,000	807,219
4.25%, 03/15/2027	548,000	552,148
3.88%, 03/31/2027	910,000	913,590
4.50%, 04/15/2027	1,496,000	1,512,479
4.63%, 06/15/2027	720,000	730,434
3.25%, 06/30/2027	50,000	49,746
3.75%, 08/15/2027	545,000	547,406
0.38%, 09/30/2027	41,000	39,004
0.50%, 10/31/2027	1,136,000	1,082,972
6.13%, 11/15/2027	1,666,000	1,740,449
0.63%, 11/30/2027	36,000	34,235
0.63%, 12/31/2027	1,422,000	1,352,733
0.75%, 01/31/2028	45,000	42,712
4.00%, 02/29/2028	537,000	543,251
3.88%, 03/15/2028	831,000	839,034
3.63%, 03/31/2028	1,561,000	1,568,470
3.75%, 05/15/2028	1,310,000	1,316,755
1.25%, 05/31/2028	87,000	82,813
1.25%, 06/30/2028	121,000	114,995
3.88%, 07/15/2028	3,850,000	3,892,786
1.00%, 07/31/2028	3,855,000	3,644,481
4.13%, 07/31/2028	336,000	341,821

The accompanying notes are an integral part of these financial statements.

1

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
United States Treasury Note/Bond — continued
2.88%, 08/15/2028	$1,327,000	$1,311,397
3.63%, 08/15/2028	4,180,000	4,204,329
1.13%, 08/31/2028	11,000	10,385
4.38%, 08/31/2028	63,000	64,323
3.38%, 09/15/2028	2,960,000	2,959,306
1.25%, 09/30/2028	5,000	4,727
1.38%, 10/31/2028	5,000	4,735
5.25%, 11/15/2028	1,659,000	1,739,034
1.50%, 11/30/2028	1,334,000	1,268,551
3.50%, 12/15/2028	3,485,000	3,495,755
1.38%, 12/31/2028	1,311,000	1,240,508
3.75%, 12/31/2028	702,000	708,869
3.50%, 01/15/2029	3,625,000	3,636,470
1.75%, 01/31/2029	10,000	9,524
4.00%, 01/31/2029	273,000	277,602
1.88%, 02/28/2029	15,000	14,319
4.25%, 02/28/2029	311,000	318,532
2.38%, 03/31/2029	10,000	9,678
4.63%, 04/30/2029	1,638,000	1,697,473
2.38%, 05/15/2029	5,000	4,833
4.50%, 05/31/2029	894,000	923,771
4.25%, 06/30/2029	2,911,000	2,987,129
4.00%, 07/31/2029	3,378,000	3,441,074
1.63%, 08/15/2029	10,000	9,402
1.75%, 11/15/2029	10,000	9,399
3.88%, 12/31/2029	5,000	5,063
3.50%, 01/31/2030	71,000	70,939
1.50%, 02/15/2030	10,000	9,264
4.00%, 02/28/2030	1,661,000	1,694,090
3.63%, 03/31/2030	658,000	661,945
4.00%, 03/31/2030	913,000	931,403
3.50%, 04/30/2030	606,000	606,604
0.63%, 05/15/2030	3,436,000	3,056,362
3.75%, 05/31/2030	1,080,000	1,091,433
4.00%, 05/31/2030	66,000	67,183
3.75%, 06/30/2030	1,324,000	1,338,042
3.88%, 06/30/2030	3,330,000	3,382,161
3.88%, 07/31/2030	2,896,000	2,941,759
4.00%, 07/31/2030	1,582,000	1,614,876
0.63%, 08/15/2030	6,524,000	5,759,214
4.13%, 08/31/2030	15,000	15,348

The accompanying notes are an integral part of these financial statements.

2

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
United States Treasury Note/Bond — continued
4.63%, 09/30/2030	$323,000	$338,223
4.88%, 10/31/2030	627,000	663,665
0.88%, 11/15/2030	4,518,000	4,006,284
4.38%, 11/30/2030	893,000	926,331
3.75%, 12/31/2030	3,461,000	3,496,016
3.75%, 01/31/2031	2,965,000	2,995,577
4.00%, 01/31/2031	1,256,000	1,282,641
1.13%, 02/15/2031	4,296,000	3,835,019
4.25%, 02/28/2031	6,276,000	6,480,828
4.13%, 03/31/2031	9,783,000	10,046,874
4.63%, 04/30/2031	525,000	551,547
1.63%, 05/15/2031	15,000	13,600
4.63%, 05/31/2031	222,000	232,686
4.25%, 06/30/2031	4,153,000	4,290,730
4.13%, 07/31/2031	560,000	575,280
1.25%, 08/15/2031	4,666,000	4,130,959
3.75%, 08/31/2031	2,600,000	2,621,836
1.38%, 11/15/2031	3,500,000	3,099,346
4.38%, 01/31/2032	1,623,000	1,687,508
1.88%, 02/15/2032	2,685,000	2,433,596
4.13%, 02/29/2032	185,000	189,410
4.13%, 03/31/2032	370,000	379,770
2.88%, 05/15/2032	1,471,000	1,407,276
2.75%, 08/15/2032	1,377,000	1,303,766
3.88%, 12/31/2032	484,000	488,840
4.00%, 01/31/2033	12,010,000	12,218,298
3.50%, 02/15/2033	1,414,000	1,394,778
3.38%, 05/15/2033	45,000	43,850
3.88%, 08/15/2033	7,491,000	7,546,305
4.50%, 11/15/2033	796,000	833,997
4.00%, 02/15/2034	2,695,000	2,730,846
4.38%, 05/15/2034	14,219,000	14,764,987
3.88%, 08/15/2034	2,992,000	2,996,850
4.63%, 02/15/2035	8,817,000	9,303,140
4.25%, 08/15/2035	6,867,000	7,038,675
4.13%, 02/15/2036	4,690,000	4,752,656
4.75%, 02/15/2037	587,000	627,219
4.50%, 05/15/2038	2,512,000	2,615,129
4.38%, 11/15/2039	24,000	24,224
1.13%, 05/15/2040	589,000	386,830
1.13%, 08/15/2040	360,000	234,148

The accompanying notes are an integral part of these financial statements.

3

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
United States Treasury Note/Bond — continued
1.38%, 11/15/2040	$638,000	$428,694
1.88%, 02/15/2041	640,000	462,263
2.25%, 05/15/2041	147,000	111,441
4.38%, 05/15/2041	24,000	23,967
1.75%, 08/15/2041	637,000	444,967
2.00%, 11/15/2041	615,000	444,013
3.13%, 11/15/2041	325,000	277,101
2.38%, 02/15/2042	587,000	446,521
3.13%, 02/15/2042	2,715,000	2,298,913
3.25%, 05/15/2042	623,000	535,780
3.88%, 02/15/2043	160,000	147,917
3.88%, 05/15/2043	51,000	47,037
4.38%, 08/15/2043	2,103,000	2,069,237
3.75%, 11/15/2043	248,000	223,676
4.75%, 11/15/2043	2,263,000	2,330,006
4.50%, 02/15/2044	502,000	500,569
4.63%, 05/15/2044	2,663,000	2,694,103
4.13%, 08/15/2044	1,851,000	1,753,533
5.00%, 05/15/2045	184,000	194,072
2.88%, 08/15/2045	200,000	155,150
2.25%, 08/15/2046	531,000	363,434
3.00%, 02/15/2047	626,000	488,940
2.75%, 08/15/2047	194,000	143,556
2.75%, 11/15/2047	605,000	447,511
3.13%, 05/15/2048	714,000	562,638
3.00%, 08/15/2048	515,000	395,725
3.38%, 11/15/2048	802,000	657,828
3.00%, 02/15/2049	660,000	504,745
2.88%, 05/15/2049	794,000	591,623
2.25%, 08/15/2049	1,047,000	683,495
2.38%, 11/15/2049	795,000	531,749
2.00%, 02/15/2050	338,000	206,814
1.25%, 05/15/2050	875,000	438,679
1.38%, 08/15/2050	2,028,000	1,044,499
1.63%, 11/15/2050	12,200,000	6,698,563
1.88%, 02/15/2051	1,403,000	819,111
2.38%, 05/15/2051	1,372,000	901,072
2.00%, 08/15/2051	540,000	323,135
1.88%, 11/15/2051	2,493,000	1,439,805
2.25%, 02/15/2052	2,113,000	1,337,463
2.88%, 05/15/2052	2,005,000	1,457,463

The accompanying notes are an integral part of these financial statements.

4

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
United States Treasury Note/Bond — continued
3.00%, 08/15/2052	$609,000	$453,824
3.63%, 02/15/2053	686,000	576,106
3.63%, 05/15/2053	698,000	585,802
4.13%, 08/15/2053	783,000	718,586
4.75%, 11/15/2053	2,948,000	2,996,596
4.25%, 02/15/2054	400,000	374,852
4.63%, 05/15/2054	1,340,000	1,336,127
4.25%, 08/15/2054	769,000	720,697
4.50%, 11/15/2054	961,000	939,058
4.63%, 02/15/2055	2,008,000	2,003,019
4.75%, 05/15/2055	2,187,000	2,226,383
4.63%, 11/15/2055	4,369,000	4,362,515
4.75%, 02/15/2056	320,000	326,125
Total United States Treasury Note/Bond (Cost $275,566,639)		278,848,897

	Shares
Exchange Traded Funds — 26.0%
iShares Core U.S. Aggregate Bond ETF	240,115	24,347,661
iShares MBS ETF	1,303,626	126,334,396
Vanguard Total International Bond ETF(a)	1,828,253	89,950,047
Total Exchange Traded Funds (Cost $233,362,260)		240,632,104

	Par
Corporate Bonds — 21.2%
Advertising & Marketing — 0.0%(b)
Neptune Bidco US, Inc., 10.38%, 05/15/2031(c)	$13,000	13,099
Aerospace & Defense — 0.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(c)	14,000	14,405
Embraer Netherlands Finance BV, 5.98%, 02/11/2035	121,000	129,674
Goat Holdco LLC, 6.75%, 02/01/2032(c)	193,000	199,094
TransDigm, Inc.
6.75%, 08/15/2028(c)	70,000	71,156
4.63%, 01/15/2029	10,000	9,951
6.88%, 12/15/2030(c)	40,000	41,550
7.13%, 12/01/2031(c)	65,000	68,037
6.00%, 01/15/2033(c)	95,000	96,509
6.25%, 01/31/2034(c)	32,000	33,041
6.13%, 07/31/2034(c)	15,000	15,217
		678,634

The accompanying notes are an integral part of these financial statements.

5

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	$207,000	$208,958
OneSky Flight LLC, 8.88%, 12/15/2029(c)	7,000	7,436
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	391,876	390,191
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	105,822	108,166
		714,751
Apparel & Textile Products — 0.0%(b)
Champ Acquisition Corp., 8.38%, 12/01/2031(c)	20,000	21,265
Auto Parts Manufacturing — 0.0%(b)
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(c)	22,000	22,318
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032(c)	5,000	5,275
		27,593
Automobiles & Components — 0.1%
General Motors Co., 6.80%, 10/01/2027	410,000	424,376
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	155,000	148,346
Phinia, Inc., 6.75%, 04/15/2029(c)	7,000	7,225
		579,947
Automobiles Manufacturing — 0.7%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	55,852
BMW US Capital LLC
4.90%, 04/02/2029(c)	379,000	387,754
4.15%, 04/09/2030(c)	164,000	163,574
2.55%, 04/01/2031(c)	284,000	261,636
5.15%, 08/11/2033(c)	82,000	84,850
General Motors Financial Co., Inc., 5.85%, 04/06/2030	45,000	47,486
Hyundai Capital America
1.50%, 06/15/2026(c)	233,000	230,700
5.45%, 06/24/2026(c)	11,000	11,018
3.50%, 11/02/2026(c)	94,000	93,435
5.30%, 03/19/2027(c)	10,000	10,114
5.30%, 06/24/2029(c)	9,000	9,296
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026(c)	436,000	435,292
3.75%, 02/22/2028(c)	1,071,000	1,069,568
5.10%, 08/03/2028(c)	312,000	319,495
2.63%, 03/10/2030(c)	857,000	810,918
Stellantis Finance US, Inc., 6.45%, 03/18/2035(c)	205,000	211,472
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(c)	395,000	397,367
5.40%, 09/15/2030(c)	580,000	586,690

The accompanying notes are an integral part of these financial statements.

6

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Automobiles Manufacturing — continued
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(c)	$332,000	$317,849
6.20%, 11/16/2028(c)	344,000	360,072
6.45%, 11/16/2030(c)	200,000	215,618
		6,080,056
Banks — 2.9%
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032(c)	206,000	230,001
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	707,000	706,222
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029	975,000	974,392
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	269,831
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	111,000	102,383
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	19,676
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	495,000	518,431
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	370,000	375,918
Barclays PLC
4.52% to 02/24/2031 then SOFR + 1.14%, 02/24/2032	355,000	355,131
7.12% to 06/27/2033 then SOFR + 3.57%, 06/27/2034	700,000	786,353
5.21% to 02/24/2036 then SOFR + 1.51%, 02/24/2037	350,000	349,199
6.04% to 03/12/2054 then SOFR + 2.42%, 03/12/2055(a)	859,000	926,773
BNP Paribas SA, 5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030(c)	369,000	378,825
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	250,000	261,373
BPCE SA
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032(c)	260,000	235,742
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046(c)	697,000	751,993
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(c)	532,000	597,446
Citibank NA, 5.80%, 09/29/2028	500,000	523,740
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	235,000	234,129
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	395,000	392,730
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	174,000	174,502
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	450,000	460,502
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	860,000	866,741
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,094,000	1,168,223
6.13%, 08/25/2036	657,000	706,360
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	735,203
Citizens Financial Group, Inc., 5.30% to 01/29/2031 then 5 yr. CMT Rate + 1.45%, 01/29/2036	10,000	10,115
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(c)	343,000	353,917

The accompanying notes are an integral part of these financial statements.

7

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Banks — continued
Fifth Third Bancorp
4.57% to 04/29/2031 then SOFR + 0.95%, 04/29/2032	$420,000	$421,528
5.14% (SOFR + 1.24%), 01/29/2037	265,000	265,254
Fifth Third Bank NA, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	468,000	480,990
First Citizens BancShares, Inc., 5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	23,000	23,048
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	9,000	9,235
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	405,000	424,404
JPMorgan Chase & Co.
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	447,000	443,519
5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	385,000	394,590
4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	175,000	175,121
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	741,000	779,694
3.88% to 07/24/2037 then 3 mo. Term SOFR + 1.62%, 07/24/2038	73,000	65,986
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	235,000	201,641
Lloyds Banking Group PLC, 5.67% to 02/10/2046 then 1 yr. CMT Rate + 0.82%, 02/10/2047	205,000	206,714
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	565,000	573,313
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	609,172
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	278,588
National Australia Bank Ltd.
2.33%, 08/21/2030(c)	250,000	229,333
2.99%, 05/21/2031(c)	250,000	232,139
NatWest Group PLC, 5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031	321,000	330,323
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	327,517
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,295
5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	340,000	357,071
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036	170,000	175,877
5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	560,000	566,353
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	413,000	431,690
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	120,000	120,199
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	200,000	203,507

The accompanying notes are an integral part of these financial statements.

8

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	$637,000	$685,840
4.60% to 01/27/2031 then SOFR + 0.97%, 01/27/2032	460,000	463,805
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual(a)	290,000	286,813
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	229,678
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	148,000	130,771
Wells Fargo & Co.
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	506,000	496,159
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	597,000	603,676
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	709,000	733,579
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	96,000	99,821
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	112,346
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	470,000	491,286
5.38%, 11/02/2043	175,000	170,474
Wells Fargo Bank NA, 5.85%, 02/01/2037	278,000	295,349
		26,597,549
Biotechnology — 0.0%(b)
CSL Finance PLC, 4.95%, 04/27/2062(c)	6,000	5,340
Cable & Satellite — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030(c)	31,000	29,916
4.75%, 02/01/2032(c)	32,000	29,707
4.50%, 05/01/2032	330,000	301,473
7.00%, 02/01/2033(c)	24,000	24,496
4.50%, 06/01/2033(c)	210,000	187,244
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/2035	275,000	276,191
3.50%, 06/01/2041	290,000	208,589
6.70%, 12/01/2055	152,000	147,998
Cox Communications, Inc., 3.50%, 08/15/2027(c)	1,029,000	1,019,732
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(c)	12,000	12,252
Sirius XM Radio LLC, 4.13%, 07/01/2030(c)	31,000	29,168
Sky Group Finance Ltd., 6.50%, 10/15/2035(c)	227,000	252,888
		2,519,654

The accompanying notes are an integral part of these financial statements.

9

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Capital Goods — 0.8%
AGCO Corp., 5.45%, 03/21/2027	$10,000	$10,102
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	216,344
5.20%, 07/15/2031	545,000	559,630
Alta Equipment Group, Inc., 9.00%, 06/01/2029(c)	5,000	4,714
ATI, Inc., 7.25%, 08/15/2030	8,000	8,364
Atkore, Inc., 4.25%, 06/01/2031(c)	11,000	10,536
Axon Enterprise, Inc., 6.13%, 03/15/2030(c)	4,000	4,122
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(c)	16,000	15,753
Boeing Co.
5.04%, 05/01/2027	685,000	692,424
5.15%, 05/01/2030	590,000	611,194
3.90%, 05/01/2049	245,000	187,202
Bombardier, Inc.
7.25%, 07/01/2031(c)	89,000	94,563
7.00%, 06/01/2032(c)	165,000	173,581
Builders FirstSource, Inc.
6.38%, 06/15/2032(c)	150,000	153,877
6.75%, 05/15/2035(c)	15,000	15,633
Fortive Corp., 4.30%, 06/15/2046	349,000	294,172
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(c)	18,000	19,010
GE Vernova, Inc.
4.25%, 02/04/2031	165,000	165,784
4.88%, 02/04/2036	130,000	131,366
5.50%, 02/04/2056	305,000	302,064
Herc Holdings, Inc., 6.00%, 03/15/2034(c)	30,000	30,113
Hexcel Corp., 5.88%, 02/26/2035	76,000	80,869
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	382,037
5.95%, 02/01/2037	250,000	272,749
Illinois Tool Works, Inc., 3.90%, 09/01/2042	348,000	301,169
Masterbrand, Inc., 7.00%, 07/15/2032(c)	8,000	8,038
Nordson Corp., 5.80%, 09/15/2033	97,000	103,496
Northrop Grumman Corp.
4.95%, 03/15/2053	703,000	647,730
5.20%, 06/01/2054	347,000	330,608
Quanta Services, Inc., 4.50%, 01/15/2031	525,000	531,408
QXO Building Products, Inc., 6.75%, 04/30/2032(c)	18,000	18,612
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	356,036

The accompanying notes are an integral part of these financial statements.

10

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Capital Goods — continued
RTX Corp., 3.03%, 03/15/2052	$125,000	$82,991
Terex Corp., 6.25%, 10/15/2032(c)	160,000	164,483
		6,980,774
Casinos & Gaming — 0.0%(b)
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(c)	12,000	12,482
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(c)	22,000	22,433
		34,915
Chemicals — 0.2%
Air Liquide Finance SA, 3.50%, 09/27/2046(c)	238,000	184,139
Calderys Financing LLC, 11.25%, 06/01/2028(c)	130,000	134,851
Celanese US Holdings LLC
7.00%, 02/15/2031	10,000	10,280
7.20%, 11/15/2033(a)(d)	205,000	219,841
7.38%, 02/15/2034	9,000	9,229
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(c)	6,000	5,977
LYB International Finance III LLC
5.88%, 01/15/2036	265,000	267,341
4.20%, 10/15/2049	135,000	97,775
3.63%, 04/01/2051	265,000	172,755
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)(c)	10,000	10,330
Tronox, Inc., 9.13%, 09/30/2030(c)	3,000	2,941
Windsor Holdings III LLC, 8.50%, 06/15/2030(c)	347,000	363,402
WR Grace Holdings LLC
7.38%, 03/01/2031(c)	115,000	117,843
7.00%, 08/01/2033(c)	13,000	13,211
		1,609,915
Commercial & Professional Services — 0.1%
ADT Security Corp., 5.88%, 10/15/2033(c)	7,000	7,100
Brink’s Co., 6.50%, 06/15/2029(c)	8,000	8,224
Equifax, Inc.
5.10%, 12/15/2027	275,000	279,467
3.10%, 05/15/2030	60,000	57,154
Jacobs Solutions, Inc., 4.75%, 03/03/2031	445,000	444,727
Republic Services, Inc.
5.00%, 04/01/2034	212,000	219,417
5.70%, 05/15/2041	129,000	138,525
Science Applications International Corp., 5.88%, 11/01/2033(c)	7,000	6,944
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	93,588
Waste Management, Inc., 3.90%, 03/01/2035	65,000	62,042
		1,317,188

The accompanying notes are an integral part of these financial statements.

11

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Commercial Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	$455,000	$473,895
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	240,000	248,347
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026(c)	609,000	609,081
4.20%, 04/15/2029(c)	380,000	378,102
Azorra Finance Ltd.
7.75%, 04/15/2030(c)	14,000	14,678
7.25%, 01/15/2031(c)	3,000	3,125
GGAM Finance Ltd., 8.00%, 06/15/2028(c)	8,000	8,396
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(c)	8,000	8,235
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(c)	18,000	18,826
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(c)	9,000	9,445
		1,772,130
Construction Materials Manufacturing — 0.1%
Holcim US Finance Luxembourg SA
3.50%, 09/22/2026(c)	345,000	342,405
6.88%, 09/29/2039(c)	70,000	79,104
JH North America Holdings, Inc., 6.13%, 07/31/2032(c)	9,000	9,220
Quikrete Holdings, Inc., 6.38%, 03/01/2032(c)	400,000	414,939
Standard Building Solutions, Inc.
6.50%, 08/15/2032(c)	75,000	77,118
5.88%, 03/15/2034(c)	18,000	17,924
Standard Industries, Inc., 4.75%, 01/15/2028(c)	180,000	179,111
		1,119,821
Consumer Discretionary Distribution & Retail — 0.1%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(c)	12,000	12,275
Gap, Inc., 3.88%, 10/01/2031(c)	9,000	8,361
Genuine Parts Co., 6.88%, 11/01/2033	117,000	129,165
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,151
Lowe’s Cos., Inc.
3.70%, 04/15/2046	348,000	268,856
5.75%, 07/01/2053	119,000	119,341
Men’s Wearhouse LLC, 9.00%, 02/01/2031(c)	5,000	5,138
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(c)	7,000	6,824
		562,111
Consumer Durables & Apparel — 0.2%
Crocs, Inc., 4.25%, 03/15/2029(c)	5,000	4,863
Dream Finders Homes, Inc.
8.25%, 08/15/2028(c)	7,000	7,219
6.88%, 09/15/2030(c)	7,000	7,145

The accompanying notes are an integral part of these financial statements.

12

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Consumer Durables & Apparel — continued
Installed Building Products, Inc., 5.63%, 02/01/2034(c)	$9,000	$9,119
LGI Homes, Inc., 7.00%, 11/15/2032(a)(c)	375,000	367,146
Mattel, Inc., 3.75%, 04/01/2029(c)	315,000	308,173
Meritage Homes Corp., 5.65%, 03/15/2035	482,000	496,244
Newell Brands, Inc., 6.38%, 05/15/2030	11,000	11,015
Sekisui House US, Inc., 3.97%, 08/06/2061	211,000	142,604
TopBuild Corp., 5.63%, 01/31/2034(c)	10,000	10,067
Under Armour, Inc., 7.25%, 07/15/2030(c)	5,000	5,164
Whirlpool Corp., 5.50%, 03/01/2033	132,000	125,872
		1,494,631
Consumer Finance — 0.1%
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032(c)	16,000	15,808
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM, 7.38%, 09/30/2030(c)	7,000	7,061
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031(c)	10,000	10,338
8.38%, 04/01/2032(c)	14,000	14,081
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(c)	10,000	10,024
Planet Financial Group LLC, 10.50%, 12/15/2029(c)	5,000	4,820
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(c)	7,000	7,260
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031(c)	333,000	312,447
UWM Holdings LLC
6.63%, 02/01/2030(c)	114,000	112,949
6.25%, 03/15/2031(c)	6,000	5,787
		500,575
Consumer Products — 0.0%(b)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029(c)	6,000	5,891
5.60%, 01/15/2031(c)	9,000	9,011
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032(a)	12,000	11,724
		26,626
Consumer Services — 0.2%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(c)	185,000	195,070
Brinker International, Inc., 8.25%, 07/15/2030(c)	8,000	8,437
Caesars Entertainment, Inc., 6.50%, 02/15/2032(c)	29,000	29,417
Carnival Corp., 6.13%, 02/15/2033(a)(c)	215,000	222,154
Churchill Downs, Inc.
5.75%, 04/01/2030(c)	6,000	6,036
6.75%, 05/01/2031(c)	280,000	288,058
CompoSecure Holdings LLC, 5.63%, 02/01/2033(c)	10,000	9,931
Life Time, Inc., 6.00%, 11/15/2031(c)	21,000	21,600

The accompanying notes are an integral part of these financial statements.

13

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Consumer Services — continued
Marriott International, Inc./MD, 5.00%, 10/15/2027	$103,000	$104,411
Royal Caribbean Cruises Ltd., 4.75%, 05/15/2033	335,000	336,574
Six Flags Entertainment Corp., 7.25%, 05/15/2031(c)	95,000	93,098
Starbucks Corp., 3.00%, 02/14/2032	349,000	325,151
Williams Scotsman, Inc., 6.63%, 06/15/2029(c)	175,000	180,447
		1,820,384
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc., 4.50%, 07/26/2047(c)	573,000	497,481
Sysco Corp., 4.45%, 03/15/2048	164,000	140,974
Walmart, Inc.
4.00%, 04/15/2026	160,000	159,611
3.90%, 04/15/2028	150,000	150,603
4.00%, 04/15/2030	69,000	69,819
		1,018,488
Containers & Packaging — 0.1%
Berry Global, Inc.
4.88%, 07/15/2026(c)	256,000	255,414
5.65%, 01/15/2034	152,000	160,236
Cascades, Inc., 6.75%, 07/15/2030(c)	7,000	7,169
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030(a)(c)	19,000	18,885
6.75%, 04/15/2032(c)	8,000	8,046
Graphic Packaging International LLC, 6.38%, 07/15/2032(c)	10,000	10,117
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030(c)	120,000	122,606
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(c)	8,000	8,075
		590,548
Department Stores — 0.0%(b)
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(c)	17,000	17,786
Design, Manufacturing & Distribution — 0.0%(b)
Imola Merger Corp., 4.75%, 05/15/2029(c)	165,000	161,918
Educational Services — 0.1%
American University, 3.67%, 04/01/2049	327,000	257,552
Emory University, 2.97%, 09/01/2050	651,000	440,804
George Washington University, 4.30%, 09/15/2044	10,000	8,839
University of Chicago, 2.76%, 04/01/2045	87,000	70,591
		777,786
Electrical Equipment Manufacturing — 0.0%(b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(c)	16,000	16,539
Vertiv Group Corp., 4.13%, 11/15/2028(c)	11,000	10,936

The accompanying notes are an integral part of these financial statements.

14

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Electrical Equipment Manufacturing — continued(b)
WESCO Distribution, Inc.
6.63%, 03/15/2032(c)	$125,000	$129,864
6.38%, 03/15/2033(c)	65,000	67,644
		224,983
Energy — 1.0%
Aker BP ASA, 5.80%, 10/01/2054(c)	436,000	408,776
Cheniere Energy Partners LP
4.00%, 03/01/2031	821,000	804,978
5.75%, 08/15/2034	345,000	363,877
CNX Midstream Partners LP, 4.75%, 04/15/2030(c)	8,000	7,788
CNX Resources Corp., 7.25%, 03/01/2032(c)	9,000	9,420
Comstock Resources, Inc., 6.75%, 03/01/2029(c)	12,000	11,933
Coterra Energy, Inc., 5.40%, 02/15/2035	140,000	144,228
Devon Energy Corp., 5.75%, 09/15/2054(a)	126,000	122,563
Diamondback Energy, Inc.
5.20%, 04/18/2027	165,000	166,735
5.55%, 04/01/2035	600,000	628,056
5.75%, 04/18/2054	340,000	331,233
Energy Transfer LP
6.00%, 02/01/2029(c)	703,000	710,473
5.25%, 04/15/2029	382,000	393,635
6.40%, 12/01/2030	295,000	320,557
7.38%, 02/01/2031(c)	342,000	354,116
6.13%, 12/15/2045	120,000	121,107
5.00%, 05/15/2050	90,000	76,803
EOG Resources, Inc., 5.65%, 12/01/2054(a)	243,000	242,729
EQT Corp., 5.75%, 02/01/2034	3,000	3,171
Expand Energy Corp., 4.75%, 02/01/2032	510,000	509,335
Hess Corp.
7.13%, 03/15/2033	172,000	200,595
6.00%, 01/15/2040	326,000	356,593
Marathon Oil Corp., 6.60%, 10/01/2037	43,000	46,279
MPLX LP, 4.70%, 04/15/2048	71,000	59,801
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	70,305
7.88%, 09/15/2031	109,000	126,284
4.10%, 02/15/2047	82,000	61,921
6.05%, 10/01/2054	750,000	746,961
ONEOK, Inc., 6.25%, 10/15/2055	245,000	247,828
Saudi Arabian Oil Co., 5.75%, 07/17/2054(c)	200,000	194,637

The accompanying notes are an integral part of these financial statements.

15

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Energy — continued
SM Energy Co., 8.75%, 07/01/2031(c)	$5,000	$5,239
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(c)	3,000	3,096
5.88%, 03/15/2034(c)	9,000	9,018
Targa Resources Corp., 4.35%, 01/15/2029	180,000	181,063
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	80,000	87,020
6.10%, 06/01/2040	33,000	35,502
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	341,000	341,016
5.10%, 03/15/2036(c)	90,000	91,567
5.75%, 03/15/2056(c)	145,000	145,687
Valero Energy Corp., 6.63%, 06/15/2037	300,000	336,687
Western Midstream Operating LP, 4.80%, 03/01/2031	155,000	155,975
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	91,675
		9,326,262
Entertainment Content — 0.0%(b)
Discovery Communications LLC
4.88%, 04/01/2043	5,000	3,053
5.20%, 09/20/2047	139,000	84,578
5.30%, 05/15/2049	89,000	56,037
4.00%, 09/15/2055	244,000	119,748
Univision Communications, Inc., 9.38%, 08/01/2032(c)	28,000	29,578
		292,994
Entertainment Resources — 0.0%(b)
Cinemark USA, Inc., 5.25%, 07/15/2028(c)	20,000	19,970
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(c)	6,000	5,570
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	210,000	201,626
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(c)	9,000	9,096
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027(c)	12,000	11,966
		248,228
Equity Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle, Inc., 1.05%, 07/15/2026	165,000	162,815
EPR Properties, 4.75%, 11/15/2030	445,000	445,386
Iron Mountain, Inc., 4.88%, 09/15/2029(c)	22,000	21,764
Realty Income Corp.
4.70%, 12/15/2028	103,000	104,851
3.10%, 12/15/2029	161,000	155,939

The accompanying notes are an integral part of these financial statements.

16

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
4.85%, 03/15/2030	$500,000	$516,206
2.70%, 02/15/2032	256,000	233,996
		1,640,957
Exploration & Production — 0.1%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(c)	11,000	11,548
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029(c)	8,000	8,009
6.63%, 10/15/2032(c)	355,000	368,134
6.63%, 07/15/2033(c)	5,000	5,179
Caturus Energy LLC, 8.50%, 02/15/2030(c)	5,000	5,215
Permian Resources Operating LLC
5.88%, 07/01/2029(c)	12,000	12,017
7.00%, 01/15/2032(c)	425,000	445,173
		855,275
Financial Services — 1.9%
Ally Financial, Inc., 6.70%, 02/14/2033(a)	11,000	11,447
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	174,000	166,818
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	314,653
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	358,000	371,670
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	205,000	229,308
BGC Group, Inc., 6.15%, 04/02/2030	14,000	14,552
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	35,000	34,499
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027(c)	100,000	98,247
7.75%, 12/01/2029(c)	90,000	95,763
Blackstone Private Credit Fund, 6.00%, 11/22/2034	696,000	673,727
Block, Inc., 6.50%, 05/15/2032	140,000	143,752
Bread Financial Holdings, Inc.
6.75%, 05/15/2031(c)	10,000	10,175
8.38% to 06/15/2030 then 5 yr. CMT Rate + 4.30%, 06/15/2035(c)	4,000	4,071
Capital One Financial Corp.
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	656,000	686,709
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	902,000	952,063
Carlyle Finance LLC, 5.65%, 09/15/2048(c)	51,000	50,028
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	351,130
Citadel LP, 6.38%, 01/23/2032(c)	270,000	285,158
Coinbase Global, Inc., 3.38%, 10/01/2028(c)	11,000	10,474
Enova International, Inc., 9.13%, 08/01/2029(c)	9,000	9,437

The accompanying notes are an integral part of these financial statements.

17

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Financial Services — continued
EZCORP, Inc., 7.38%, 04/01/2032(c)	$11,000	$11,778
FirstCash, Inc.
5.63%, 01/01/2030(c)	25,000	24,830
6.88%, 03/01/2032(c)	28,000	28,859
goeasy Ltd., 6.88%, 02/15/2031(c)	5,000	4,305
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	892,000	886,929
2.60%, 02/07/2030	1,036,000	980,026
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	785,000	820,278
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031	530,000	530,453
6.13%, 02/15/2033	211,000	230,916
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	715,000	663,609
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	580,000	575,846
5.15%, 05/22/2045	245,000	230,904
5.54% to 01/21/2046 then SOFR + 1.32%, 01/21/2047	220,000	218,552
Goldman Sachs Private Credit Corp., 6.25%, 05/06/2030(c)	195,000	194,862
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031(c)	382,000	396,672
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(c)	13,000	13,596
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	259,648
4.00%, 03/15/2029(c)	5,000	4,921
5.20%, 03/15/2030	405,000	412,746
4.38%, 05/15/2031(c)	261,000	254,873
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033(c)	347,000	365,755
Marex Group PLC, 6.40%, 11/04/2029	16,000	16,715
Mastercard, Inc., 4.88%, 05/09/2034	208,000	214,153
Morgan Stanley
3.63%, 01/20/2027	395,000	393,424
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	157,495
3.59%, 07/22/2028(e)	208,000	206,239
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	135,693
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	210,000	218,848
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	285,000	303,892
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036	255,000	253,153
4.30%, 01/27/2045	304,000	264,747
Nationwide Building Society
4.85%, 07/27/2027(c)	343,000	347,192
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029(c)	467,000	471,427
Nuveen LLC, 5.55%, 01/15/2030(c)	418,000	435,671

The accompanying notes are an integral part of these financial statements.

18

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Financial Services — continued
OneMain Finance Corp.
3.50%, 01/15/2027	$80,000	$78,918
7.13%, 11/15/2031	105,000	107,153
6.75%, 03/15/2032	22,000	22,143
6.75%, 09/15/2033	7,000	6,939
PennyMac Financial Services, Inc.
7.13%, 11/15/2030(c)	295,000	302,719
6.88%, 05/15/2032(c)	26,000	26,118
PRA Group, Inc., 5.00%, 10/01/2029(c)	10,000	9,216
PROG Holdings, Inc., 6.00%, 11/15/2029(c)	7,000	6,861
Radian Group, Inc., 6.20%, 05/15/2029	370,000	387,669
Rithm Capital Corp., 8.00%, 07/15/2030(c)	4,000	4,012
S&P Global, Inc.
3.70%, 03/01/2052	185,000	140,487
3.90%, 03/01/2062	119,000	89,882
Starwood Property Trust, Inc.
7.25%, 04/01/2029(c)	5,000	5,232
6.50%, 07/01/2030(c)	290,000	301,024
State Street Corp.
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual(a)	300,000	312,758
2.20%, 03/03/2031	303,000	275,275
6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	383,878
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(c)	28,000	29,005
Synchrony Financial, 7.25%, 02/02/2033	14,000	14,734
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031(c)	27,000	28,110
Walker & Dunlop, Inc., 6.63%, 04/01/2033(c)	12,000	11,843
		17,586,664
Food & Beverage — 0.4%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	609,000	610,803
4.90%, 02/01/2046	182,000	170,339
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039	355,000	462,521
4.95%, 01/15/2042	145,000	140,513
Cargill, Inc.
5.13%, 10/11/2032(c)	222,000	232,831
4.75%, 04/24/2033(c)	84,000	85,309
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(c)	5,000	5,141
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(c)	8,000	8,530
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(c)	7,000	7,172

The accompanying notes are an integral part of these financial statements.

19

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Food & Beverage — continued
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.63%, 01/15/2032	$340,000	$321,375
6.75%, 03/15/2034	279,000	310,444
5.95%, 04/20/2035	140,000	148,206
6.50%, 12/01/2052	801,000	847,178
Mars, Inc.
4.55%, 04/20/2028(c)	496,000	501,730
4.20%, 04/01/2059(c)	350,000	284,772
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(c)	6,000	6,074
		4,142,938
Food, Beverage & Tobacco — 0.3%
Campbell’s Co., 5.30%, 03/20/2026	10,000	9,980
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	62,176
J M Smucker Co.
6.20%, 11/15/2033	355,000	388,696
3.55%, 03/15/2050	40,000	28,390
Kellanova, 5.75%, 05/16/2054	37,000	37,796
Molson Coors Beverage Co., 5.00%, 05/01/2042	90,000	84,041
PepsiCo, Inc.
4.65%, 07/23/2032	250,000	256,895
3.88%, 03/19/2060	130,000	100,587
Philip Morris International, Inc., 5.63%, 09/07/2033	998,000	1,070,333
Turning Point Brands, Inc., 7.63%, 03/15/2032(c)	9,000	9,649
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	351,508
		2,400,051
Forest & Paper Products Manufacturing — 0.0%(b)
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	13,898
Government Development Banks — 0.0%(b)
Oesterreichische Kontrollbank AG, 3.75%, 01/15/2031	295,000	297,140
Hardware — 0.0%(b)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	160,000	157,967
Health Care Equipment & Services — 0.6%
Abbott Laboratories
4.65%, 03/15/2036	330,000	329,405
5.50%, 03/15/2056	155,000	155,257
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(c)	10,000	10,310
Bausch + Lomb Corp., 8.38%, 10/01/2028(c)	415,000	429,486
Boston Scientific Corp., 7.38%, 01/15/2040	350,000	428,947

The accompanying notes are an integral part of these financial statements.

20

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Health Care Equipment & Services — continued
Centene Corp.
4.63%, 12/15/2029	$508,000	$496,032
2.50%, 03/01/2031	34,000	29,457
Cigna Group
3.40%, 03/15/2050	123,000	87,045
5.60%, 02/15/2054	420,000	410,469
CVS Health Corp.
3.00%, 08/15/2026	350,000	347,622
5.13%, 02/21/2030	225,000	231,530
5.13%, 07/20/2045	80,000	73,080
5.63%, 02/21/2053	161,000	152,994
6.20%, 09/15/2055	67,000	68,557
DaVita, Inc., 4.63%, 06/01/2030(c)	24,000	23,451
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	85,000	86,968
Humana, Inc.
8.15%, 06/15/2038	135,000	165,507
5.50%, 03/15/2053	102,000	91,808
Molina Healthcare, Inc., 6.25%, 01/15/2033(c)	339,000	332,905
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(c)	9,000	8,926
Stryker Corp., 4.38%, 05/15/2044	354,000	312,789
Tenet Healthcare Corp.
4.63%, 06/15/2028	235,000	234,220
6.88%, 11/15/2031	75,000	81,865
6.00%, 11/15/2033(a)(c)	16,000	16,503
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,056
4.25%, 01/15/2029	631,000	637,958
4.75%, 05/15/2052	272,000	236,455
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	32,146
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	242,161
		5,763,909
Health Care Facilities & Services — 0.8%
Adventist Health System/West
2.95%, 03/01/2029	6,000	5,779
3.63%, 03/01/2049	33,000	23,169
Allina Health System, 4.81%, 11/15/2045	582,000	536,679
Banner Health, 2.91%, 01/01/2051	1,117,000	737,244
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	334,032
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(c)	21,000	20,142

The accompanying notes are an integral part of these financial statements.

21

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Health Care Facilities & Services — continued
CommonSpirit Health
6.07%, 11/01/2027	$63,000	$64,850
5.21%, 12/01/2031	15,000	15,607
4.35%, 11/01/2042	45,000	40,263
6.46%, 11/01/2052	37,000	40,980
5.55%, 12/01/2054	777,000	764,753
Dignity Health, 4.50%, 11/01/2042	414,000	371,323
Global Medical Response, Inc., 7.38%, 10/01/2032(c)	4,000	4,180
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	344,022
HCA, Inc.
5.88%, 02/01/2029	215,000	223,579
3.38%, 03/15/2029	265,000	259,818
5.45%, 04/01/2031	160,000	167,168
Integris Baptist Medical Center, Inc., 3.88%, 08/15/2050	100,000	76,179
IQVIA, Inc.
5.70%, 05/15/2028	559,000	576,522
6.25%, 02/01/2029	196,000	205,599
LifePoint Health, Inc.
11.00%, 10/15/2030(c)	10,000	10,846
8.38%, 02/15/2032(c)	13,000	14,048
Methodist Hospital, 2.71%, 12/01/2050	408,000	261,446
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	7,312
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/2052	768,000	591,311
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	25,570
MultiCare Health System, 2.80%, 08/15/2050	82,000	49,801
Novant Health, Inc., 3.17%, 11/01/2051	52,000	35,629
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	15,053
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	6,217
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(c)	8,000	8,342
Sotera Health Holdings LLC, 7.38%, 06/01/2031(c)	13,000	13,661
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	370,865
Sutter Health
2.29%, 08/15/2030	28,000	25,967
5.16%, 08/15/2033	49,000	51,000
4.09%, 08/15/2048	182,000	150,850
5.55%, 08/15/2053	67,000	68,638
Toledo Hospital, 5.75%, 11/15/2038	135,000	136,805
Trinity Health Corp., 2.63%, 12/01/2040	658,000	493,964
US Acute Care Solutions LLC, 9.75%, 05/15/2029(c)	11,000	10,990
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	18,953
		7,179,156

The accompanying notes are an integral part of these financial statements.

22

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Homebuilders — 0.0%(b)
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033(c)	$9,000	$9,069
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(c)	7,000	7,167
Weekley Homes LLC / Weekley Finance Corp.
4.88%, 09/15/2028(c)	8,000	7,906
6.75%, 01/15/2034(c)	5,000	5,023
		29,165
Household & Personal Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/2030(c)	6,000	6,111
Clorox Co., 4.60%, 05/01/2032	314,000	318,234
Edgewell Personal Care Co., 4.13%, 04/01/2029(c)	20,000	19,266
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	149,910
Kenvue, Inc.
5.05%, 03/22/2053	177,000	164,772
5.20%, 03/22/2063	41,000	38,036
Procter & Gamble Co., 3.55%, 03/25/2040	348,000	307,678
		1,004,007
Industrial Other — 0.1%
Ashtead Capital, Inc.
5.55%, 05/30/2033(c)	232,000	242,379
5.95%, 10/15/2033(c)	349,000	371,628
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(c)	11,000	11,186
Resideo Funding, Inc., 4.00%, 09/01/2029(c)	105,000	102,191
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(c)	10,000	10,416
United Rentals North America, Inc., 5.38%, 11/15/2033(c)	9,000	9,057
		746,857
Insurance — 0.3%
Arthur J Gallagher & Co.
5.75%, 03/02/2053	4,000	3,883
6.75%, 02/15/2054	84,000	91,737
CNO Financial Group, Inc., 6.45%, 06/15/2034	204,000	212,307
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	500,000	515,005
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	45,161
MetLife, Inc.
10.75%, 08/01/2039	103,000	136,150
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	329,000	341,015
Primerica, Inc., 2.80%, 11/19/2031	503,000	461,040
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	74,328

The accompanying notes are an integral part of these financial statements.

23

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Insurance — continued
Prudential Financial, Inc.
3.00%, 03/10/2040	$452,000	$352,362
5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048(f)	343,000	344,823
W R Berkley Corp., 4.75%, 08/01/2044	177,000	161,961
		2,739,772
Integrated Oils — 0.2%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	439,119
4.99%, 04/10/2034	525,000	540,751
Shell Finance US, Inc., 6.38%, 12/15/2038(c)	553,000	627,565
		1,607,435
Internet Media — 0.1%
Beignet Investor LLC, 6.58%, 05/30/2049(c)	820,000	871,376
Match Group Holdings II LLC, 5.63%, 02/15/2029(c)	11,000	10,963
		882,339
Leisure Products Manufacturing — 0.0%(b)
Acushnet Co., 5.63%, 12/01/2033(c)	10,000	10,177
Amer Sports Co., 6.75%, 02/16/2031(c)	6,000	6,248
		16,425
Life Insurance — 0.1%
Corebridge Global Funding, 5.20%, 01/12/2029(c)	147,000	151,029
Global Atlantic Fin Co., 6.75%, 03/15/2054(c)	141,000	132,404
Guardian Life Global Funding, 3.25%, 03/29/2027(c)	66,000	65,489
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(c)	85,000	58,779
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(c)	233,000	242,091
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064(c)	400,000	418,808
RGA Global Funding, 5.45%, 05/24/2029(c)	8,000	8,289
Western And Southern Life Insurance Co., 3.75%, 04/28/2061(c)	244,000	169,908
		1,246,797
Machinery Manufacturing — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/2033(c)	260,000	270,424
CNH Industrial Capital LLC
4.55%, 04/10/2028	192,000	193,492
4.38%, 03/07/2031	500,000	499,788
		963,704
Managed Care — 0.0%(b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029(c)	11,000	11,292
5.88%, 06/15/2054(c)	334,000	325,273
		336,565

The accompanying notes are an integral part of these financial statements.

24

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Materials — 0.4%
Century Aluminum Co., 6.88%, 08/01/2032(c)	$4,000	$4,132
Chemours Co., 8.00%, 01/15/2033(c)	6,000	6,092
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(c)	5,000	5,122
Dow Chemical Co., 5.95%, 03/15/2055	540,000	489,382
Eastman Chemical Co., 4.65%, 10/15/2044	348,000	302,115
Eldorado Gold Corp., 6.25%, 09/01/2029(c)	8,000	8,034
ERO Copper Corp., 6.50%, 02/15/2030(c)	6,000	6,066
FMC Corp., 6.38%, 05/18/2053	147,000	109,868
International Paper Co., 6.00%, 11/15/2041	177,000	183,816
Magnera Corp., 7.25%, 11/15/2031(c)	10,000	9,774
Mineral Resources Ltd., 7.00%, 04/01/2031(c)	5,000	5,250
Mosaic Co.
4.60%, 11/15/2030	260,000	262,711
5.45%, 11/15/2033(a)	508,000	527,667
New Gold, Inc., 6.88%, 04/01/2032(c)	9,000	9,574
Northern Star Resources Ltd., 6.13%, 04/11/2033(c)	161,000	172,338
Olin Corp., 6.63%, 04/01/2033(c)	8,000	7,802
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/2048(c)	275,000	205,103
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	74,470
Sealed Air Corp.
6.50%, 07/15/2032(c)	30,000	30,845
6.88%, 07/15/2033(c)	125,000	128,987
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,253
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(c)	16,000	16,142
Vale SA, 5.63%, 09/11/2042	157,000	159,705
Westlake Corp.
5.55%, 11/15/2035	150,000	152,005
6.38%, 11/15/2055	335,000	335,033
Yamana Gold, Inc., 2.63%, 08/15/2031	464,000	424,053
		3,641,339
Media & Entertainment — 0.6%
Alphabet, Inc.
4.10%, 11/15/2030	390,000	392,636
4.38%, 11/15/2032	125,000	126,425
4.40%, 02/15/2033	100,000	100,659
4.70%, 11/15/2035	195,000	197,030
4.80%, 02/15/2036	155,000	157,213
5.35%, 11/15/2045	210,000	210,509
5.25%, 05/15/2055	440,000	427,526
5.45%, 11/15/2055	445,000	441,540
5.65%, 02/15/2056	255,000	260,467

The accompanying notes are an integral part of these financial statements.

25

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Media & Entertainment — continued
2.25%, 08/15/2060	$60,000	$31,497
5.30%, 05/15/2065	125,000	118,358
5.70%, 11/15/2075	325,000	324,252
AMC Networks, Inc., 10.50%, 07/15/2032(c)	7,000	7,159
Meta Platforms, Inc.
4.60%, 11/15/2032	275,000	278,992
5.50%, 11/15/2045	615,000	607,957
5.63%, 11/15/2055	555,000	543,676
5.75%, 11/15/2065	340,000	330,650
Paramount Global, 6.88%, 04/30/2036	210,000	190,467
Snap, Inc., 6.88%, 03/15/2034(c)	10,000	9,951
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	217,155
TEGNA, Inc., 5.00%, 09/15/2029	15,000	14,958
Versant Media Group, Inc., 7.25%, 01/30/2031(c)	12,000	12,258
Walt Disney Co., 3.80%, 05/13/2060	337,000	249,286
		5,250,621
Medical Equipment & Devices Manufacturing — 0.0%(b)
Medline Borrower LP, 5.25%, 10/01/2029(c)	12,000	11,977
Metals & Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030(c)	105,000	97,147
6.38%, 10/06/2030(c)	692,000	749,365
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	140,233
Novelis Corp.
4.75%, 01/30/2030(c)	5,000	4,837
6.88%, 01/30/2030(c)	275,000	283,315
		1,274,897
Oil & Gas Services & Equipment — 0.0%(b)
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(c)	11,000	11,426
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034(c)	6,000	6,063
Enerflex, Inc., 6.88%, 01/15/2031(c)	5,000	5,171
Guara Norte Sarl, 5.20%, 06/15/2034(c)	177,533	174,553
Kodiak Gas Services LLC
7.25%, 02/15/2029(c)	20,000	20,700
6.75%, 10/01/2035(c)	5,000	5,214
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 03/15/2029(c)	18,000	18,562
6.25%, 10/01/2033(c)	5,000	5,075
		246,764

The accompanying notes are an integral part of these financial statements.

26

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(c)	$12,000	$12,599
Bayer US Finance II LLC
4.20%, 07/15/2034(c)	113,000	106,856
5.50%, 07/30/2035(c)	30,000	30,780
4.40%, 07/15/2044(c)	100,000	82,195
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	11,000	10,899
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	299,000	297,941
		541,270
Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	1,255,000	1,244,168
4.75%, 03/15/2036	145,000	145,452
5.55%, 03/15/2056	275,000	276,238
Amgen, Inc.
2.80%, 08/15/2041	348,000	260,956
5.15%, 11/15/2041	30,000	29,430
5.60%, 03/02/2043	60,000	61,201
5.65%, 03/02/2053	22,000	21,921
5.75%, 03/02/2063	376,000	372,042
Eli Lilly & Co., 4.95%, 02/27/2063	147,000	133,912
Johnson & Johnson, 3.40%, 01/15/2038	256,000	227,823
Merck & Co., Inc.
4.45%, 12/04/2032	265,000	267,980
5.50%, 03/15/2046	205,000	207,026
Pfizer, Inc., 4.30%, 06/15/2043	226,000	201,509
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	47,166
Viatris, Inc., 2.70%, 06/22/2030	631,000	582,868
		4,079,692
Pipeline — 0.6%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(c)	5,000	5,209
Cameron LNG LLC
3.30%, 01/15/2035(c)	298,000	265,345
3.40%, 01/15/2038(c)	688,000	613,079
DCP Midstream Operating LP
6.45%, 11/03/2036(c)	838,000	916,576
6.75%, 09/15/2037(c)	348,000	388,193
Eastern Energy Gas Holdings LLC, 6.20%, 01/15/2055	40,000	42,613
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032(c)	174,000	164,214

The accompanying notes are an integral part of these financial statements.

27

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Pipeline — continued
Enterprise Products Operating LLC
4.95%, 02/15/2035	$200,000	$204,449
4.90%, 05/15/2046	346,000	320,252
3.70%, 01/31/2051	69,000	51,738
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030(c)	7,000	6,551
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	235,000	234,907
Harvest Midstream I LP
7.50%, 09/01/2028(c)	325,000	328,013
7.50%, 05/15/2032(c)	7,000	7,252
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(c)	5,000	5,157
Kinetik Holdings LP, 5.88%, 06/15/2030(c)	14,000	14,159
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(c)	60,000	62,110
NGPL PipeCo LLC, 4.88%, 08/15/2027(c)	129,000	129,629
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	88,000	61,129
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(c)	210,000	215,887
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054(c)	266,000	260,177
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(c)	345,000	348,983
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	243,000	245,573
Texas Eastern Transmission LP, 3.50%, 01/15/2028(c)	297,000	293,739
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(c)	12,000	12,369
Venture Global LNG, Inc.
7.00%, 01/15/2030(c)	115,000	116,431
8.38%, 06/01/2031(a)(c)	260,000	265,760
9.88%, 02/01/2032(c)	40,000	42,301
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030(c)	10,000	10,367
6.50%, 06/15/2034(c)	17,000	17,813
		5,649,975
Power Generation — 0.2%
Alpha Generation LLC, 6.75%, 10/15/2032(c)	230,000	238,836
Basin Electric Power Cooperative, 5.85%, 10/15/2055(c)	165,000	165,790
Clearway Energy Operating LLC, 3.75%, 01/15/2032(c)	16,000	14,853
Constellation Energy Generation LLC
6.25%, 10/01/2039	178,000	195,362
5.88%, 01/15/2066	390,000	388,613
Long Ridge Energy LLC, 8.75%, 02/15/2032(c)	11,000	11,783
TerraForm Power Operating LLC, 4.75%, 01/15/2030(c)	19,000	18,574

The accompanying notes are an integral part of these financial statements.

28

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Power Generation — continued
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	$173,000	$171,986
4.38%, 05/01/2029(c)	115,000	113,544
6.88%, 04/15/2032(c)	155,000	162,728
6.95%, 10/15/2033(c)	115,000	128,672
VoltaGrid LLC, 7.38%, 11/01/2030(c)	11,000	11,463
		1,622,204
Property & Casualty Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030(c)	7,000	7,110
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	244,000	254,777
Aon North America, Inc., 5.15%, 03/01/2029	421,000	433,166
Asurion LLC and Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(c)	9,000	9,437
8.38%, 02/01/2034(c)	11,000	10,926
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	348,000	269,983
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR USD + 3.23%, 11/01/2057(c)(f)	197,000	167,523
HUB International Ltd., 7.25%, 06/15/2030(c)	317,000	326,335
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(c)	22,000	22,342
Willis North America, Inc., 4.55%, 03/15/2031	525,000	525,620
		2,027,219
Publishing & Broadcasting — 0.0%(b)
Nexstar Media, Inc., 4.75%, 11/01/2028(c)	6,000	5,959
Railroad — 0.0%(b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	98,570
4.55%, 09/01/2044	219,000	197,682
		296,252
Real Estate — 0.6%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	2,078
CBRE Services, Inc., 4.90%, 01/15/2033	220,000	222,279
COPT Defense Properties LP
4.50%, 10/15/2030	475,000	476,016
2.75%, 04/15/2031	361,000	332,828
Digital Realty Trust LP, 5.55%, 01/15/2028	625,000	643,418
Extra Space Storage LP, 4.95%, 01/15/2033	365,000	370,008
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(c)	9,000	9,410
Kilroy Realty LP, 2.50%, 11/15/2032	261,000	218,426
Kite Realty Group LP, 5.20%, 08/15/2032	360,000	370,407
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032(c)	11,000	11,752

The accompanying notes are an integral part of these financial statements.

29

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Real Estate — continued
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028(c)	$270,000	$269,480
7.00%, 02/01/2030(c)	5,000	5,168
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029(c)	6,000	6,107
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032	215,000	222,083
Prologis LP
1.63%, 03/15/2031	28,000	24,877
4.75%, 06/15/2033	583,000	595,741
Prologis Targeted US Logistics Fund LP, 4.75%, 01/15/2036(c)	520,000	514,551
Regency Centers LP, 4.65%, 03/15/2049	219,000	194,306
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 04/01/2032(c)	180,000	185,906
5.75%, 03/15/2034(c)	10,000	10,056
RLJ Lodging Trust LP, 4.00%, 09/15/2029(c)	8,000	7,640
Simon Property Group LP
6.75%, 02/01/2040	227,000	264,191
5.85%, 03/08/2053	84,000	87,109
Ventas Realty LP, 3.00%, 01/15/2030	195,000	186,550
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(c)	183,000	184,255
WEA Finance LLC / Westfield UK & Europe Finance PLC, 4.75%, 09/17/2044(c)	200,000	176,483
XHR LP, 4.88%, 06/01/2029(c)	6,000	5,908
		5,597,033
Refining & Marketing — 0.0%(b)
Motiva Enterprises LLC, 6.85%, 01/15/2040(c)	36,000	40,068
Restaurants — 0.0%(b)
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(c)	4,000	3,678
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029(c)	4,000	3,532
		7,210
Retail - Consumer Discretionary — 0.1%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	250,000	265,757
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029(c)	5,000	5,245
Wand NewCo 3, Inc., 7.63%, 01/30/2032(c)	365,000	380,113
Wayfair LLC, 7.25%, 10/31/2029(c)	3,000	3,095
		654,210
Retail - Consumer Staples — 0.0%(b)
Performance Food Group, Inc.
4.25%, 08/01/2029(c)	10,000	9,795
6.13%, 09/15/2032(c)	115,000	117,895
		127,690

The accompanying notes are an integral part of these financial statements.

30

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Semiconductors - 0.2%
Foundry JV Holdco LLC
5.50%, 01/25/2031(c)	$485,000	$505,165
6.25%, 01/25/2035(c)	220,000	236,517
6.10%, 01/25/2036(c)	670,000	716,099
6.20%, 01/25/2037(c)	345,000	368,968
		1,826,749
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/2033(c)	6,000	6,115
Applied Materials, Inc.
4.00%, 01/15/2031	255,000	254,671
4.60%, 01/15/2036	145,000	144,049
Broadcom, Inc.
5.05%, 07/12/2029	325,000	335,483
4.35%, 02/15/2030	560,000	567,112
4.60%, 07/15/2030	275,000	280,531
5.15%, 11/15/2031	265,000	276,854
Intel Corp.
4.00%, 08/05/2029	395,000	393,299
4.80%, 10/01/2041	395,000	356,039
3.73%, 12/08/2047	150,000	108,423
3.25%, 11/15/2049	220,000	143,951
4.75%, 03/25/2050	155,000	129,267
4.90%, 08/05/2052	90,000	75,822
5.60%, 02/21/2054(a)	695,000	656,808
Micron Technology, Inc., 5.88%, 09/15/2033	38,000	40,790
Qnity Electronics, Inc., 5.75%, 08/15/2032(c)	5,000	5,109
		3,774,323
Software & Services — 1.0%
AppLovin Corp.
5.13%, 12/01/2029	380,000	387,169
5.38%, 12/01/2031	157,000	161,458
Cloud Software Group, Inc., 8.25%, 06/30/2032(c)	213,000	212,827
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(c)	185,000	180,646
Gartner, Inc., 4.95%, 03/20/2031	517,000	510,000
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	611,000	609,107
International Business Machines Corp.
5.60%, 11/30/2039	588,000	612,423
2.85%, 05/15/2040	365,000	275,631
4.90%, 07/27/2052	808,000	714,312
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	247,492

The accompanying notes are an integral part of these financial statements.

31

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Software & Services — continued
Oracle Corp.
2.30%, 03/25/2028	$265,000	$253,433
4.95%, 02/04/2031	30,000	29,873
4.80%, 09/26/2032	400,000	390,029
6.25%, 11/09/2032	15,000	15,804
5.35%, 05/04/2033	50,000	50,058
5.20%, 09/26/2035	265,000	255,538
5.70%, 02/04/2036	50,000	49,922
5.38%, 09/27/2054	285,000	230,636
6.00%, 08/03/2055	560,000	493,624
5.95%, 09/26/2055	1,755,000	1,545,523
6.70%, 02/04/2056	725,000	703,520
6.85%, 02/04/2066	110,000	105,187
Synopsys, Inc.
5.15%, 04/01/2035	980,000	1,004,078
5.70%, 04/01/2055	180,000	179,573
UKG, Inc., 6.88%, 02/01/2031(c)	150,000	145,263
		9,363,126
Supermarkets & Pharmacies — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034(c)	15,000	14,907
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(c)	920,000	1,089,919
		1,104,826
Supranationals — 0.2%
African Development Bank
3.63%, 03/03/2031	385,000	385,229
4.13%, 01/22/2036	225,000	226,523
Asian Infrastructure Investment Bank, 4.13%, 01/14/2036	135,000	136,509
Corp. Andina de Fomento, 4.63%, 01/15/2036	300,000	304,428
Inter-American Development Bank, 4.13%, 01/23/2036	200,000	201,354
Nordic Investment Bank, 3.75%, 01/23/2031	825,000	832,679
		2,086,722
Technology Hardware & Equipment — 0.3%
Amphenol Corp.
4.40%, 02/15/2033	485,000	485,119
5.30%, 11/15/2055	200,000	193,367
Avnet, Inc., 6.25%, 03/15/2028	305,000	315,733
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	700,000	708,528
Jabil, Inc., 5.45%, 02/01/2029	107,000	110,601
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	493,316
TTM Technologies, Inc., 4.00%, 03/01/2029(c)	21,000	20,347

The accompanying notes are an integral part of these financial statements.

32

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Technology Hardware & Equipment — continued
Viavi Solutions, Inc., 3.75%, 10/01/2029(c)	$11,000	$10,435
Vontier Corp., 2.40%, 04/01/2028	374,000	360,402
		2,697,848
Telecommunication Services — 0.3%
America Movil SAB de CV, 4.70%, 07/21/2032	277,000	281,139
AT&T, Inc.
1.65%, 02/01/2028	349,000	334,020
6.38%, 03/01/2041	367,000	398,806
5.15%, 03/15/2042	244,000	234,673
3.65%, 06/01/2051	255,000	182,446
3.55%, 09/15/2055(a)	702,000	475,804
Comcast Corp., 3.30%, 02/01/2027	100,000	99,374
Verizon Communications, Inc.
4.33%, 09/21/2028	390,000	393,259
4.75%, 01/15/2033	460,000	465,478
4.67%, 03/15/2055	44,000	37,216
Zayo Group Holdings, Inc., 9.25% (or .50% PIK), 03/09/2030(c)	197,623	192,371
		3,094,586
Tobacco — 0.1%
BAT Capital Corp., 7.08%, 08/02/2053	318,000	363,890
Imperial Brands Finance PLC
5.50%, 02/01/2030(c)	370,000	385,778
6.38%, 07/01/2055(c)	268,000	278,123
		1,027,791
Transportation — 0.3%
CSX Corp., 6.22%, 04/30/2040	121,000	134,422
DP World Ltd./United Arab Emirates, 6.85%, 07/02/2037(c)	119,000	133,540
FedEx Corp., 4.05%, 02/15/2048	147,000	116,398
GXO Logistics, Inc., 1.65%, 07/15/2026	711,000	703,436
Latam Airlines Group SA, 7.63%, 01/07/2031(c)	12,000	12,565
Southwest Airlines Co., 4.38%, 11/15/2028	440,000	442,772
Uber Technologies, Inc.
4.80%, 09/15/2035	250,000	248,361
5.35%, 09/15/2054(a)	95,000	90,421
Union Pacific Corp.
4.95%, 09/09/2052	327,000	304,246
5.15%, 01/20/2063	40,000	37,206
United Airlines Holdings, Inc., 5.38%, 03/01/2031	12,000	12,219
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	79,291
XPO, Inc., 7.13%, 02/01/2032(c)	165,000	172,637
		2,487,514

The accompanying notes are an integral part of these financial statements.

33

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Transportation & Logistics — 0.2%
Daimler Truck Finance North America LLC
2.38%, 12/14/2028(c)	$458,000	$437,525
5.50%, 09/20/2033(c)	230,000	241,144
5.38%, 01/18/2034(c)	342,000	353,897
Rand Parent LLC, 8.50%, 02/15/2030(c)	12,000	12,497
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(c)	6,000	6,355
TTX Co., 4.60%, 02/01/2049(c)	358,000	321,489
		1,372,907
Travel & Lodging — 0.0%(b)
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(c)	7,000	6,775
Viking Cruises Ltd.
7.00%, 02/15/2029(c)	125,000	124,961
5.88%, 10/15/2033(c)	7,000	7,127
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)	115,000	115,018
		253,881
Utilities — 1.8%
American Transmission Systems, Inc., 5.00%, 09/01/2044(c)	108,000	102,084
Appalachian Power Co., 5.65%, 04/01/2034	113,000	119,040
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	90,478
Boston Gas Co., 6.12%, 07/20/2053(c)	19,000	19,478
Brooklyn Union Gas Co., 6.39%, 09/15/2033(c)	548,000	595,429
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	249,000	254,893
5.30%, 04/01/2053	122,000	118,439
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	76,000	61,589
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	208,000	166,006
3.20%, 12/01/2051	635,000	429,242
Dominion Energy, Inc.
5.00%, 06/15/2030	220,000	226,305
5.45%, 03/15/2035	280,000	288,696
DTE Electric Co.
3.70%, 06/01/2046	400,000	315,711
3.65%, 03/01/2052	19,000	14,322
DTE Energy Co., 5.20%, 04/01/2030	205,000	212,693
Duke Energy Corp.
3.40%, 06/15/2029	590,000	580,530
4.20%, 06/15/2049	211,000	168,240
5.70%, 09/15/2055	445,000	435,539
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	109,181
Electricite de France SA, 5.25%, 10/13/2055(c)	209,000	193,336

The accompanying notes are an integral part of these financial statements.

34

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Utilities — continued
Enel Finance International NV, 6.80%, 09/15/2037(c)	$100,000	$113,762
Engie SA, 5.25%, 04/10/2029(c)	311,000	322,165
Entergy Corp., 2.40%, 06/15/2031	305,000	276,439
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	63,103
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	61,457
Exelon Corp.
4.05%, 04/15/2030	140,000	139,291
5.60%, 03/15/2053	139,000	134,685
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(c)	349,000	356,217
Florida Power & Light Co.
5.96%, 04/01/2039	244,000	267,353
4.13%, 06/01/2048	226,000	187,625
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(c)	3,000	3,052
Indiana Michigan Power Co.
3.75%, 07/01/2047	361,000	280,365
4.25%, 08/15/2048	348,000	287,372
Interstate Power and Light Co., 5.70%, 10/15/2033	140,000	148,669
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	170,091
Jersey Central Power & Light Co., 5.10%, 01/15/2035	120,000	122,981
MidAmerican Energy Co., 5.75%, 11/01/2035	474,000	512,639
Narragansett Electric Co., 5.35%, 05/01/2034(c)	132,000	136,774
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	77,426
New England Power Co., 2.81%, 10/06/2050(c)	70,000	43,822
New York State Electric & Gas Corp., 5.85%, 08/15/2033(c)	20,000	21,424
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	265,000	269,198
2.25%, 06/01/2030	740,000	686,947
5.11%, 09/29/2057(c)	446,000	404,033
Northern States Power Co./MN
2.90%, 03/01/2050	156,000	104,248
5.10%, 05/15/2053	110,000	103,134
NRG Energy, Inc.
4.73%, 10/15/2030(c)	150,000	151,117
3.63%, 02/15/2031(c)	6,000	5,652
6.00%, 02/01/2033(c)	430,000	439,530
5.75%, 01/15/2034(c)	9,000	9,111
5.41%, 10/15/2035(c)	105,000	105,915
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	34,449
4.55%, 06/01/2044	27,000	23,130
4.50%, 04/01/2047	9,000	7,655

The accompanying notes are an integral part of these financial statements.

35

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Utilities — continued
Ohio Power Co., 2.90%, 10/01/2051	$186,000	$117,310
Pacific Gas and Electric Co.
4.95%, 07/01/2050	240,714	208,015
6.10%, 10/15/2055	210,000	210,075
PECO Energy Co., 4.60%, 05/15/2052	73,000	63,475
PG&E Recovery Funding LLC, 5.23%, 06/01/2042	955,000	985,589
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/2046	64,000	49,155
Pinnacle West Capital Corp.
4.90%, 05/15/2028	276,000	280,771
5.15%, 05/15/2030	160,000	165,479
Public Service Co. of Colorado
3.20%, 03/01/2050	105,000	72,319
5.25%, 04/01/2053	104,000	97,941
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	110,899
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030	135,000	138,691
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	63,187
Rochester Gas and Electric Corp., 3.10%, 06/01/2027(c)	698,000	692,032
San Diego Gas & Electric Co.
3.75%, 06/01/2047	210,000	163,270
5.35%, 04/01/2053	140,000	133,065
Sempra, 5.50%, 08/01/2033	265,000	278,929
Southern California Edison Co.
2.50%, 06/01/2031	110,000	100,337
2.75%, 02/01/2032	129,000	116,839
3.65%, 06/01/2051	140,000	98,439
Southern Co., 5.70%, 03/15/2034	250,000	265,328
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	315,000	281,068
Southern Power Co., 4.25%, 10/01/2030	235,000	235,691
SP PowerAssets Ltd., 3.00%, 09/26/2027(c)	605,000	599,220
Spire, Inc., 4.70%, 08/15/2044	187,000	164,297
Talen Energy Supply LLC
8.63%, 06/01/2030(c)	8,000	8,422
6.25%, 02/01/2034(c)	15,000	15,235
TransAlta Corp., 5.88%, 02/01/2034	22,000	22,095
Union Electric Co.
2.15%, 03/15/2032	241,000	214,191
5.20%, 04/01/2034	131,000	136,459
5.45%, 03/15/2053	60,000	59,012

The accompanying notes are an integral part of these financial statements.

36

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Corporate Bonds — continued
Utilities — continued
Virginia Electric and Power Co.
6.00%, 01/15/2036	$95,000	$102,408
5.45%, 04/01/2053	164,000	157,487
		16,978,792
Wireless Telecommunications Services — 0.2%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	426,387
3.38%, 04/15/2029	347,000	339,930
2.55%, 02/15/2031	335,000	309,401
2.88%, 02/15/2031	413,000	386,930
		1,462,648
Wireline Telecommunications Services — 0.0%(b)
Black Pearl Compute LLC, 6.13%, 02/15/2031(c)	5,000	5,111
British Telecommunications PLC, 4.25%, 11/08/2049(c)	204,000	170,320
Cipher Compute LLC, 7.13%, 11/15/2030(c)	8,000	8,328
Level 3 Financing, Inc.
7.00%, 03/31/2034(c)	15,000	15,566
8.50%, 01/15/2036(c)	5,000	5,198
NTT Finance Corp., 2.07%, 04/03/2031(c)	209,000	187,664
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(c)	20,000	20,053
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(c)	18,000	18,917
WULF Compute LLC, 7.75%, 10/15/2030(c)	13,000	13,743
		444,900
TOTAL CORPORATE BONDS (Cost $192,468,459)		195,797,965
Agency Commercial Mortgage Backed Securities — 8.0%
Federal Home Loan Mortgage Corp.
0.90%, 10/13/2027	38,000	36,357
0.00%, 12/14/2029(g)	353,000	307,935
0.00%, 12/17/2029(g)	535,000	468,655
0.00%, 11/15/2038(g)	2,042,000	1,170,306
Pool QF7085, 5.50%, 02/01/2053	54,110	55,107
Pool RA3661, 2.50%, 10/01/2050	97,925	85,864
Pool RA5794, 4.00%, 09/01/2051	30,064	29,216
Pool RA6614, 2.50%, 01/01/2052	270,526	236,284
Pool RA6815, 2.50%, 02/01/2052	217,447	190,625
Pool RA9475, 5.00%, 07/01/2053	173,321	174,400
Pool RJ1854, 5.00%, 06/01/2054	135,321	136,479
Pool RQ0025, 4.50%, 07/01/2055	1,658,332	1,641,802
Pool RQ0048, 5.00%, 09/01/2055	82,679	82,942

The accompanying notes are an integral part of these financial statements.

37

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool RQ0076, 5.50%, 12/01/2055	$355,251	$361,350
Pool RQ0085, 5.50%, 01/01/2056	2,308,574	2,348,149
Pool SD0781, 3.00%, 11/01/2051	62,857	57,249
Pool SD1377, 3.50%, 07/01/2052	350,916	332,869
Pool SD1505, 4.50%, 08/01/2052	72,511	72,416
Pool SD2862, 6.00%, 05/01/2053	16,566	17,088
Pool SD3218, 5.00%, 05/01/2053	19,758	19,977
Pool SD3611, 3.00%, 03/01/2052	19,465	17,675
Pool SD3770, 2.50%, 03/01/2052	231,602	203,954
Pool SD3977, 5.00%, 04/01/2053	691,533	698,752
Pool SD3983, 5.50%, 09/01/2053	20,985	21,470
Pool SD4428, 2.50%, 05/01/2052	20,614	18,085
Pool SD4553, 3.00%, 09/01/2053	579,875	525,698
Pool SD4835, 2.50%, 02/01/2051	453,799	397,143
Pool SD4977, 5.00%, 11/01/2053	1,130,399	1,138,130
Pool SD4997, 5.00%, 10/01/2053	1,506,995	1,521,800
Pool SD5314, 3.00%, 01/01/2053	113,726	102,736
Pool SD6592, 5.00%, 10/01/2054	344,807	346,762
Pool SD6686, 6.00%, 10/01/2054	160,572	164,693
Pool SD6706, 4.50%, 01/01/2054	113,868	112,714
Pool SD7190, 5.00%, 12/01/2054	1,005,874	1,011,604
Pool SD7380, 5.00%, 01/01/2055	65,639	65,847
Pool SD8114, 2.50%, 12/01/2050	884,189	774,310
Pool SD8135, 2.50%, 03/01/2051	24,725	21,608
Pool SD8150, 2.00%, 06/01/2051	543,990	454,013
Pool SD8157, 3.00%, 07/01/2051	164,253	149,042
Pool SD8167, 2.50%, 09/01/2051	77,347	67,142
Pool SD8189, 2.50%, 01/01/2052	199,970	174,162
Pool SD8214, 3.50%, 05/01/2052	538,537	508,422
Pool SD8215, 4.00%, 05/01/2052	188,258	182,705
Pool SD8222, 4.00%, 06/01/2052	75,565	73,385
Pool SD8225, 3.00%, 07/01/2052	195,864	177,172
Pool SD8227, 4.00%, 07/01/2052	884,208	860,853
Pool SD8234, 2.50%, 08/01/2052	1,360,685	1,186,351
Pool SD8242, 3.00%, 09/01/2052	206,039	186,376
Pool SD8244, 4.00%, 09/01/2052	457,500	444,004
Pool SD8245, 4.50%, 09/01/2052	77,611	76,981
Pool SD8256, 4.00%, 10/01/2052	129,875	126,187
Pool SD8258, 5.00%, 10/01/2052	159,023	160,306
Pool SD8265, 4.00%, 11/01/2052	600,998	583,632
Pool SD8288, 5.00%, 01/01/2053	19,664	19,814
Pool SD8315, 5.00%, 04/01/2053	160,351	161,499

The accompanying notes are an integral part of these financial statements.

38

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool SD8316, 5.50%, 04/01/2053	$286,061	$291,919
Pool SD8324, 5.50%, 05/01/2053	555,763	567,017
Pool SD8325, 6.00%, 05/01/2053	85,700	88,325
Pool SD8331, 5.50%, 06/01/2053	779,402	795,185
Pool SD8342, 5.50%, 07/01/2053	877,155	892,810
Pool SD8360, 4.50%, 09/01/2053	112,577	111,350
Pool SD8363, 6.00%, 09/01/2053	233,274	239,956
Pool SD8368, 6.00%, 10/01/2053	87,674	90,024
Pool SD8373, 6.00%, 11/01/2053	19,492	19,986
Pool SD8382, 5.00%, 12/01/2053	305,687	307,984
Pool SD8383, 5.50%, 12/01/2053	74,281	75,477
Pool SD8397, 6.50%, 01/01/2054	25,619	26,549
Pool SD8401, 5.50%, 02/01/2054	143,652	145,899
Pool SD8402, 6.00%, 02/01/2054	98,615	101,081
Pool SD8406, 4.00%, 01/01/2054	83,837	81,398
Pool SD8417, 4.50%, 03/01/2054	52,695	52,104
Pool SD8420, 5.50%, 04/01/2054	124,074	125,959
Pool SD8432, 6.00%, 05/01/2054	159,957	163,767
Pool SD8438, 5.50%, 06/01/2054	31,239	31,711
Pool SD8446, 5.50%, 07/01/2054	232,350	235,843
Pool SD8447, 6.00%, 07/01/2054	117,505	120,378
Pool SD8463, 6.00%, 09/01/2054	47,772	48,945
Pool SD8469, 5.50%, 10/01/2054	388,046	394,788
Pool SD8470, 6.00%, 10/01/2054	141,721	145,143
Pool SD8475, 5.50%, 11/01/2054	457,662	465,567
Pool SD8491, 5.00%, 12/01/2054	235,574	236,401
Pool SD8492, 5.00%, 01/01/2055	64,416	64,641
Pool SD8494, 5.50%, 01/01/2055	84,214	85,446
Pool SD8507, 6.00%, 02/01/2055	118,312	121,130
Pool SD8508, 6.50%, 02/01/2055	31,749	32,902
Pool SD8533, 5.50%, 05/01/2055	266,145	270,729
Pool SL0107, 4.50%, 05/01/2053	343,743	341,698
Pool SL0336, 6.00%, 08/01/2054	55,332	56,697
Pool SL0628, 6.00%, 04/01/2055	179,960	184,346
Pool SL0707, 3.50%, 08/01/2053	167,149	157,341
Pool SL0875, 6.00%, 04/01/2055	256,827	263,908
Pool SL1194, 6.00%, 05/01/2055	122,003	124,925
Pool SL1338, 6.00%, 06/01/2055	120,172	123,035
Pool SL3124, 6.00%, 09/01/2055	48,416	49,639
Series K140, Class A2, 2.25%, 01/25/2032	230,000	209,826
Series K-171, Class A2, 4.40%, 06/25/2035(e)	448,000	454,501

The accompanying notes are an integral part of these financial statements.

39

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Federal National Mortgage Association
Pool BT6823, 2.50%, 10/01/2051	$153,038	$133,391
Pool BT9030, 2.00%, 08/01/2051	23,552	19,561
Pool BX5065, 5.50%, 01/01/2053	19,536	19,875
Pool CA5354, 3.50%, 03/01/2050	40,953	38,697
Pool CA6435, 3.50%, 07/01/2050	821,548	775,153
Pool CA8026, 2.50%, 12/01/2050	1,195,244	1,041,516
Pool CB1066, 2.50%, 07/01/2051	247,991	216,179
Pool CB1149, 3.00%, 07/01/2051	223,476	202,642
Pool CB1332, 2.50%, 08/01/2051	181,034	157,417
Pool CB3600, 3.50%, 05/01/2052	145,292	137,398
Pool CB4020, 4.00%, 07/01/2052	31,784	30,875
Pool CB4121, 4.00%, 07/01/2052	110,359	107,176
Pool CB4852, 4.50%, 10/01/2052	230,937	228,871
Pool CB5384, 4.50%, 12/01/2052	121,753	120,638
Pool CB5906, 5.50%, 03/01/2053	18,727	19,084
Pool CB6031, 5.00%, 04/01/2053	42,636	43,047
Pool CB6201, 6.00%, 05/01/2053	37,512	38,673
Pool CB6308, 4.50%, 05/01/2053	794,655	791,606
Pool CB6475, 5.00%, 06/01/2053	744,282	752,061
Pool CB6619, 5.50%, 06/01/2053	53,175	54,134
Pool CB7867, 6.50%, 01/01/2054	87,207	90,479
Pool CB9207, 5.00%, 09/01/2054	323,859	326,268
Pool DC3150, 5.00%, 10/01/2054	272,554	274,153
Pool FA1099, 3.00%, 07/01/2052	355,659	322,571
Pool FA1164, 5.00%, 03/01/2055	285,750	287,378
Pool FA1382, 4.00%, 02/01/2053	337,569	328,763
Pool FA1633, 5.50%, 12/01/2054	846,766	861,737
Pool FA1959, 5.50%, 06/01/2055	721,420	733,826
Pool FA3865, 5.00%, 11/01/2055	113,002	113,399
Pool FM9540, 2.00%, 11/01/2051	215,247	180,402
Pool FS0176, 2.50%, 01/01/2052	341,778	299,758
Pool FS0288, 2.00%, 01/01/2052	72,504	60,742
Pool FS0631, 3.00%, 02/01/2052	27,331	24,744
Pool FS2321, 2.50%, 02/01/2052	428,395	374,644
Pool FS2512, 3.50%, 07/01/2052	274,198	260,530
Pool FS2805, 2.50%, 09/01/2052	1,003,045	874,575
Pool FS3251, 6.00%, 11/01/2052	49,149	51,044
Pool FS3497, 3.50%, 08/01/2052	185,049	174,274
Pool FS3569, 3.00%, 02/01/2052	163,262	147,766
Pool FS4035, 5.00%, 03/01/2053	596,369	604,183
Pool FS4110, 2.50%, 03/01/2052	47,763	41,651

The accompanying notes are an integral part of these financial statements.

40

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool FS4377, 3.00%, 04/01/2052	$1,386,898	$1,256,619
Pool FS4874, 5.50%, 06/01/2053	18,461	18,961
Pool FS5235, 5.50%, 07/01/2053	168,732	172,747
Pool FS5846, 2.50%, 09/01/2052	70,536	61,230
Pool FS6288, 5.50%, 10/01/2053	20,485	21,038
Pool FS6633, 3.00%, 06/01/2052	400,946	363,375
Pool FS6668, 5.50%, 12/01/2053	536,909	546,940
Pool FS6838, 5.50%, 11/01/2053	51,792	52,660
Pool FS6866, 5.00%, 10/01/2053	273,986	276,382
Pool FS7252, 5.00%, 11/01/2053	148,165	149,178
Pool FS7278, 5.00%, 11/01/2053	52,508	52,851
Pool FS9853, 5.50%, 11/01/2054	423,581	433,294
Pool MA4078, 2.50%, 07/01/2050	211,491	185,051
Pool MA4211, 3.00%, 12/01/2050	21,577	19,652
Pool MA4305, 2.00%, 04/01/2051	175,366	146,159
Pool MA4548, 2.50%, 02/01/2052	116,624	101,536
Pool MA4565, 3.50%, 03/01/2052	30,123	28,440
Pool MA4580, 3.50%, 04/01/2052	282,723	266,928
Pool MA4599, 3.00%, 05/01/2052	118,790	107,469
Pool MA4600, 3.50%, 05/01/2052	2,558,549	2,409,436
Pool MA4622, 2.00%, 06/01/2052	45,853	38,045
Pool MA4624, 3.00%, 06/01/2052	193,601	175,370
Pool MA4626, 4.00%, 06/01/2052	138,006	133,977
Pool MA4651, 2.00%, 07/01/2052	29,093	24,076
Pool MA4653, 3.00%, 07/01/2052	704,277	638,663
Pool MA4654, 3.50%, 07/01/2052	75,675	71,269
Pool MA4655, 4.00%, 07/01/2052	739,288	719,761
Pool MA4684, 4.50%, 06/01/2052	61,772	61,239
Pool MA4698, 3.00%, 08/01/2052	426,593	386,794
Pool MA4700, 4.00%, 08/01/2052	1,450,089	1,410,990
Pool MA4732, 4.00%, 09/01/2052	249,630	242,378
Pool MA4733, 4.50%, 09/01/2052	72,939	72,302
Pool MA4783, 4.00%, 10/01/2052	108,296	105,101
Pool MA4784, 4.50%, 10/01/2052	197,997	196,388
Pool MA4786, 5.50%, 10/01/2052	23,051	23,476
Pool MA4803, 3.50%, 11/01/2052	33,644	31,676
Pool MA4805, 4.50%, 11/01/2052	122,775	121,676
Pool MA4841, 5.00%, 12/01/2052	138,271	139,330
Pool MA4868, 5.00%, 01/01/2053	23,251	23,439
Pool MA4918, 5.00%, 02/01/2053	264,782	267,465
Pool MA4940, 5.00%, 03/01/2053	23,252	23,428
Pool MA4978, 5.00%, 04/01/2053	353,046	356,586

The accompanying notes are an integral part of these financial statements.

41

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool MA5008, 4.50%, 05/01/2053	$177,594	$175,932
Pool MA5009, 5.00%, 05/01/2053	497,031	500,841
Pool MA5010, 5.50%, 05/01/2053	24,636	25,078
Pool MA5038, 5.00%, 06/01/2053	1,775,481	1,793,197
Pool MA5054, 4.00%, 06/01/2053	106,848	103,696
Pool MA5070, 4.50%, 07/01/2053	155,220	153,682
Pool MA5071, 5.00%, 07/01/2053	325,707	328,856
Pool MA5073, 6.00%, 07/01/2053	180,829	186,223
Pool MA5106, 5.00%, 08/01/2053	387,740	391,251
Pool MA5107, 5.50%, 08/01/2053	262,926	268,190
Pool MA5108, 6.00%, 08/01/2053	51,798	53,283
Pool MA5135, 4.00%, 09/01/2053	21,487	20,879
Pool MA5138, 5.50%, 09/01/2053	654,090	666,886
Pool MA5139, 6.00%, 09/01/2053	810,508	836,128
Pool MA5165, 5.50%, 10/01/2053	18,728	19,047
Pool MA5166, 6.00%, 10/01/2053	252,039	259,519
Pool MA5192, 6.50%, 11/01/2053	118,272	122,695
Pool MA5215, 5.50%, 12/01/2053	1,456,064	1,483,882
Pool MA5216, 6.00%, 12/01/2053	305,222	314,188
Pool MA5245, 5.00%, 01/01/2054	3,116,264	3,138,728
Pool MA5247, 6.00%, 01/01/2054	15,710	16,123
Pool MA5271, 5.50%, 02/01/2054	306,158	310,947
Pool MA5294, 5.00%, 03/01/2054	1,374,114	1,383,174
Pool MA5296, 5.50%, 03/01/2054	1,436,564	1,462,363
Pool MA5327, 5.00%, 04/01/2054	284,120	285,906
Pool MA5331, 5.50%, 04/01/2054	626,230	637,333
Pool MA5352, 5.00%, 05/01/2054	592,423	595,840
Pool MA5389, 6.00%, 06/01/2054	93,395	95,715
Pool MA5445, 6.00%, 08/01/2054	40,419	41,401
Pool MA5498, 6.00%, 10/01/2054	286,592	294,304
Pool MA5528, 4.00%, 11/01/2054	60,985	59,185
Pool MA5530, 5.00%, 11/01/2054	583,248	585,312
Pool MA5531, 5.50%, 11/01/2054	92,046	93,402
Pool MA5584, 4.50%, 01/01/2055	281,575	278,769
Pool MA5586, 5.50%, 01/01/2055	224,803	228,091
Pool MA5611, 4.00%, 02/01/2055	274,924	267,481
Pool MA5644, 4.50%, 03/01/2055	260,420	257,825
Pool MA5760, 5.50%, 07/01/2055	273,503	278,186
Pool MA5853, 5.50%, 10/01/2055	109,892	111,469
Pool MA5854, 6.00%, 10/01/2055	73,934	75,700
Pool MA5944, 5.00%, 01/01/2056	173,472	173,979

The accompanying notes are an integral part of these financial statements.

42

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Ginnie Mae II Pool
Pool MA8151, 4.50%, 07/20/2052	$129,107	$128,375
Pool MA8201, 4.50%, 08/20/2052	22,129	22,003
Pool MA8800, 5.00%, 04/20/2053	457,257	460,980
Pool MA8801, 5.50%, 04/20/2053	431,858	441,780
Pool MA8877, 4.50%, 05/20/2053	257,166	255,760
Pool MA8947, 5.00%, 06/20/2053	181,512	182,717
Pool MA8948, 5.50%, 06/20/2053	35,593	36,181
Pool MA9016, 5.00%, 07/20/2053	40,794	41,030
Pool MA9018, 6.00%, 07/20/2053	41,062	42,066
Pool MA9240, 5.00%, 10/20/2053	47,691	47,962
Pool MA9241, 5.50%, 10/20/2053	72,316	73,652
Pool MA9304, 5.00%, 11/20/2053	117,020	117,866
Pool MA9361, 5.00%, 12/20/2053	151,649	152,266
Pool MA9539, 4.50%, 03/20/2054	46,040	45,484
Pool MA9541, 5.50%, 03/20/2054	66,032	66,806
Pool MA9603, 4.50%, 04/20/2054	159,792	157,856
Pool MA9605, 5.50%, 04/20/2054	30,492	31,034
Pool MA9726, 6.00%, 06/20/2054	64,085	65,497
Pool MA9780, 6.00%, 07/20/2054	84,929	86,653
Pool MA9906, 5.50%, 09/20/2054	57,720	58,604
Pool MA9963, 4.50%, 10/20/2054	37,115	36,659
Pool MA9964, 5.00%, 10/20/2054	22,586	22,652
Pool MB0092, 5.50%, 12/20/2054	37,007	37,539
Pool MB0204, 5.00%, 02/20/2055	27,831	27,901
Pool MB0206, 6.00%, 02/20/2055	59,602	60,782
Pool MB0259, 5.50%, 03/20/2055	149,786	151,580
Pool MB0308, 5.50%, 04/20/2055	92,551	93,635
Pool MB0365, 5.00%, 05/20/2055	264,222	265,536
Pool MB0556, 5.50%, 08/20/2055	142,629	144,291
Pool MB0557, 6.00%, 08/20/2055	93,014	94,760
Pool MB0746, 5.50%, 11/20/2055	124,080	125,561
Government National Mortgage Association, Series 2021-103, Class HE, 2.00%, 06/20/2051	29,787	25,246
Total Agency Commercial Mortgage Backed Securities (Cost $72,144,695)		74,226,083
Asset-Backed Securities — 4.0%
American Airlines 2015-1 Class A Pass Through Trust, Series 2015-1, 3.38%, 05/01/2027	58,313	57,549
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 3.20%, 06/15/2028	482,797	473,379
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028	57,368	55,895

The accompanying notes are an integral part of these financial statements.

43

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 3.15%, 02/15/2032	$156,466	$149,681
American Express Travel Related Services Co., Inc.
Series 2024-2, Class A, 5.24%, 04/15/2031	885,000	927,084
Series 2025-2, Class A, 4.28%, 04/15/2030	700,000	710,142
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class D, 5.68%, 08/20/2032(c)	214,000	219,314
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046(c)	19,089	17,691
Avis Budget Car Rental LLC
Series 2024-1A, Class B, 5.85%, 06/20/2030(c)	100,000	104,142
Series 2024-2A, Class A, 5.13%, 10/20/2028(c)	310,000	314,899
Series 2025-3A, Class B, 4.46%, 02/20/2030(c)	210,000	210,715
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	920,000	933,916
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054(c)	176,000	178,248
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, 08/15/2031	118,000	119,272
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039(c)	161,159	166,646
Series 2024-2A, Class A, 5.36%, 09/15/2039(c)	78,630	79,701
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	1,805,000	1,813,124
CarMax Auto Owner Trust, Series 2026-1, Class B, 4.30%, 03/15/2032	225,000	227,782
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.50%, 02/15/2050(c)	269,182	274,403
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028(c)	150,000	150,097
CCG Receivables Trust, Series 2025-1, Class B, 4.69%, 10/14/2032(c)	233,000	236,297
Cloud Capital Holdco LP
Series 2024-1A, Class A2, 5.78%, 11/22/2049(c)	518,000	519,146
Series 2024-2A, Class A2, 5.92%, 11/22/2049(c)	135,000	137,311
Compass Datacenters LLC
Series 2026-1A, Class A22, 5.29%, 02/25/2056(c)(h)	184,000	184,455
Series 2026-1A, Class A23, 5.44%, 02/25/2056(c)(h)	139,000	139,581
Consolidated Communications LLC, Series 2025-1A, Class B, 6.51%, 05/20/2055(c)	308,000	316,969
Crockett Partners Equipment Co. II LLC
Series 2024-1C, Class A, 6.05%, 01/20/2031(c)	82,606	84,268
Series 2024-2M, Class A, 5.70%, 12/20/2032(c)	78,884	80,412
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048(c)	325,000	321,859
Series 2024-1A, Class A2, 4.76%, 03/22/2049(c)	77,000	76,084
Series 2025-1A, Class A2, 5.91%, 02/20/2050(c)	405,000	413,111
DB Master Finance Parent LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/2055(c)	324,188	328,244

The accompanying notes are an integral part of these financial statements.

44

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(c)	$165,274	$165,988
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049(c)	455,000	456,332
Domino’s SPV Guarantor LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(c)	330,000	336,689
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054(c)	310,275	321,516
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038(c)	146,348	151,867
ELFI Graduate Loan Program, Series 2024-A, Class A, 5.56%, 08/25/2049(c)	110,214	113,048
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(i)	148,567	134,698
Enterprise Fleet Financing, Series 2025-2, Class A3, 4.41%, 06/20/2029(c)	295,000	298,915
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class D, 5.49%, 05/15/2031	370,000	378,293
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	610,000	624,554
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037(c)(d)	360,000	373,449
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029(c)	265,000	269,374
Series 2025-2, Class A1, 4.06%, 09/15/2030	820,000	827,330
Foundation Finance Trust
Series 2024-2A, Class A, 4.60%, 03/15/2050(c)	188,353	189,375
Series 2024-2A, Class D, 6.59%, 03/15/2050(c)	81,906	84,342
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066(c)(i)	185,109	160,467
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029(c)	310,000	314,354
GLS Auto Receivables Trust, Series 2025-2A, Class D, 5.59%, 01/15/2031(c)	199,000	204,475
GLS Auto Select Receivables Trust
Series 2025-1A, Class B, 5.04%, 02/15/2031(c)	50,000	51,081
Series 2025-1A, Class C, 5.26%, 03/15/2031(c)	67,000	68,748
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	450,392	453,269
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056(c)	160,296	138,793
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059(c)	77,146	80,204
Series 2025-1A, Class B, 5.39%, 03/25/2060(c)	186,000	188,798
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037(c)	29,420	29,333
Series 2024-1B, Class A, 5.75%, 09/15/2039(c)	25,531	26,113
Series 2024-1B, Class B, 5.99%, 09/15/2039(c)	36,988	37,824
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032(c)	115,969	117,690
IPFS Corp., Series 2025-B, Class A, 4.85%, 02/15/2030(c)	447,000	455,928
Jersey Mike’s Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055(c)	321,750	331,357
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.16% (30 day avg SOFR US + 1.50%), 08/25/2054(c)	96,933	97,023

The accompanying notes are an integral part of these financial statements.

45

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 05/15/2030(c)	$171,000	$175,729
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056(c)(h)	217,000	219,882
Series 2026-1A, Class B, 5.89%, 03/25/2056(c)(h)	136,000	137,441
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/2065(c)	374,170	379,814
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class B, 1.83%, 05/20/2039(c)	103,431	98,753
Series 2023-1A, Class A, 4.93%, 10/20/2040(c)	35,490	35,957
Series 2023-1A, Class B, 5.42%, 10/20/2040(c)	177,451	180,200
Metronet Systems Holdings LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055(c)	362,000	370,038
Series 2025-4A, Class B, 5.60%, 12/20/2055(c)	101,000	102,512
MMAF Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, 08/13/2032(c)	385,000	396,090
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042(c)	148,988	149,339
Series 2024-2A, Class C, 4.92%, 03/20/2042(c)	95,871	96,206
Series 2025-1A, Class B, 5.21%, 09/22/2042(c)	97,704	99,578
Series 2025-1A, Class C, 5.75%, 09/22/2042(c)	78,945	79,998
Series 2025-2A, Class C, 4.97%, 10/20/2044(c)	168,729	169,850
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069(c)	256,706	234,695
Series 2024-A, Class A, 5.66%, 10/15/2072(c)	225,763	232,362
NextGear Floorplan Master Trust
Series 2024-1A, Class A2, 5.12%, 03/15/2029(c)	340,000	344,775
Series 2025-1A, Class A, 4.55%, 02/15/2030(c)	285,000	289,053
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036(c)	200,000	203,414
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(c)	147,801	149,326
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041(c)	250,000	240,608
QTS Issuer ABS LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055(c)	300,000	305,830
RCKT Mortgage Trust
Series 2024-CES2, Class A1A, 6.14%, 04/25/2044(c)(i)	50,143	50,572
Series 2025-CES10, Class A1A, 4.89%, 11/25/2055(c)(d)	171,812	172,539
Series 2025-CES10, Class A1B, 5.00%, 11/25/2055(c)(d)	260,549	262,305
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055(c)(d)	312,954	315,610
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(c)(d)	344,705	350,459
Santander Consumer USA Holdings, Inc.
Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	22,230
Series 2025-1, Class D, 5.43%, 03/17/2031	410,000	420,077
SBA Tower Trust, Series 2020-1-2, 2.33%, 01/15/2028(c)	150,000	144,613
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032(c)	325,000	335,596

The accompanying notes are an integral part of these financial statements.

46

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
Sierra Timeshare Conduit Receivables Funding LLC
Series 2024-1A, Class C, 5.94%, 01/20/2043(c)	$68,808	$69,715
Series 2024-2A, Class B, 5.29%, 06/20/2041(c)	110,524	111,871
Series 2025-3A, Class B, 4.64%, 08/22/2044(c)	80,369	80,856
Series 2025-3A, Class C, 4.98%, 08/22/2044(c)	107,694	108,139
SMRT 2022-MINI, Series 2022-MINI, Class E, 6.36% (1 mo. Term SOFR + 2.70%), 01/15/2039(c)	125,000	124,605
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048(c)	24,688	24,303
Sotheby’s Artfi Master Trust, Series 2026-1A, Class C, 5.00%, 06/20/2033(c)	226,000	226,733
Stack Infrastructure Issuer LLC
Series 2024-1A, Class A2, 5.90%, 03/25/2049(c)	152,000	153,500
Series 2025-1A, Class A2, 5.00%, 05/25/2050(c)	340,000	338,547
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(c)	246,875	249,197
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/2055(c)	357,000	363,531
Taco Bell Corp.
Series 2021-1A, Class A2I, 1.95%, 08/25/2051(c)	245,625	239,731
Series 2021-1A, Class A2II, 2.29%, 08/25/2051(c)	89,408	83,929
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(c)	325,000	329,369
Towd Point Mortgage Trust
Series 2018-2, Class A2, 3.50%, 03/25/2058(c)(i)	100,000	98,316
Series 2022-4, Class A1, 3.75%, 09/25/2062(c)	83,173	80,686
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(c)(i)	160,167	160,789
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064(c)(i)	163,617	164,726
Series 2024-CES4, Class A1, 5.12%, 09/25/2064(c)(d)	172,739	172,813
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027(c)	332,000	335,977
United Airlines 2014-1 Class A Pass Through Trust, Series 2014-1, 4.00%, 04/11/2026	61,334	61,164
United Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 2.88%, 10/07/2028	24,089	23,391
United Airlines 2019-2 Class AA Pass Through Trust, Series 2019-2, 2.70%, 05/01/2032	150,661	141,165
United Airlines 2023-1 Class A Pass Through Trust, Series 2023-1, 5.80%, 01/15/2036	411,604	437,149
United Airlines 2024-1 Class AA Pass Through Trust, 5.45%, 02/15/2037	620,232	650,739
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055(c)	718,000	738,471
Vantage Data Centers Guarantor LLC, Series 2021-1A, Class A2, 2.17%, 10/15/2046(c)	125,000	122,569
Vantage Data Centers Holding LLC, Series 2025-1A, Class A2, 5.13%, 08/15/2055(c)	841,000	843,186

The accompanying notes are an integral part of these financial statements.

47

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Asset-Backed Securities — continued
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/2030	$1,695,000	$1,725,908
Series 2024-8, Class A1A, 4.62%, 11/20/2030	806,000	818,922
Vertical Bridge Holdings LLC, Series 2026-1A, Class D, 5.19%, 03/15/2056(c)	154,000	154,905
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066(c)(i)	191,130	173,429
Series 2025-3, Class A3, 5.93%, 05/25/2070(c)(d)	236,230	238,290
Series 2025-6, Class A3, 5.72%, 07/25/2070(c)(d)	388,024	391,765
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(c)	143,116	145,601
Westlake Automobile Receivables Trust
Series 2025-1A, Class D, 5.54%, 11/15/2030(c)	205,000	209,336
Series 2025-2A, Class C, 4.85%, 01/15/2031(c)	262,000	265,661
WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, 05/15/2030	1,280,000	1,299,961
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039(c)	224,473	226,480
Willis Lease Finance Corp., Series 2025-A, Class A, 5.58%, 06/15/2050(c)	244,082	249,798
Wireless PropCo Funding Parent LLC
Series 2025-1A, Class A2, 4.07%, 06/25/2055(c)	88,000	85,810
Series 2025-1A, Class B, 4.30%, 06/25/2055(c)	85,000	82,118
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055(c)	320,000	327,700
Total Asset-Backed Securities (Cost $36,534,461)		37,198,946
Collateralized Mortgage Obligations — 3.1%
Avenue of Americas, Series 2025-1301, Class D, 6.22%, 08/11/2042(c)(i)	188,000	193,059
BANK-2019, Series 2019-BN17, Class C, 4.51%, 04/15/2052(i)	235,000	217,745
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	745,000	803,623
BANK-2025, Series 2025-BNK50, Class A5, 5.65%, 05/15/2068(i)	245,000	263,210
BANK5 Trust
Series 2023-5YR2, Class C, 7.16%, 07/15/2056(i)	85,000	87,650
Series 2024-5YR12, Class C, 6.30%, 12/15/2057(i)	255,000	263,732
Series 2024-5YR5, Class B, 6.54%, 02/15/2029(i)	69,000	72,157
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	213,445
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,230,000	1,294,667
Series 2025-5YR13, Class A3, 5.75%, 01/15/2058	350,000	369,823
Series 2025-5YR17, Class B, 5.99%, 11/15/2058(i)	158,000	165,604
Series 2025-5YR17, Class C, 5.89%, 11/15/2058(i)	112,000	115,268
BBCMS Trust
Series 2018-TALL, Class B, 4.83% (1 mo. Term SOFR + 1.17%), 03/15/2037(c)	100,000	93,095
Series 2024-5C31, Class C, 5.76%, 12/15/2057(i)	59,000	59,913
Series 2024-C24, Class C, 6.00%, 02/15/2057	225,000	228,404

The accompanying notes are an integral part of these financial statements.

48

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	$1,190,000	$1,260,581
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	1,035,000	1,091,952
Series 2025-5C36, Class A3, 5.52%, 08/15/2058	470,000	494,870
Benchmark Mortgage Trust
Series 2023-B40, Class C, 7.41%, 12/15/2056(i)	111,000	116,548
Series 2023-V2, Class C, 6.77%, 05/15/2055(i)	178,000	181,858
Series 2023-V3, Class C, 7.17%, 07/15/2056(i)	131,000	133,209
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	144,884
Series 2024-V6, Class D, 4.00%, 03/15/2057	48,000	43,828
Series 2024-V7, Class B, 6.85%, 05/15/2056(i)	135,000	142,059
Series 2024-V8, Class A3, 6.19%, 07/15/2057(i)	755,000	801,074
Series 2025-V13, Class A4, 5.82%, 02/15/2058(i)	290,000	306,566
Series 2025-V15, Class A3, 5.80%, 06/15/2058	1,050,000	1,114,808
Series 2026-B42, Class A5, 5.10%, 03/15/2059	735,000	762,370
BMO Mortgage Trust
Series 2024-5C3, Class B, 6.56%, 02/15/2057(i)	68,000	70,303
Series 2024-5C4, Class A3, 6.53%, 05/15/2057(i)	850,000	906,312
Series 2024-5C8, Class C, 5.74%, 12/15/2057(i)	36,000	36,116
Series 2024-C8, Class C, 6.23%, 03/15/2057(i)	265,000	272,534
Series 2025-5C10, Class C, 6.49%, 05/15/2058(i)	84,000	86,956
Series 2025-C12, Class A5, 5.87%, 06/15/2058(i)	352,000	384,798
BX Trust, Series 2025-ARIA, Class C, 5.52%, 12/13/2042(c)(i)	266,000	272,179
Chase Mortgage Finance Corp.
Series 2024-11, Class A4, 6.00%, 11/25/2055(c)(i)	264,203	267,216
Series 2024-2, Class A6A, 6.00%, 02/25/2055(c)(i)	42,832	42,932
Series 2024-4, Class A6, 6.00%, 03/25/2055(c)(i)	160,640	161,497
Series 2025-1, Class A4, 6.00%, 11/25/2055(c)(i)	273,804	277,023
CHI Commercial Mortgage Trust
Series 2025-110W, Class D, 6.63%, 12/13/2040(c)(i)	288,000	294,618
Series 2025-SFT, Class D, 7.57%, 04/15/2042(c)(i)	171,000	178,524
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class C, 6.36%, 07/10/2028(c)(i)	200,000	205,697
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class B, 7.00%, 08/10/2044(c)(i)	213,000	228,113
Series 2024-CBM, Class D, 7.93%, 12/10/2041(c)(i)	100,000	104,329
Series 2025-SBX, Class B, 5.55%, 08/10/2041(c)(i)	330,000	332,543
Computershare Corporate Trust, Series 2024-1CHI, Class C, 6.43%, 07/15/2035(c)(i)	205,000	206,979
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(c)(d)	150,152	150,336
Series 2024-INV2, Class A3, 5.44%, 10/25/2069(c)(d)	85,920	86,070

The accompanying notes are an integral part of these financial statements.

49

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
ELM Trust
Series 2024-ELM, Class D10, 6.85%, 06/10/2039(c)(i)	$180,000	$180,021
Series 2024-ELM, Class D15, 6.90%, 06/10/2039(c)(i)	123,000	123,000
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 6.42% (30 day avg SOFR US + 2.75%), 12/25/2041(c)	100,000	100,916
Series 2022-R02, Class 2M2, 6.67% (30 day avg SOFR US + 3.00%), 01/25/2042(c)	489,456	497,251
Series 2022-R07, Class 1M2, 8.32% (30 day avg SOFR US + 4.65%), 06/25/2042(c)	55,000	57,289
Series 2023-R06, Class 1M2, 6.37% (30 day avg SOFR US + 2.70%), 07/25/2043(c)	500,000	513,712
Series 2024-R03, Class 2M2, 5.62% (30 day avg SOFR US + 1.95%), 03/25/2044(c)	420,000	424,000
Series 2024-R04, Class 1M2, 5.32% (30 day avg SOFR US + 1.65%), 05/25/2044(c)	99,000	99,279
Series 2025-R02, Class 1M2, 5.30% (30 day avg SOFR US + 1.60%), 02/25/2045(c)	145,000	145,672
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.35%, 02/10/2056(i)	65,000	66,688
Series 2023-V1, Class C, 6.35%, 02/10/2056(i)	62,909	63,543
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class B1, 7.32% (30 day avg SOFR US + 3.65%), 11/25/2041(c)	500,000	509,767
Series 2022-DNA1, Class M2, 6.17% (30 day avg SOFR US + 2.50%), 01/25/2042(c)	100,000	100,674
Series 2022-DNA3, Class M2, 8.02% (30 day avg SOFR US + 4.35%), 04/25/2042(c)	562,000	582,365
Series 2022-DNA5, Class M1B, 8.17% (30 day avg SOFR US + 4.50%), 06/25/2042(c)	150,000	156,416
Series 2022-HQA2, Class M1B, 7.67% (30 day avg SOFR US + 4.00%), 07/25/2042(c)	100,000	103,804
Series 2024-DNA1, Class M2, 5.62% (30 day avg SOFR US + 1.95%), 02/25/2044(c)	500,000	505,602
Series 2025-HQA1, Class M2, 5.32% (30 day avg SOFR US + 1.65%), 02/25/2045(c)	214,000	214,583
GGP Retail LLC, Series 2024-SHOW, Class C, 6.28%, 10/10/2041(c)(i)	170,000	172,001
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 6.55% (1 mo. Term SOFR + 2.89%), 03/15/2039(c)	200,000	200,498
GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, 02/25/2056(c)(i)	312,038	315,101

The accompanying notes are an integral part of these financial statements.

50

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C, 5.95%, 01/13/2040(c)(i)	$100,000	$104,078
Series 2025-SPRL, Class D, 6.34%, 01/13/2040(c)(i)	100,000	104,519
Series 2025-SPRL, Class E, 6.68%, 01/13/2040(c)(i)	100,000	105,093
IRV Trust, Series 2025-200P, Class C, 5.73%, 03/14/2047(c)(i)	234,000	241,007
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	589,319	587,331
Series 2022-OPO, Class B, 3.38%, 01/05/2039(c)	150,000	130,080
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, 05/25/2066(c)(i)	441,928	442,906
Madison Avenue Trust
Series 2025-11MD, Class C, 5.82%, 10/15/2042(c)(i)	150,000	153,075
Series 2025-11MD, Class D, 6.57%, 10/15/2042(c)(i)	150,000	153,558
Series 2025-11MD, Class E, 7.57%, 10/15/2042(c)(i)	150,000	150,367
Manhattan West, Series 2020-1MW, Class D, 2.33%, 09/10/2039(c)(i)	249,000	237,788
MFRA Trust, Series 2025-NQM5, Class A1, 5.19%, 11/25/2070(c)(i)	436,744	440,470
Morgan Stanley Capital I, Inc., Series 2018-H4, Class C, 5.05%, 12/15/2051(i)	10,000	9,494
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1, 5.12%, 11/25/2070(c)(i)	284,480	286,273
Series 2025-NQM2, Class A1, 5.63%, 01/25/2070(c)(i)	211,253	212,997
New Residential Mortgage Loan Trust 2023-NQM1
Series 2025-NQM3, Class A3, 5.99%, 05/25/2065(c)(d)	291,629	296,610
Series 2025-NQM7, Class A1, 5.01%, 10/26/2065(c)(i)	231,052	231,552
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, 02/10/2047(c)(i)	100,000	105,183
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 07/13/2042(c)(i)	209,000	213,241
ONNI Commerical Mortgage Trust
Series 2024-APT, Class C, 6.64%, 07/15/2039(c)(i)	215,000	220,409
Series 2024-APT, Class D, 7.24%, 07/15/2039(c)(i)	160,000	165,176
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061(c)(i)	263,429	225,873
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(c)(d)	140,675	141,568
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(c)(d)	346,930	346,658
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064(c)(d)	98,215	98,199
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064(c)(d)	142,560	143,633
Series 2025-HE1, Class A1, 5.27% (30 day avg SOFR US + 1.60%), 02/25/2055(c)	315,481	317,251
Series 2025-NQM7, Class A2, 5.76%, 05/25/2055(c)(d)	122,707	123,750
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055(c)(d)	124,213	125,264
PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, 10/25/2060(c)(i)	386,352	388,876
PRM Trust, Series 2025-PRM6, Class D, 5.68%, 07/05/2033(c)(i)	100,000	100,652
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043(c)(i)	221,288	223,340

The accompanying notes are an integral part of these financial statements.

51

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Collateralized Mortgage Obligations — continued
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(c)	$112,000	$118,156
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054(c)(i)	32,471	32,338
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(c)(i)	65,058	57,189
Stellar Management
Series 2025-IP, Class A, 5.25%, 06/10/2042(c)(i)	80,000	81,962
Series 2025-IP, Class D, 6.31%, 06/10/2042(c)(i)	106,000	108,942
Series 2025-IP, Class E, 6.85%, 06/10/2042(c)(i)	60,000	61,386
Verus Securitization Trust, Series 2025-R2, Class A1, 5.09%, 07/25/2067(c)(i)	357,215	361,329
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C64, Class A5, 5.65%, 02/15/2058	645,000	693,141
Total Collateralized Mortgage Obligations (Cost $28,675,739)		29,073,973
Foreign Corporate Bonds — 2.8%
Airlines — 0.0%(b)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	3,472	3,470
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	308,917	310,916
		314,386
Automobiles & Components — 0.0%(b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	99,778
Banks — 1.1%
ASB Bank Ltd.
5.35%, 06/15/2026(c)	323,000	323,485
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032(c)	461,000	465,902
Australia & New Zealand Banking Group Ltd., 4.75%, 01/18/2027	361,000	363,354
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	172,028
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027(c)	349,000	348,642
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	400,000	404,127
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028(c)	349,000	336,608
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030(c)	352,000	364,661
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(c)	207,000	221,609
Commonwealth Bank of Australia, 5.84%, 03/13/2034(c)	892,000	950,127
Credit Agricole SA
5.59%, 07/05/2026(c)	558,000	561,137
5.13%, 03/11/2027(c)	254,000	256,855
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027(c)	4,000	4,037
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,539,134
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(c)	245,000	252,502
Macquarie Bank Ltd., 3.62%, 06/03/2030(c)	863,000	836,873

The accompanying notes are an integral part of these financial statements.

52

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Foreign Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc., 5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	$238,000	$249,134
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	197,508
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027(c)	200,000	200,917
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	205,718
5.80%, 07/13/2028	540,000	563,028
5.71%, 01/13/2030	253,000	266,860
1.71%, 01/12/2031	280,000	249,110
5.77%, 01/13/2033	351,000	376,429
		9,709,785
Capital Goods — 0.1%
Vinci SA, 3.75%, 04/10/2029(c)	637,000	633,743
Weir Group PLC, 2.20%, 05/13/2026(c)	281,000	278,840
		912,583
Commercial Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	562,593
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028(a)(c)	213,000	204,322
		766,915
Consumer Staples Distribution & Retail — 0.0%(b)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027(c)	202,000	200,605
Energy — 0.1%
Aker BP ASA, 6.00%, 06/13/2033(c)	192,000	202,564
Enbridge, Inc.
5.30%, 04/05/2029	50,000	51,703
5.70%, 03/08/2033	333,000	353,137
5.63%, 04/05/2034	325,000	343,275
		950,679
Exploration & Production — 0.0%(b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	45,412
Financial Services — 0.1%
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028(c)	200,000	205,733
UBS AG/London, 5.65%, 09/11/2028	250,000	260,238
UBS Group AG, 4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031(c)	366,000	364,134
		830,105
Food & Beverage — 0.1%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 2.50%, 01/15/2027	699,000	688,752

The accompanying notes are an integral part of these financial statements.

53

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Foreign Corporate Bonds — continued
Food, Beverage & Tobacco — 0.1%
Heineken NV, 3.50%, 01/29/2028(c)	$882,000	$876,551
Industrial Other — 0.0%(b)
Triton Container International Ltd., 3.15%, 06/15/2031(c)	216,000	199,536
Insurance — 0.1%
AIA Group Ltd., 3.20%, 09/16/2040(c)	213,000	172,039
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	240,828
		412,867
Materials — 0.0%(b)
Taseko Mines Ltd., 8.25%, 05/01/2030(c)	14,000	14,801
UPM-Kymmene Oyj, 7.45%, 11/26/2027(c)	6,000	6,324
Yara International ASA, 3.80%, 06/06/2026(c)	22,000	21,901
		43,026
Media & Entertainment — 0.0%(b)
Tencent Holdings Ltd., 3.98%, 04/11/2029(c)	353,000	354,785
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	336,796
Fortescue Treasury Pty Ltd., 5.88%, 04/15/2030(c)	11,000	11,310
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027(c)	30,943	30,889
		378,995
Railroad — 0.0%(b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	31,789
Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027(c)	347,000	344,673
Retail - Consumer Staples — 0.0%(b)
Viterra Finance BV, 2.00%, 04/21/2026(c)	201,000	199,816
Semiconductors & Semiconductor Equipment — 0.3%
Renesas Electronics Corp., 2.17%, 11/25/2026(c)	376,000	369,875
SK hynix, Inc.
6.38%, 01/17/2028(c)	1,290,000	1,347,486
5.50%, 01/16/2029(c)	1,156,000	1,204,572
		2,921,933
Supermarkets & Pharmacies — 0.1%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027(c)	290,000	288,102
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029(a)(c)	280,000	276,706
		564,808

The accompanying notes are an integral part of these financial statements.

54

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Foreign Corporate Bonds — continued
Telecommunication Services — 0.0%(b)
Rogers Communications, Inc., 7.50%, 08/15/2038	$198,000	$232,015
Vodafone Group PLC, 5.75%, 02/10/2063	87,000	84,197
		316,212
Transportation — 0.1%
AP Moller - Maersk AS, 5.88%, 09/14/2033(c)	1,011,000	1,089,146
Utilities — 0.3%
E.ON International Finance BV, 6.65%, 04/30/2038(c)	161,000	182,838
Electricite de France SA
5.70%, 05/23/2028(c)	349,000	360,469
6.95%, 01/26/2039(c)	243,000	278,406
6.90%, 05/23/2053(c)	236,000	263,980
Enel Finance International NV, 1.63%, 07/12/2026(c)(d)	577,000	571,756
Korea Electric Power Corp., 4.00%, 06/14/2027(c)	703,000	705,000
National Grid PLC, 5.42%, 01/11/2034	315,000	328,481
		2,690,930
Wireline Telecommunications Services — 0.1%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	675,607
Total Foreign Corporate Bonds (Cost $24,854,776)		25,619,674
Foreign Government Debt Obligations — 1.1%
Chile Government International Bond, 2.55%, 07/27/2033	200,000	175,440
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	471,841
Guatemala Government Bond, 6.55%, 02/06/2037(c)	200,000	216,755
Hungary Government International Bond, 5.50%, 06/16/2034(c)	275,000	283,030
Indonesia Government International Bond
4.30%, 03/31/2052	400,000	330,460
4.45%, 04/15/2070	207,000	166,400
Korea Development Bank, 4.00%, 01/28/2031	700,000	709,338
Mexico Government International Bond
6.00%, 05/13/2030	205,000	214,528
5.85%, 07/02/2032	235,000	242,640
6.00%, 05/07/2036	349,000	358,249
6.88%, 05/13/2037	300,000	324,075
6.63%, 01/29/2038	240,000	253,525
5.55%, 01/21/2045	140,000	130,768
6.34%, 05/04/2053	403,000	392,179
6.40%, 05/07/2054	333,000	325,940
7.38%, 05/13/2055(a)	599,000	656,685
Oman Government International Bond, 6.50%, 03/08/2047(c)	200,000	216,636
Panama Government International Bond, 2.25%, 09/29/2032	200,000	168,268
Paraguay Government International Bond, 5.40%, 03/30/2050(c)	260,000	245,958

The accompanying notes are an integral part of these financial statements.

55

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Foreign Government Debt Obligations — continued
Peruvian Government International Bond
3.00%, 01/15/2034	$157,000	$138,065
5.50%, 03/30/2036	225,000	232,023
3.30%, 03/11/2041	141,000	110,732
3.55%, 03/10/2051	140,000	100,663
Philippine Government International Bond
7.75%, 01/14/2031	211,000	244,111
6.38%, 10/23/2034	394,000	440,921
Province of Quebec Canada
3.88%, 01/14/2031	320,000	322,995
4.63%, 08/28/2035	410,000	422,794
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	15,349
5.38%, 02/12/2035	140,000	146,809
5.50%, 04/04/2053	130,000	127,748
5.50%, 03/18/2054	946,000	930,527
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	156,181
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	105,623
5.75%, 10/28/2034	275,000	296,161
4.13%, 11/20/2045	138,000	122,809
4.98%, 04/20/2055	324,000	301,109
Total Foreign Government Debt Obligations (Cost $9,742,126)		10,097,335
U.S. Government Agency Issues — 1.0%
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,017
4.50%, 03/26/2027	20,000	20,163
1.00%, 08/03/2027	25,000	24,095
0.86%, 10/05/2027	44,000	42,069
4.25%, 12/15/2028	63,000	64,402
1.55%, 03/15/2029	8,000	7,535
4.13%, 03/20/2029	10,000	10,170
4.97%, 03/27/2029	385,000	384,891
1.19%, 07/16/2029	7,000	6,437
1.14%, 08/20/2029	30,000	27,633
1.23%, 09/10/2029	71,000	65,515
1.74%, 06/03/2030	1,280,000	1,183,809
1.25%, 06/24/2030	21,000	19,014
1.60%, 07/15/2030	33,000	30,332
1.55%, 07/26/2030	134,000	122,803
1.15%, 08/12/2030	25,000	22,452

The accompanying notes are an integral part of these financial statements.

56

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
U.S. Government Agency Issues — continued
1.24%, 09/03/2030	$671,000	$607,403
1.32%, 09/09/2030	22,000	19,909
1.22%, 09/23/2030	1,201,000	1,082,216
1.30%, 02/03/2031	35,000	31,351
1.67%, 03/03/2031	31,000	28,154
1.99%, 03/17/2031	367,000	340,381
2.02%, 04/01/2031	72,000	66,579
4.75%, 05/02/2031	257,000	270,890
1.88%, 06/16/2031	22,000	20,005
3.30%, 03/23/2032	474,000	461,749
1.69%, 08/20/2035	196,000	156,604
1.68%, 09/17/2035	55,000	44,383
2.10%, 02/25/2036	21,000	17,382
5.54%, 09/18/2045	156,000	156,550
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	137,473
3.00%, 03/10/2028	10,000	9,885
3.25%, 06/09/2028	140,000	139,388
4.50%, 03/09/2029	250,000	257,839
2.13%, 12/14/2029	150,000	142,589
1.50%, 03/14/2031	1,760,000	1,595,229
4.75%, 03/10/2034	165,000	172,734
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	721,025
5.25%, 02/01/2055	235,000	241,147
4.25%, 09/15/2065	229,000	196,676
Total U.S. Government Agency Issues (Cost $8,692,297)		8,953,878
Foreign Government Agency Issues — 0.8%
Asian Development Bank
1.50%, 01/20/2027	330,000	323,276
3.75%, 04/25/2028	135,000	135,593
Export-Import Bank of Korea, 3.75%, 09/22/2030	490,000	491,224
Indonesia Government International Bond, 5.25%, 01/15/2030	274,000	283,981
Inter-American Development Bank
1.50%, 01/13/2027	411,000	402,869
4.13%, 02/15/2029	208,000	211,556
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	396,831
1.38%, 04/20/2028	93,000	88,891
4.50%, 06/26/2028	747,000	748,330
5.75%, 05/02/2034	3,260,000	3,267,673

The accompanying notes are an integral part of these financial statements.

57

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Foreign Government Agency Issues — continued
International Finance Corp., 4.38%, 01/15/2027	$56,000	$56,226
Province of British Columbia Canada, 4.80%, 06/11/2035	305,000	318,645
Province of Ontario Canada
3.90%, 09/04/2030	570,000	577,210
4.85%, 06/11/2035	245,000	257,057
Total Foreign Government Agency Issues (Cost $7,490,576)		7,559,362
Non-Agency Commercial Mortgage Backed Securities — 0.4%
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 6.56% (1 mo. Term SOFR + 2.90%), 08/15/2039(c)	100,000	100,515
BLP Commercial Mortgage Trust
Series 2025-IND, Class D, 5.91% (1 mo. Term SOFR + 2.25%), 03/15/2042(c)	205,824	205,147
Series 2025-IND2, Class D, 6.31% (1 mo. Term SOFR + 2.65%), 12/15/2042(c)	199,000	199,434
BX Trust
Series 2019-OC11, Class C, 3.86%, 12/09/2041(c)	285,000	276,725
Series 2024-VLT4, Class E, 6.55% (1 mo. Term SOFR + 2.89%), 06/15/2041(c)	213,000	210,699
Series 2024-XL5, Class D, 6.35% (1 mo. Term SOFR + 2.69%), 03/15/2041(c)	175,884	175,871
Series 2025-GW, Class D, 6.41% (1 mo. Term SOFR + 2.75%), 07/15/2042(c)	192,000	192,481
Series 2025-LIFE, Class A, 5.88%, 06/13/2047(c)(e)	325,000	336,621
Series 2025-ROIC, Class D, 5.65% (1 mo. Term SOFR + 1.99%), 03/15/2030(c)	343,558	344,170
Series 2025-VLT7, Class D, 6.91% (1 mo. Term SOFR + 3.25%), 07/15/2044(c)	255,000	256,514
Series 2025-VOLT, Class D, 6.41% (1 mo. Term SOFR + 2.75%), 12/15/2044(c)	185,000	185,384
Series 2026-XL6, Class D, 5.77% (1 mo. Term SOFR + 2.10%), 03/15/2043(c)(h)	146,000	146,181
CONE Trust 2024-DFW1, Series 2024-DFW1, Class D, 6.70% (1 mo. Term SOFR + 3.04%), 08/15/2041(c)	92,000	91,888
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.91% (1 mo. Term SOFR + 2.25%), 03/15/2042(c)	266,000	267,016
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.10% (1 mo. Term SOFR + 2.44%), 02/15/2042(c)	100,000	100,050
ORL Trust, Series 2024-GLKS, Class C, 5.95% (1 mo. Term SOFR + 2.29%), 12/15/2039(c)	268,000	268,675
SDAL Trust, Series 2025-DAL, Class C, 7.60% (1 mo. Term SOFR + 3.94%), 04/15/2042(c)	247,000	248,999
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 6.17% (1 mo. Term SOFR + 2.51%), 05/15/2038(c)	124,000	122,807
SREIT Trust, Series 2021-PALM, Class A, 4.36% (1 mo. Term SOFR + 0.70%), 10/15/2034(c)	175,000	174,508
Total Non-Agency Commercial Mortgage Backed Securities (Cost $3,871,183)		3,903,685

The accompanying notes are an integral part of these financial statements.

58

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Units	Value
Short-Term Investments
Investments Purchased with Collateral from Securities Lending — 1.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(j)	12,514,952	$12,514,952
Total Investments Purchased with Collateral from Securities Lending (Cost $12,514,952)		12,514,952

	Shares
Money Market Funds — 1.2%
First American Government Obligations Fund - Class X, 3.60%(j)	11,539,609	11,539,609
Total Money Market Funds (Cost $11,539,609)		11,539,609
Total Investments — 101.2% (Cost $917,457,772)		935,966,463
Liabilities in Excess of Other Assets — (1.2)%		(11,501,672)
Total Net Assets — 100.0%		$924,464,791

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $12,256,117.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $114,116,053 or 12.3% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $827,540 or 0.1% of net assets as of February 28, 2026.

(i)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2026.

(j)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

59

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — 94.6%
Alabama — 2.2%
Alabama Economic Settlement Authority, 4.00%, 09/15/2033	$65,000	$65,008
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	50,000	50,583
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	36,536
Black Belt Energy Gas District
5.50%, 06/01/2049(a)	20,000	21,386
4.00%, 10/01/2049(a)	215,000	216,154
4.00%, 06/01/2051(a)	125,000	130,213
4.00%, 07/01/2052(a)	20,000	20,252
4.00%, 10/01/2052(a)	80,000	80,536
4.00%, 12/01/2052(a)	510,000	523,928
5.50%, 11/01/2053(a)	30,000	31,929
5.25%, 01/01/2054(a)	40,000	43,243
5.50%, 10/01/2054(a)	75,000	83,496
5.00%, 03/01/2055(a)	340,000	374,398
5.25%, 05/01/2055(a)	20,000	21,661
5.00%, 10/01/2055(a)	300,000	326,668
5.00%, 12/01/2055(a)	290,000	321,415
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2030	85,000	93,860
5.00%, 10/01/2031	175,000	196,541
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	75,000	82,658
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	134,970
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054(a)	560,000	607,856
Southeast Energy Authority A Cooperative District
5.25%, 11/01/2032	380,000	425,412
4.00%, 12/01/2051(a)	170,000	177,454
5.50%, 01/01/2053(a)	230,000	249,723
5.00%, 05/01/2053(a)	180,000	188,737
5.00%, 10/01/2055(a)	225,000	246,650
5.25%, 11/01/2055(a)	115,000	129,213
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,133
		4,895,613
Alaska — 0.0%(b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,920
Arizona — 0.6%
Chandler Industrial Development Authority, 3.80%, 12/01/2035(a)	135,000	137,366
City of Glendale AZ Excise Tax Revenue, 5.00%, 07/01/2026	15,000	15,104
City of Mesa AZ Utility System Revenue, 4.00%, 07/01/2034	75,000	78,640
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	22,751
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	270,000	295,218

The accompanying notes are an integral part of these financial statements.

60

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Arizona — continued
Maricopa County Industrial Development Authority
5.00%, 01/01/2033	$190,000	$193,765
5.00%, 12/01/2034	75,000	87,530
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	55,000	49,011
Maricopa County Special Health Care District, 5.00%, 07/01/2030	65,000	72,120
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	20,721
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	47,252
5.00%, 01/01/2031	20,000	20,988
5.00%, 01/01/2032	195,000	224,229
Salt Verde Financial Corp., 5.00%, 12/01/2032	90,000	99,429
State of Arizona, 5.00%, 10/01/2028	30,000	32,105
		1,396,229
Arkansas — 0.1%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	225,000	224,898
California — 10.4%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2034(c)	20,000	15,583
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	23,788
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2033	20,000	22,354
Anaheim Public Financing Authority
0.00%, 09/01/2027(c)	20,000	19,290
0.00%, 09/01/2028(c)	85,000	80,058
0.00%, 09/01/2031(c)	210,000	183,349
0.00%, 09/01/2032(c)	230,000	194,825
0.00%, 09/01/2033(c)	20,000	16,400
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,657
4.00%, 04/01/2032	265,000	269,077
5.00%, 04/01/2034	20,000	24,475
5.00%, 04/01/2035	60,000	72,960
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	15,689
Beverly Hills Unified School District CA, 0.00%, 08/01/2033(c)	130,000	109,108
California Community Choice Financing Authority
5.00%, 12/01/2035	120,000	134,936
4.00%, 02/01/2052(a)	135,000	139,980
4.00%, 10/01/2052(a)	85,000	86,436
5.00%, 07/01/2053(a)	40,000	42,445
5.00%, 12/01/2053(a)	255,000	270,734
5.00%, 02/01/2054(a)	235,000	253,650

The accompanying notes are an integral part of these financial statements.

61

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
5.25%, 11/01/2054(a)	$390,000	$419,717
5.00%, 02/01/2055(a)	70,000	77,304
5.00%, 02/01/2055(a)	70,000	76,702
5.00%, 10/01/2055(a)	470,000	499,893
5.00%, 01/01/2056(a)	1,050,000	1,172,203
5.00%, 03/01/2056(a)	295,000	327,162
California Educational Facilities Authority, 5.00%, 03/01/2055(a)	310,000	384,826
California Health Facilities Financing Authority
5.00%, 12/01/2028	65,000	68,821
5.00%, 12/01/2031	110,000	122,701
5.00%, 08/15/2032	20,000	20,205
4.00%, 03/01/2033	310,000	309,339
5.00%, 11/15/2033	20,000	24,086
5.00%, 12/01/2034	20,000	22,873
California Housing Finance Agency, 3.75%, 03/25/2035	328,071	342,255
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	65,000	66,121
5.00%, 10/01/2026	20,000	20,345
5.00%, 01/01/2028	15,000	15,719
5.00%, 06/01/2028	75,000	80,324
5.00%, 10/01/2028	45,000	48,700
5.00%, 10/01/2028	220,000	227,094
5.00%, 11/01/2030	95,000	108,322
5.00%, 10/01/2031	20,000	23,439
5.00%, 04/01/2033	80,000	96,587
4.00%, 10/01/2045	35,000	35,338
3.00%, 10/01/2047(a)	200,000	200,047
California State Public Works Board
5.00%, 10/01/2029	20,000	20,902
5.00%, 12/01/2029	105,000	116,334
5.00%, 02/01/2030	25,000	27,795
5.00%, 09/01/2033	135,000	161,321
5.00%, 09/01/2034	40,000	47,584
California State University
5.00%, 11/01/2027	20,000	20,680
5.00%, 11/01/2031	155,000	155,372
3.00%, 11/01/2033	385,000	384,208
3.13%, 11/01/2051(a)	150,000	149,638
California Statewide Communities Development Authority
4.13%, 03/01/2034	630,000	630,268
5.00%, 04/01/2036(a)	40,000	43,942

The accompanying notes are an integral part of these financial statements.

62

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 04/01/2038(a)	$70,000	$76,898
5.00%, 04/01/2038(a)	25,000	27,464
5.00%, 04/01/2045(a)	45,000	49,435
5.00%, 04/01/2046(a)	70,000	76,898
Central Valley Energy Authority, 5.00%, 12/01/2055(a)	30,000	33,238
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	20,781
5.00%, 06/15/2028	70,000	75,056
5.00%, 04/01/2029	20,000	21,845
City of Los Angeles CA Wastewater System Revenue, 5.00%, 06/01/2035	25,000	31,166
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	28,246
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	96,441
Coast Community College District
0.00%, 08/01/2028(c)	20,000	18,893
4.50%, 08/01/2039	100,000	103,478
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	36,590
East Side Union High School District, 5.00%, 08/01/2031	70,000	81,403
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028(c)	45,000	43,260
Glendale Community College District, 5.25%, 08/01/2041	40,000	41,807
Golden State Tobacco Securitization Corp., 0.00%, 06/01/2028(c)	100,000	95,099
Grossmont Union High School District, 0.00%, 08/01/2032(c)	120,000	101,209
Kern High School District, 5.00%, 08/01/2033	20,000	24,233
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	75,800
Los Angeles Community College District
5.00%, 08/01/2029	20,000	22,182
5.00%, 08/01/2029	20,000	22,182
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 06/01/2026	180,000	181,019
5.00%, 06/01/2032	155,000	179,674
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	201,406
5.00%, 07/01/2027	30,000	31,049
5.00%, 07/01/2029	45,000	48,814
5.00%, 07/01/2031	1,250,000	1,414,349
5.00%, 07/01/2032	420,000	453,331
5.00%, 07/01/2033	30,000	34,912
5.00%, 07/01/2035	60,000	68,887
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	65,000	68,868
5.00%, 07/01/2029	25,000	27,119

The accompanying notes are an integral part of these financial statements.

63

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
Los Angeles Unified School District
5.00%, 07/01/2026	$30,000	$30,255
5.00%, 07/01/2028	20,000	21,435
5.00%, 07/01/2029	15,000	15,835
5.00%, 07/01/2030	50,000	56,579
3.00%, 07/01/2031	255,000	254,576
3.00%, 07/01/2032	145,000	144,726
5.00%, 07/01/2034	20,000	24,292
5.00%, 10/01/2034	15,000	18,088
5.00%, 10/01/2034	5,000	6,004
Marin Community College District
4.00%, 08/01/2041	35,000	35,636
5.00%, 08/01/2041	20,000	20,210
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	46,876
5.00%, 07/01/2029	70,000	77,212
5.00%, 07/01/2031	80,000	93,209
5.00%, 07/01/2031	15,000	16,334
M-S-R Energy Authority
7.00%, 11/01/2034	565,000	702,092
7.00%, 11/01/2034	75,000	92,965
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	108,478
5.00%, 11/01/2028	190,000	192,970
5.00%, 11/01/2031	220,000	223,191
4.00%, 11/01/2033	115,000	115,557
New Haven Unified School District
0.00%, 08/01/2033(c)	175,000	144,106
0.00%, 08/01/2034(c)	85,000	67,646
Northern California Power Agency, 5.00%, 07/01/2030	170,000	192,293
Northern California Sanitation Agencies Financing Authority
5.00%, 12/01/2029	85,000	94,893
3.00%, 12/01/2034	35,000	35,667
Poway Unified School District, 0.00%, 08/01/2032(c)	25,000	21,148
Rancho Santiago Community College District, 0.00%, 09/01/2030(c)	50,000	44,611
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	45,000	52,582
Sacramento Municipal Utility District
5.00%, 08/15/2026	20,000	20,247
5.00%, 08/15/2049(a)	140,000	164,248
5.00%, 08/15/2055(a)	140,000	159,741

The accompanying notes are an integral part of these financial statements.

64

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
San Diego Community College District
5.00%, 08/01/2026	$20,000	$20,224
5.00%, 08/01/2030	60,000	60,630
5.00%, 08/01/2031	20,000	20,210
San Diego County Regional Transportation Commission
5.00%, 04/01/2030	15,000	16,939
5.00%, 04/01/2034	20,000	23,980
San Diego County Water Authority
5.00%, 05/01/2028	20,000	21,263
5.00%, 05/01/2030	75,000	84,682
5.00%, 05/01/2030	230,000	259,692
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	72,381
5.00%, 10/01/2031	20,000	23,427
5.00%, 10/01/2034	20,000	23,708
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/15/2032(c)	20,000	16,716
4.00%, 01/15/2034	30,000	31,730
San Jose Redevelopment Agency Successor Agency, 5.00%, 08/01/2034	70,000	72,410
San Mateo County Community College District, 0.00%, 09/01/2033(c)	25,000	20,637
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	23,280
Santa Clara Valley Transportation Authority, 5.00%, 04/01/2034	35,000	42,068
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	162,970
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,536
5.00%, 07/01/2029	20,000	21,695
5.00%, 07/01/2031	40,000	45,146
5.00%, 11/01/2033	690,000	781,767
5.00%, 04/01/2055(a)	270,000	289,904
State of California
5.00%, 09/01/2028	30,000	32,165
5.00%, 11/01/2028	155,000	166,940
3.00%, 09/01/2029	85,000	84,818
5.00%, 10/01/2029	20,000	22,066
3.25%, 09/01/2031	5,000	4,990
5.00%, 11/01/2031	130,000	135,820
5.00%, 03/01/2032	1,000,000	1,164,934
5.00%, 04/01/2032	105,000	122,191
5.00%, 08/01/2032	185,000	186,743
3.50%, 09/01/2032	5,000	4,990
3.00%, 09/01/2033	270,000	269,577

The accompanying notes are an integral part of these financial statements.

65

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 08/01/2034	$20,000	$24,198
5.00%, 03/01/2035	1,540,000	1,700,704
3.13%, 04/01/2035	20,000	20,178
State of California Department of Water Resources
5.00%, 12/01/2028	185,000	201,152
5.00%, 12/01/2030	210,000	240,951
5.00%, 12/01/2031	305,000	349,536
5.00%, 12/01/2032	35,000	39,967
5.00%, 12/01/2033	30,000	31,570
5.00%, 12/01/2034	40,000	47,558
5.00%, 12/01/2035	20,000	21,963
University of California
5.00%, 05/15/2029	30,000	32,690
5.00%, 05/15/2029	15,000	16,355
5.00%, 05/15/2029	35,000	36,169
5.00%, 05/15/2031	20,000	22,793
5.00%, 05/15/2032	140,000	148,446
4.00%, 05/15/2033	50,000	50,821
5.00%, 05/15/2034	55,000	65,816
Ventura County Community College District, 3.13%, 08/01/2031	35,000	34,923
Yosemite Community College District, 0.00%, 08/01/2031(c)	40,000	34,858
		23,232,572
Colorado — 1.4%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	61,150
5.00%, 12/01/2032	115,000	117,100
City & County of Denver CO, 5.00%, 12/01/2032	35,000	40,739
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	36,543
5.00%, 11/15/2032	250,000	289,286
5.00%, 11/15/2032	335,000	340,357
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	116,041
5.00%, 08/01/2035	70,000	70,633
5.00%, 08/01/2036	20,000	20,181
5.00%, 08/01/2041	220,000	221,991
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2030	20,000	22,568
5.00%, 12/01/2033	150,000	177,476

The accompanying notes are an integral part of these financial statements.

66

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority
5.00%, 08/01/2026	$205,000	$206,642
5.00%, 01/01/2027	35,000	35,692
5.00%, 08/01/2028	55,000	57,942
5.00%, 08/01/2028	20,000	21,070
5.00%, 05/15/2032	20,000	22,936
5.00%, 05/15/2034	75,000	85,009
3.13%, 09/01/2042	105,000	105,223
5.00%, 11/15/2049(a)	65,000	66,071
5.00%, 11/15/2057(a)	20,000	23,033
Denver City & County School District No 1
4.00%, 12/01/2027	130,000	134,062
5.00%, 12/01/2034	20,000	24,086
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	40,828
5.00%, 12/15/2028	35,000	37,604
E-470 Public Highway Authority, 0.00%, 09/01/2032(c)	20,000	16,799
Regional Transportation District, 4.00%, 07/15/2034	20,000	20,620
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	45,768
5.00%, 11/01/2027	85,000	88,944
5.00%, 11/01/2029	25,000	27,482
5.00%, 11/01/2031	40,000	45,850
5.00%, 11/01/2033	10,000	10,422
State of Colorado
5.00%, 12/15/2026	200,000	203,996
5.00%, 12/15/2026	80,000	81,598
5.00%, 12/15/2027	40,000	41,904
5.00%, 12/15/2031	20,000	22,885
5.00%, 03/15/2032	235,000	240,777
		3,221,308
Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, 5.00%, 07/01/2029	160,000	174,422
State of Connecticut
5.00%, 09/15/2026	420,000	425,500
5.00%, 08/15/2028	1,000,000	1,069,823
4.00%, 01/15/2033	20,000	21,108
4.00%, 01/15/2034	210,000	226,396

The accompanying notes are an integral part of these financial statements.

67

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Connecticut — continued
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	$20,000	$20,625
5.00%, 07/01/2027	95,000	98,233
5.00%, 07/01/2027	30,000	31,081
5.00%, 05/01/2031	65,000	72,070
5.00%, 07/01/2033	1,200,000	1,413,182
		3,552,440
Delaware — 0.5%
Delaware Transportation Authority, 5.00%, 07/01/2028	140,000	148,922
State of Delaware
5.00%, 01/01/2027	81,000	82,770
5.00%, 02/01/2027	105,000	107,553
5.00%, 01/01/2028	150,000	157,628
5.00%, 05/01/2028	70,000	74,197
5.00%, 01/01/2029	105,000	113,267
5.00%, 05/01/2029	55,000	59,838
5.00%, 02/01/2031	30,000	33,986
5.00%, 03/01/2031	35,000	39,720
5.00%, 05/01/2033	40,000	47,134
University of Delaware, 5.00%, 11/01/2035	275,000	326,023
		1,191,038
District of Columbia — 2.2%
District of Columbia
5.00%, 01/01/2027	35,000	35,762
5.00%, 06/01/2027	45,000	46,519
5.00%, 08/01/2027	1,015,000	1,056,793
5.00%, 10/15/2028	250,000	268,138
5.00%, 12/01/2028	20,000	21,450
5.00%, 01/01/2029	45,000	48,479
5.00%, 10/15/2029	115,000	124,822
5.00%, 01/01/2030	55,000	60,637
5.00%, 12/01/2032	90,000	104,514
5.00%, 06/01/2033	10,000	10,289
5.00%, 08/01/2033	100,000	117,020
5.00%, 10/15/2033	370,000	397,231
5.00%, 12/01/2033	45,000	52,895
5.00%, 06/01/2035	1,000,000	1,198,382
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	106,516
5.00%, 03/01/2027	25,000	25,667

The accompanying notes are an integral part of these financial statements.

68

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
District of Columbia — continued
5.00%, 03/01/2027	$15,000	$15,400
5.00%, 10/01/2028	195,000	208,937
5.00%, 03/01/2029	20,000	21,638
5.00%, 10/01/2029	30,000	32,924
5.00%, 12/01/2029	25,000	27,546
5.00%, 03/01/2030	80,000	88,545
5.00%, 10/01/2030	55,000	61,637
5.00%, 03/01/2031	60,000	65,431
5.00%, 10/01/2031	50,000	57,109
District of Columbia Water & Sewer Authority, 5.00%, 10/01/2034	100,000	118,499
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032(c)	30,000	24,664
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	20,729
5.00%, 07/15/2028	85,000	90,266
5.00%, 07/15/2028	50,000	53,098
5.00%, 07/15/2028	20,000	21,239
5.00%, 07/15/2031	50,000	56,499
5.00%, 07/15/2032	20,000	22,980
4.00%, 07/15/2034	145,000	153,872
		4,816,127
Florida — 5.6%
Brevard County School District, 5.00%, 07/01/2029	110,000	119,545
Capital Trust Authority, 5.00%, 12/01/2030	1,300,000	1,439,546
Central Florida Expressway Authority
5.00%, 07/01/2027	830,000	860,727
5.00%, 07/01/2030	20,000	22,296
5.00%, 07/01/2031	40,000	45,468
5.00%, 07/01/2032	70,000	79,757
4.00%, 07/01/2034	110,000	119,837
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	91,310
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	114,479
5.00%, 10/01/2029	15,000	15,615
5.00%, 10/01/2032	40,000	46,338
5.00%, 10/01/2033	40,000	46,975
Florida Department of Management Services
5.00%, 11/01/2027	45,000	46,997
5.00%, 11/01/2028	365,000	391,149
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	86,030

The accompanying notes are an integral part of these financial statements.

69

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Florida — continued
Hillsborough County School Board
5.00%, 07/01/2028	$15,000	$15,517
5.00%, 07/01/2029	355,000	385,211
JEA Electric System Revenue, 5.00%, 10/01/2027	725,000	756,708
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	40,000	40,568
5.00%, 10/01/2026	25,000	25,355
5.00%, 10/01/2028	310,000	323,163
5.00%, 10/01/2030	20,000	22,377
Lee County Industrial Development Authority, 5.00%, 04/01/2029	20,000	21,355
Miami Beach Redevelopment Agency, 5.00%, 02/01/2034	1,000,000	1,162,998
Orlando Utilities Commission
5.00%, 10/01/2026	30,000	30,414
5.00%, 10/01/2034	30,000	35,753
Sarasota County School Board
5.00%, 07/01/2026	15,000	15,098
5.00%, 07/01/2028	45,000	47,709
5.00%, 07/01/2033	45,000	52,303
School Board of Miami-Dade County
4.00%, 08/01/2029	50,000	49,938
5.00%, 02/01/2031	20,000	19,991
3.25%, 02/01/2033	565,000	565,157
School District of Broward County
5.00%, 07/01/2028	30,000	31,701
5.00%, 07/01/2033	90,000	98,745
5.00%, 07/01/2035	130,000	146,456
Seminole County School District Sales Tax Revenue, 5.00%, 10/01/2033	180,000	210,978
State of Florida
5.00%, 06/01/2026	70,000	70,317
5.00%, 06/01/2028	60,000	63,725
5.00%, 06/01/2028	1,130,000	1,137,669
5.00%, 06/01/2029	20,000	21,798
5.00%, 06/01/2030	105,000	117,069
5.00%, 07/01/2030	105,000	117,375
5.00%, 06/01/2031	30,000	34,109
5.00%, 06/01/2031	30,000	34,109
5.00%, 06/01/2033	910,000	1,071,025
5.00%, 06/01/2033	65,000	76,311
State of Florida Department of Transportation Turnpike System Revenue
5.00%, 07/01/2028	20,000	21,275
5.00%, 07/01/2034	25,000	29,838

The accompanying notes are an integral part of these financial statements.

70

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Florida — continued
State of Florida Lottery Revenue, 5.00%, 07/01/2028	$100,000	$106,115
Tampa Bay Water, 6.00%, 10/01/2029	315,000	353,295
Volusia County Educational Facility Authority, 5.00%, 10/15/2030	1,500,000	1,670,511
		12,508,105
Georgia — 1.0%
Bartow County Development Authority, 3.95%, 12/01/2032(a)	90,000	91,702
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/2033	20,000	20,908
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(a)	60,000	59,971
5.00%, 07/01/2054(a)	45,000	47,904
Development Authority of Burke County
3.80%, 10/01/2032(a)	165,000	165,038
3.80%, 10/01/2032(a)	20,000	20,005
Development Authority of Monroe County, 3.88%, 10/01/2048(a)	30,000	29,929
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,788
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	183,469
Griffin-Spalding County School System
5.00%, 09/01/2027	15,000	15,592
5.00%, 09/01/2028	160,000	170,822
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	65,624
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	56,957
4.00%, 03/01/2050(a)	60,000	60,207
4.00%, 07/01/2052(a)	20,000	20,351
Municipal Electric Authority of Georgia, 5.00%, 01/01/2034	30,000	33,764
State of Georgia
5.00%, 07/01/2028	40,000	42,577
5.00%, 07/01/2028	415,000	424,179
5.00%, 07/01/2029	40,000	43,700
3.00%, 02/01/2030	80,000	79,832
5.00%, 07/01/2030	60,000	63,900
5.00%, 02/01/2031	40,000	40,971
5.00%, 07/01/2031	50,000	57,132
5.00%, 07/01/2031	225,000	239,371
2.50%, 02/01/2033	115,000	113,650
		2,170,343
Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,008,888

The accompanying notes are an integral part of these financial statements.

71

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Hawaii — continued
City & County of Honolulu HI
5.00%, 03/01/2028	$145,000	$152,924
5.00%, 03/01/2028	20,000	21,093
5.00%, 09/01/2028	30,000	32,059
5.00%, 11/01/2028	55,000	59,029
5.00%, 03/01/2029	55,000	59,488
5.00%, 09/01/2029	20,000	21,343
5.00%, 03/01/2031	20,000	22,626
5.00%, 03/01/2031	95,000	105,152
State of Hawaii
5.00%, 01/01/2031	170,000	178,243
4.00%, 05/01/2031	20,000	20,349
4.00%, 10/01/2031	55,000	55,411
3.00%, 04/01/2032	105,000	104,748
3.25%, 01/01/2035	85,000	85,017
3.00%, 04/01/2035	90,000	89,778
		2,016,148
Idaho — 0.0%(b)
Idaho State Building Authority, 5.00%, 06/01/2026	80,000	80,371
Illinois — 9.0%
Board of Trustees of the University of Illinois, 5.50%, 04/01/2034	120,000	134,219
Chicago Board of Education
5.50%, 12/01/2026	5,000	5,058
0.00%, 12/01/2028(c)	130,000	118,510
0.00%, 12/01/2028(c)	95,000	86,603
0.00%, 12/01/2029(c)	95,000	83,632
0.00%, 12/01/2029(c)	75,000	66,025
0.00%, 12/01/2030(c)	220,000	186,541
0.00%, 12/01/2030(c)	70,000	59,354
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,325
5.00%, 01/01/2028	20,000	20,943
5.00%, 01/01/2033	100,000	115,857
5.00%, 01/01/2034	15,000	17,234
Chicago O’Hare International Airport, 5.00%, 01/01/2034	50,000	54,434
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2027	20,000	20,471
5.00%, 06/01/2029	70,000	75,378
Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/01/2029	940,000	1,030,148

The accompanying notes are an integral part of these financial statements.

72

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Illinois — continued
City of Chicago IL
5.00%, 01/01/2029	$270,000	$280,654
5.00%, 01/01/2032	140,000	148,555
5.00%, 01/01/2033	210,000	226,835
5.00%, 01/01/2033	125,000	131,798
4.00%, 01/01/2035	110,000	110,111
4.00%, 01/01/2035	145,000	145,242
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	196,646
5.00%, 01/01/2031	560,000	625,313
5.00%, 01/01/2032	175,000	198,363
5.00%, 01/01/2033	140,000	159,891
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,302
5.00%, 11/01/2031	510,000	577,913
5.00%, 11/01/2032	300,000	342,217
City of Springfield IL Electric Revenue, 5.00%, 03/01/2035	20,000	23,176
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,796
Illinois Finance Authority
5.00%, 01/01/2027	30,000	30,648
5.00%, 07/01/2027	110,000	112,383
5.00%, 02/15/2029	30,000	30,693
5.00%, 04/01/2030	1,000,000	1,104,578
5.00%, 07/01/2031	110,000	112,246
5.00%, 04/01/2032	30,000	34,231
5.00%, 04/01/2032	20,000	22,821
5.00%, 04/01/2033	1,180,000	1,364,428
3.75%, 02/15/2034	65,000	65,801
4.00%, 01/01/2040	25,000	25,315
5.00%, 08/15/2064(a)	45,000	51,029
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	21,359
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	86,828
5.00%, 01/01/2029	30,000	32,251
5.00%, 01/01/2030	265,000	291,546
5.00%, 01/01/2031	330,000	354,080
4.00%, 12/01/2031	40,000	39,943
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	133,670

The accompanying notes are an integral part of these financial statements.

73

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Illinois — continued
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2030(c)	$70,000	$61,719
0.00%, 12/15/2030(c)	70,000	60,768
0.00%, 06/15/2031(c)	140,000	119,635
0.00%, 12/15/2031(c)	20,000	16,820
0.00%, 06/15/2032(c)	80,000	66,153
0.00%, 12/15/2032(c)	85,000	69,058
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2030	110,000	112,009
5.25%, 12/01/2033	100,000	119,605
Regional Transportation Authority
5.00%, 07/01/2026	20,000	20,119
5.75%, 06/01/2029	90,000	97,542
Sales Tax Securitization Corp.
5.00%, 01/01/2027	80,000	81,594
5.00%, 01/01/2027	35,000	35,727
5.00%, 01/01/2028	60,000	62,797
5.00%, 01/01/2028	40,000	41,865
5.00%, 01/01/2028	25,000	26,165
5.00%, 01/01/2029	15,000	16,068
5.00%, 01/01/2030	175,000	191,521
5.00%, 01/01/2030	170,000	186,049
5.00%, 01/01/2032	285,000	322,328
5.00%, 01/01/2033	105,000	120,230
5.00%, 01/01/2033	65,000	74,428
5.00%, 01/01/2033	45,000	51,527
5.00%, 01/01/2034	70,000	81,008
5.00%, 01/01/2034	65,000	74,014
5.00%, 01/01/2034	25,000	28,467
5.00%, 01/01/2035	70,000	79,217
State of Illinois
5.50%, 05/01/2026	490,000	491,297
5.00%, 10/01/2026	1,000,000	1,015,185
5.00%, 10/01/2026	45,000	45,569
5.00%, 03/01/2027	20,000	20,468
5.00%, 05/01/2027	780,000	801,585
5.00%, 10/01/2027	185,000	192,118
5.00%, 11/01/2027	75,000	78,056
5.00%, 12/01/2027	20,000	20,851
5.00%, 02/01/2028	20,000	20,936
4.00%, 03/01/2028	20,000	20,535

The accompanying notes are an integral part of these financial statements.

74

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 03/01/2028	$20,000	$20,977
5.00%, 07/01/2028	105,000	110,958
5.00%, 10/01/2028	70,000	74,411
5.00%, 11/01/2028	385,000	400,260
5.00%, 02/01/2029	15,000	15,310
5.00%, 03/01/2029	20,000	21,458
5.00%, 03/01/2029	20,000	21,458
5.00%, 10/01/2029	15,000	16,289
5.25%, 10/01/2029	75,000	82,136
5.00%, 12/01/2029	40,000	43,581
4.00%, 02/01/2030	40,000	40,394
5.00%, 03/01/2030	35,000	38,322
5.00%, 03/01/2030	20,000	21,898
5.00%, 03/01/2030	20,000	21,898
5.00%, 05/01/2030	95,000	104,311
5.00%, 05/01/2030	20,000	21,960
5.50%, 05/01/2030	130,000	139,846
5.00%, 07/01/2030	55,000	60,559
5.00%, 10/01/2030	20,000	22,111
5.00%, 02/01/2031	20,000	22,223
5.00%, 03/01/2031	40,000	44,505
5.00%, 03/01/2031	115,000	128,067
5.00%, 03/01/2031	260,000	289,284
5.00%, 05/01/2031	45,000	50,196
5.00%, 12/01/2031	20,000	22,490
5.00%, 12/01/2031	20,000	22,501
5.00%, 03/01/2032	45,000	50,803
5.00%, 03/01/2032	295,000	333,040
5.00%, 05/01/2032	80,000	90,497
5.00%, 05/01/2032	90,000	101,809
5.00%, 07/01/2032	15,000	17,001
5.00%, 12/01/2032	40,000	45,547
5.00%, 12/01/2032	45,000	46,604
5.00%, 03/01/2033	120,000	132,444
5.00%, 03/01/2033	80,000	89,816
5.00%, 03/01/2033	20,000	22,466
5.00%, 05/01/2033	175,000	196,652
5.00%, 07/01/2033	120,000	135,256
5.00%, 10/01/2033	125,000	141,291
5.00%, 12/01/2033	20,000	23,006
5.00%, 03/01/2034	175,000	192,262

The accompanying notes are an integral part of these financial statements.

75

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 03/01/2034	$105,000	$117,310
5.00%, 05/01/2034	90,000	103,891
5.00%, 05/01/2034	70,000	78,342
5.00%, 07/01/2034	65,000	72,870
5.00%, 12/01/2034	30,000	34,275
5.00%, 03/01/2035	45,000	49,993
5.00%, 05/01/2035	35,000	40,150
State of Illinois Sales Tax Revenue
5.00%, 06/15/2032	1,250,000	1,422,193
5.00%, 06/15/2032	35,000	39,722
Winnebago & Boone Counties School District No 205 Rockford, 4.00%, 02/01/2035	545,000	545,430
		20,114,500
Indiana — 0.5%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	136,273
Indiana Finance Authority
5.00%, 10/01/2026	40,000	40,550
5.00%, 02/01/2027	165,000	168,951
5.00%, 06/01/2027	355,000	361,301
5.00%, 06/01/2028	125,000	126,965
5.00%, 06/01/2029	70,000	76,040
5.00%, 10/01/2029	20,000	21,855
5.00%, 02/01/2030	90,000	94,522
2.10%, 11/01/2049(a)	20,000	19,700
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	30,126
		1,076,283
Iowa — 0.6%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	45,430
5.00%, 08/01/2027	280,000	290,840
5.00%, 08/01/2029	15,000	15,567
5.00%, 08/01/2031	30,000	34,304
5.00%, 08/01/2032	400,000	454,271
5.00%, 08/01/2034	25,000	29,342
5.00%, 12/01/2050(a)	470,000	547,387
		1,417,141

The accompanying notes are an integral part of these financial statements.

76

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Kansas — 0.1%
State of Kansas Department of Transportation
5.00%, 09/01/2031	$35,000	$39,952
5.00%, 09/01/2032	60,000	69,735
5.00%, 09/01/2034	20,000	23,916
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,209
		163,812
Kentucky — 2.0%
Kentucky Bond Development Corp., 5.00%, 08/15/2055(a)	340,000	391,146
Kentucky Public Energy Authority
4.00%, 08/01/2052(a)	15,000	15,508
5.25%, 04/01/2054(a)	270,000	296,423
5.00%, 05/01/2055(a)	120,000	128,306
5.25%, 06/01/2055(a)	260,000	280,394
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,010,000	1,029,070
5.00%, 11/01/2027	20,000	20,891
5.00%, 11/01/2027	40,000	40,634
5.00%, 11/01/2030	20,000	22,377
5.00%, 10/01/2032	205,000	237,075
5.00%, 04/01/2034	1,250,000	1,478,134
5.00%, 10/01/2034	65,000	77,079
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	47,741
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	100,000	89,696
1.75%, 02/01/2035(a)	130,000	129,382
5.00%, 10/01/2047(a)	110,000	118,046
		4,401,902
Louisiana — 2.1%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	216,944
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.50%, 11/01/2032	135,000	134,672
Louisiana Public Facilities Authority, 5.00%, 05/15/2030	600,000	657,057
Parish of St John the Baptist LA, 2.38%, 06/01/2037(a)	320,000	318,936
State of Louisiana
5.00%, 05/01/2028	870,000	921,593
5.00%, 09/01/2028	20,000	21,322
5.00%, 02/01/2029	35,000	37,776
5.00%, 09/01/2029	40,000	43,670
5.00%, 09/01/2030	75,000	83,667
5.00%, 09/01/2033	35,000	40,926
5.00%, 02/01/2034	25,000	29,509

The accompanying notes are an integral part of these financial statements.

77

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline & Fuels Tax Revenue
5.00%, 05/01/2029	$30,000	$32,504
5.00%, 05/01/2031	750,000	849,530
5.00%, 05/01/2034	1,000,000	1,186,830
		4,574,936
Maine — 0.6%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	20,672
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,275,000	1,370,110
		1,390,782
Maryland — 3.0%
County of Prince George’s MD
5.00%, 09/15/2029	105,000	115,186
5.00%, 07/01/2031	80,000	91,238
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2033	750,000	869,547
Maryland Stadium Authority
5.00%, 06/01/2027	265,000	273,583
5.00%, 06/01/2029	775,000	841,694
5.00%, 03/01/2031	150,000	169,242
5.00%, 03/01/2033	155,000	180,646
State of Maryland
5.00%, 08/01/2027	65,000	67,544
5.00%, 03/15/2028	45,000	47,517
5.00%, 08/01/2029	210,000	229,684
5.00%, 03/15/2030	20,000	22,204
5.00%, 03/15/2031	135,000	153,122
5.00%, 08/01/2031	245,000	280,016
5.00%, 06/01/2032	1,140,000	1,326,584
2.00%, 08/01/2032	60,000	56,488
2.13%, 08/01/2033	45,000	42,096
5.00%, 06/01/2034	225,000	258,558
2.25%, 08/01/2034	70,000	65,168
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	20,864
4.00%, 10/01/2030	735,000	777,598
3.00%, 09/01/2031	20,000	20,076
2.13%, 10/01/2031	275,000	264,429
2.50%, 10/01/2033	415,000	402,774
3.00%, 10/01/2033	65,000	65,463
3.50%, 10/01/2033	70,000	70,061
		6,711,382

The accompanying notes are an integral part of these financial statements.

78

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Massachusetts — 1.5%
Commonwealth of Massachusetts
5.00%, 11/01/2031	$40,000	$46,103
5.00%, 01/01/2033	100,000	104,896
5.50%, 01/01/2034	475,000	561,227
2.00%, 03/01/2034	215,000	199,084
3.00%, 11/01/2034	115,000	115,016
3.00%, 03/01/2035	1,000,000	1,007,627
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	26,092
5.00%, 02/15/2033	95,000	111,575
5.00%, 07/01/2034	240,000	277,443
5.00%, 07/01/2035	20,000	23,932
5.00%, 07/01/2050(a)	70,000	76,168
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	264,442
3.05%, 12/01/2027	590,000	593,055
		3,406,660
Michigan — 2.4%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	600,000	687,743
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2031	1,750,000	1,990,428
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,762
Michigan Finance Authority
5.00%, 04/15/2033	30,000	34,062
3.00%, 11/15/2033	750,000	749,111
Michigan State Building Authority
5.00%, 10/15/2030	215,000	218,106
5.00%, 04/15/2033	500,000	586,286
Michigan State Housing Development Authority
3.10%, 12/01/2031	375,000	374,257
4.50%, 12/01/2042(a)	25,000	24,974
Michigan State University, 5.00%, 08/15/2029	40,000	43,749
State of Michigan
5.00%, 03/15/2026	190,000	189,715
5.00%, 05/01/2027	15,000	15,469
State of Michigan Trunk Line Revenue
5.00%, 11/15/2030	20,000	22,508
5.00%, 11/15/2031	140,000	160,755
5.00%, 11/15/2032	10,000	11,666
5.00%, 11/15/2032	90,000	102,671
Utica Community Schools, 5.00%, 05/01/2026	55,000	55,110
		5,288,372

The accompanying notes are an integral part of these financial statements.

79

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Minnesota — 1.5%
City of Rochester MN
5.00%, 11/15/2034	$90,000	$106,929
5.00%, 11/15/2055(a)	135,000	152,235
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,462
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2033	20,000	23,492
Osseo Independent School District No 279, 5.00%, 02/01/2034	95,000	108,118
South Washington County Independent School District No 833, 5.00%, 02/01/2028	150,000	157,901
State of Minnesota
5.00%, 08/01/2026	65,000	65,623
5.00%, 08/01/2028	925,000	987,223
5.00%, 08/01/2028	70,000	74,522
5.00%, 08/01/2028	50,000	53,230
5.00%, 09/01/2028	95,000	101,354
5.00%, 08/01/2029	420,000	458,353
5.00%, 09/01/2029	95,000	103,883
5.00%, 09/01/2029	20,000	21,870
5.00%, 09/01/2030	20,000	22,366
5.00%, 08/01/2031	20,000	22,782
5.00%, 11/01/2031	105,000	120,417
5.00%, 08/01/2033	470,000	553,130
5.00%, 08/01/2033	100,000	117,687
		3,271,577
Mississippi — 0.2%
State of Mississippi
5.00%, 10/01/2028	10,000	10,424
5.00%, 11/01/2032	100,000	101,693
5.00%, 11/01/2034	50,000	50,847
5.00%, 11/01/2035	20,000	20,339
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	157,462
		340,765
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	231,821
5.00%, 06/01/2031	20,000	22,350
4.00%, 05/01/2051(a)	70,000	70,010
5.00%, 04/01/2059(a)	515,000	602,356
Missouri Highway & Transportation Commission, 5.00%, 05/01/2029	1,000,000	1,089,720
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	19,202
		2,035,459

The accompanying notes are an integral part of these financial statements.

80

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Montana — 0.0%(b)
City of Forsyth MT, 3.90%, 03/01/2031(a)	$105,000	$104,784
Nebraska — 0.0%(b)
Omaha Public Power District, 5.00%, 02/01/2027	20,000	20,477
Nevada — 0.8%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	108,370
County of Clark NV
5.00%, 07/01/2030	80,000	89,077
2.10%, 06/01/2031	125,000	116,319
Las Vegas Valley Water District
5.00%, 06/01/2027	105,000	108,532
5.00%, 06/01/2028	15,000	15,931
5.00%, 06/01/2029	20,000	21,772
5.00%, 06/01/2032	35,000	40,516
5.00%, 06/01/2033	20,000	23,509
5.00%, 06/01/2034	25,000	29,768
State of Nevada, 5.00%, 05/01/2032	25,000	28,854
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	780,158
5.00%, 12/01/2030	50,000	51,688
4.00%, 12/01/2033	80,000	81,156
Truckee Meadows Water Authority, 5.00%, 07/01/2033	145,000	170,333
		1,665,983
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, 5.00%, 06/01/2035	170,000	203,998
New Hampshire Municipal Bond Bank, 5.00%, 02/15/2034	85,000	100,919
		304,917
New Jersey — 4.2%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	25,701
5.50%, 06/15/2029	55,000	56,350
5.00%, 11/01/2029	90,000	98,503
5.50%, 06/15/2030	65,000	66,595
5.50%, 06/15/2031	140,000	143,436
3.13%, 07/01/2031	410,000	410,553
4.00%, 07/01/2034	90,000	90,408
5.00%, 06/15/2036	175,000	178,618
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/2035	335,000	334,861

The accompanying notes are an integral part of these financial statements.

81

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(c)	$65,000	$63,662
0.00%, 12/15/2026(c)	130,000	127,325
0.00%, 12/15/2027(c)	40,000	38,223
5.00%, 06/15/2028	50,000	53,008
5.00%, 06/15/2028	110,000	116,618
0.00%, 12/15/2028(c)	180,000	167,707
0.00%, 12/15/2028(c)	20,000	18,634
5.00%, 12/15/2028	20,000	21,467
0.00%, 12/15/2029(c)	290,000	263,276
5.00%, 06/15/2030	650,000	723,597
0.00%, 12/15/2030(c)	25,000	22,054
4.10%, 06/15/2031	60,000	60,097
0.00%, 12/15/2031(c)	20,000	17,130
5.00%, 12/15/2031	100,000	109,617
5.00%, 06/15/2032	1,000,000	1,154,239
5.00%, 06/15/2032	260,000	299,239
5.00%, 06/15/2032	90,000	101,519
5.00%, 06/15/2032	85,000	96,859
5.25%, 06/15/2032	95,000	110,714
0.00%, 12/15/2032(c)	135,000	111,828
0.00%, 12/15/2032(c)	785,000	656,268
5.00%, 12/15/2032	20,000	21,852
0.00%, 12/15/2033(c)	105,000	83,964
0.00%, 12/15/2033(c)	60,000	47,979
5.00%, 12/15/2033	255,000	271,741
5.00%, 06/15/2034	20,000	22,356
5.00%, 06/15/2034	20,000	22,776
0.00%, 12/15/2034(c)	80,000	62,093
5.00%, 06/15/2035	1,720,000	2,034,262
New Jersey Turnpike Authority
5.00%, 01/01/2027	145,000	148,095
5.00%, 01/01/2031	80,000	81,608
5.00%, 01/01/2031	475,000	497,317
5.00%, 01/01/2033	90,000	93,964
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	30,000	30,096
5.00%, 06/01/2030	220,000	231,028
		9,387,237

The accompanying notes are an integral part of these financial statements.

82

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
New Mexico — 0.4%
City of Farmington NM, 3.90%, 06/01/2040(a)	$20,000	$20,386
New Mexico Finance Authority, 5.00%, 06/15/2028	30,000	31,882
State of New Mexico
5.00%, 03/01/2027	15,000	15,390
5.00%, 03/01/2028	15,000	15,832
5.50%, 03/01/2028	100,000	106,517
5.00%, 03/01/2029	175,000	189,280
5.00%, 03/01/2029	65,000	70,304
5.00%, 03/01/2030	20,000	22,120
5.00%, 03/01/2031	20,000	22,586
5.00%, 03/01/2032	20,000	23,021
5.00%, 03/01/2033	175,000	192,704
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2028	30,000	31,841
5.00%, 07/01/2028	20,000	21,228
5.00%, 07/01/2029	45,000	48,950
5.00%, 07/01/2030	50,000	55,630
		867,671
New York — 8.0%
City of New York NY
5.00%, 08/01/2027	25,000	25,964
5.00%, 08/01/2029	265,000	267,427
5.00%, 10/01/2031	40,000	45,552
4.00%, 08/01/2032	120,000	120,166
5.00%, 08/01/2032	1,250,000	1,445,626
5.00%, 12/01/2032	90,000	91,577
3.00%, 08/01/2034	270,000	269,329
5.00%, 08/01/2034	20,000	23,229
3.00%, 10/01/2034	120,000	119,850
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,253
Empire State Development Corp.
5.00%, 03/15/2029	155,000	168,574
5.00%, 03/15/2030	40,000	44,473
5.00%, 03/15/2030	20,000	22,237
5.00%, 03/15/2033	90,000	99,405
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,523
5.00%, 02/15/2031	20,000	22,757
5.00%, 02/15/2032	95,000	97,286
5.00%, 02/15/2033	60,000	61,397

The accompanying notes are an integral part of these financial statements.

83

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
New York — continued
Long Island Power Authority
5.00%, 09/01/2030	$20,000	$22,466
5.00%, 09/01/2033	35,000	41,531
3.00%, 09/01/2049	35,000	35,094
1.50%, 09/01/2051(a)	25,000	24,778
Metropolitan Transportation Authority
5.00%, 11/15/2028	15,000	16,086
5.00%, 11/15/2028	20,000	20,294
5.00%, 11/15/2029	2,000,000	2,200,873
0.00%, 11/15/2032(c)	40,000	32,984
3.00%, 11/15/2032	100,000	98,492
4.00%, 11/15/2032	85,000	85,523
Metropolitan Transportation Authority Dedicated Tax Fund
3.00%, 11/15/2028	120,000	119,723
0.00%, 11/15/2032(c)	70,000	58,490
3.13%, 11/15/2033	55,000	54,943
Nassau County Local Economic Assistance Corp., 5.00%, 01/01/2032	150,000	173,460
New York City Housing Development Corp.
3.40%, 11/01/2062(a)	50,000	49,894
3.70%, 05/01/2063(a)	15,000	14,970
3.73%, 05/01/2063(a)	20,000	20,004
3.63%, 11/01/2063(a)	20,000	20,195
3.80%, 11/01/2063(a)	35,000	35,397
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	38,253
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	238,450
5.00%, 07/15/2029	20,000	21,919
5.00%, 07/15/2030	30,000	33,684
5.00%, 07/15/2031	25,000	28,671
5.00%, 07/15/2033	1,000,000	1,189,482
5.00%, 07/15/2033	295,000	313,131
5.00%, 07/15/2033	20,000	23,217
4.00%, 07/15/2035	20,000	21,005
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	266,788
5.00%, 05/01/2028	20,000	21,151
5.00%, 11/01/2028	155,000	166,021
5.00%, 11/01/2029	60,000	61,718
3.00%, 08/01/2030	15,000	14,968
5.00%, 11/01/2030	35,000	39,225
5.00%, 11/01/2030	20,000	22,415

The accompanying notes are an integral part of these financial statements.

84

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
New York — continued
5.00%, 05/01/2032	$20,000	$23,021
3.00%, 02/01/2033	300,000	299,254
5.00%, 11/01/2034	10,000	11,741
3.00%, 02/01/2035	495,000	476,544
New York Liberty Development Corp.
2.10%, 11/15/2032	30,000	27,552
2.20%, 11/15/2033	455,000	415,704
New York State Dormitory Authority
5.00%, 03/15/2026	160,000	159,769
5.00%, 03/15/2026	95,000	94,856
5.00%, 03/15/2027	105,000	107,941
5.00%, 02/15/2028	130,000	133,346
5.00%, 02/15/2031	40,000	44,151
5.00%, 02/15/2032	310,000	321,536
5.00%, 03/15/2032	165,000	184,107
5.00%, 03/15/2033	1,750,000	2,058,201
2.00%, 07/01/2033	365,000	334,665
4.00%, 03/15/2034	20,000	20,963
5.00%, 07/01/2034	20,000	23,259
5.00%, 10/01/2034	40,000	45,182
5.00%, 05/01/2035	35,000	40,575
5.00%, 07/01/2035	65,000	64,945
New York State Housing Finance Agency
2.50%, 11/01/2060(a)	60,000	59,814
2.50%, 11/01/2060(a)	25,000	24,914
3.10%, 05/01/2062(a)	110,000	109,748
3.10%, 05/01/2062(a)	25,000	24,943
3.60%, 11/01/2062(a)	330,000	329,324
3.60%, 11/01/2062(a)	125,000	124,744
3.65%, 11/01/2062(a)	65,000	64,871
3.75%, 11/01/2062(a)	20,000	20,074
3.80%, 11/01/2062(a)	125,000	124,756
3.45%, 11/01/2063(a)	40,000	39,972
3.45%, 11/01/2063(a)	50,000	50,153
3.60%, 11/01/2063(a)	20,000	20,098
3.88%, 11/01/2063(a)	45,000	44,916
New York State Thruway Authority
5.00%, 01/01/2032	70,000	81,073
5.00%, 01/01/2033	25,000	29,429
5.00%, 01/01/2034	1,000,000	1,189,079
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	38,455

The accompanying notes are an integral part of these financial statements.

85

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
New York — continued
Port Authority of New York & New Jersey, 4.00%, 12/01/2027	$15,000	$15,484
Suffolk County Water Authority
3.00%, 06/01/2028	130,000	129,742
3.00%, 06/01/2032	305,000	304,381
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2030(c)	135,000	118,651
5.00%, 11/15/2031	20,000	23,011
0.00%, 11/15/2032(c)	25,000	20,711
5.00%, 11/15/2034	20,000	23,469
5.00%, 05/15/2050(a)	175,000	175,480
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	50,000	56,781
4.00%, 12/01/2033	30,000	31,592
4.00%, 12/01/2034	20,000	20,941
Utility Debt Securitization Authority
5.00%, 06/15/2031	20,000	21,817
5.00%, 12/15/2034	800,000	936,944
		17,733,599
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048(a)	20,000	19,033
3.25%, 01/15/2050(a)	25,000	25,185
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	31,081
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	93,675
County of Guilford NC, 5.00%, 03/01/2035	640,000	774,785
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	22,448
County of Wake NC, 5.00%, 05/01/2030	95,000	105,887
Nash Health Care Systems, 5.00%, 02/01/2032	20,000	22,398
State of North Carolina
5.00%, 03/01/2026	50,000	49,875
5.00%, 05/01/2027	230,000	237,161
5.00%, 05/01/2029	110,000	119,570
3.00%, 05/01/2031	20,000	20,008
5.00%, 05/01/2031	125,000	142,148
5.00%, 03/01/2032	105,000	121,180
3.00%, 05/01/2033	25,000	25,097
3.00%, 05/01/2034	115,000	115,383
		1,924,914

The accompanying notes are an integral part of these financial statements.

86

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Ohio — 2.4%
American Municipal Power, Inc., 4.00%, 02/15/2034	$20,000	$20,862
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	252,017
5.00%, 06/01/2030	20,000	21,774
5.00%, 06/01/2032	25,000	27,117
5.00%, 06/01/2033	115,000	124,364
5.00%, 06/01/2034	150,000	161,074
City of Columbus OH
5.00%, 04/01/2027	30,000	30,866
5.00%, 08/15/2027	40,000	41,582
5.00%, 08/15/2028	75,000	80,073
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	20,063
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	61,028
County of Hamilton OH Sales Tax Revenue
5.00%, 12/01/2030	165,000	168,138
4.00%, 12/01/2031	85,000	85,784
4.00%, 12/01/2032	155,000	156,341
Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	23,372
Ohio State University, 5.00%, 12/01/2029	45,000	49,498
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	112,116
5.00%, 06/01/2027	80,000	82,701
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	46,520
5.00%, 12/01/2027	55,000	57,636
5.00%, 12/01/2027	140,000	144,626
5.00%, 12/01/2029	20,000	22,052
5.00%, 12/01/2030	70,000	72,302
5.00%, 12/01/2032	50,000	58,505
5.00%, 06/01/2033	105,000	116,242
5.00%, 12/01/2033	20,000	23,757
5.00%, 12/01/2033	10,000	11,878
3.00%, 12/01/2034	335,000	336,635
Rickenbacker Port Authority, 5.38%, 01/01/2032	80,000	89,712
State of Ohio
5.00%, 12/15/2026	100,000	101,998
5.00%, 01/01/2027	110,000	112,284
5.00%, 01/01/2027	40,000	40,837
5.00%, 02/01/2027	35,000	35,828
5.00%, 05/01/2027	95,000	98,013
4.00%, 09/01/2027	20,000	20,536

The accompanying notes are an integral part of these financial statements.

87

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Ohio — continued
5.00%, 09/15/2027	$60,000	$62,553
5.00%, 12/15/2027	20,000	20,966
5.00%, 05/01/2028	10,000	10,593
5.00%, 12/15/2028	40,000	43,009
5.00%, 09/01/2030	120,000	134,359
5.00%, 10/01/2031	1,240,000	1,419,844
5.00%, 09/01/2032	40,000	46,490
3.25%, 01/01/2035	535,000	535,975
5.00%, 05/01/2039	40,000	41,245
5.00%, 08/15/2054(a)	95,000	106,728
		5,329,893
Oklahoma — 0.7%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	184,786
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	136,931
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,426
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	31,045
5.00%, 07/01/2029	1,010,000	1,101,415
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	20,158
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	25,684
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	62,179
		1,592,624
Oregon — 0.2%
City of Portland OR Sewer System Revenue
5.00%, 12/01/2030	45,000	50,713
5.00%, 12/01/2032	20,000	23,388
Oregon State Business Development Commission, 3.80%, 12/01/2040(a)	55,000	55,995
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	20,681
State of Oregon
5.00%, 05/01/2027	60,000	61,889
5.00%, 05/01/2028	80,000	84,779
5.00%, 05/01/2029	35,000	38,067
5.00%, 05/01/2034	20,000	23,443
State of Oregon Department of Transportation
5.00%, 05/15/2028	15,000	15,896
5.00%, 05/15/2034	50,000	59,586
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,175
		449,612

The accompanying notes are an integral part of these financial statements.

88

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Pennsylvania — 7.4%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	$345,000	$365,553
5.00%, 07/15/2031	200,000	215,291
5.00%, 07/15/2033	10,000	10,695
5.00%, 07/15/2034	20,000	21,318
City of Philadelphia PA, 5.00%, 08/01/2033	1,000,000	1,170,178
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	20,750
Commonwealth Financing Authority, 5.00%, 06/01/2032	1,000,000	1,051,961
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	20,625
5.00%, 01/01/2028	470,000	479,838
5.00%, 09/01/2028	15,000	16,011
5.00%, 10/01/2030	20,000	22,321
5.00%, 08/15/2032	80,000	92,084
5.00%, 09/01/2032	1,350,000	1,558,847
3.00%, 09/15/2033	365,000	364,211
4.00%, 03/01/2034	575,000	592,552
5.00%, 08/15/2034	750,000	886,677
3.00%, 02/01/2035	505,000	504,758
3.00%, 05/15/2035	215,000	212,858
Delaware Valley Regional Finance Authority
5.50%, 08/01/2028	30,000	32,083
4.00%, 03/01/2035	70,000	75,433
Erie City Water Authority, 5.00%, 12/01/2043	25,000	25,442
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2032	650,000	742,106
5.00%, 06/01/2034	50,000	58,395
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	95,000	101,549
Northampton County General Purpose Authority, 5.00%, 08/15/2034	75,000	86,213
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2060(a)	30,000	33,258
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	135,000	134,662
2.80%, 10/01/2031	185,000	184,537
3.20%, 10/01/2031	50,000	49,881
3.20%, 10/01/2032	60,000	59,966
3.45%, 10/01/2032	40,000	39,965
Pennsylvania Turnpike Commission
4.00%, 06/01/2033	375,000	375,248
5.00%, 12/01/2034	1,250,000	1,481,335
5.00%, 12/01/2034	1,000,000	1,185,593
5.00%, 12/01/2035	265,000	274,793

The accompanying notes are an integral part of these financial statements.

89

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission Registration Fee Revenue, 5.00%, 07/15/2031	$1,235,000	$1,404,375
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	46,573
Pittsburgh Water & Sewer Authority, 4.00%, 09/01/2034	560,000	585,280
School District of Philadelphia
5.00%, 09/01/2026	60,000	60,670
5.00%, 06/01/2027	55,000	56,747
5.00%, 06/01/2034	240,000	277,609
State Public School Building Authority, 5.00%, 06/01/2031	55,000	55,914
Temple University-of The Commonwealth System of Higher Education, 5.00%, 04/01/2030	1,250,000	1,385,869
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	26,918
		16,446,942
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp.
5.00%, 09/01/2029	20,000	20,743
5.00%, 05/15/2031	750,000	831,414
5.00%, 05/15/2034	40,000	45,342
		897,499
South Carolina — 1.1%
County of Florence SC, 5.00%, 06/01/2028	20,000	21,192
Greenville County School District, 5.00%, 12/01/2027	15,000	15,711
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054(a)	650,000	711,824
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2031	750,000	846,487
5.00%, 04/01/2034	30,000	35,022
South Carolina Public Service Authority, 5.00%, 12/01/2028	750,000	804,739
South Carolina Transportation Infrastructure Bank, 4.00%, 10/01/2033	40,000	42,859
		2,477,834
Tennessee — 1.1%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	75,000	83,182
5.00%, 07/01/2033	130,000	147,561
5.00%, 07/01/2033	20,000	22,673
5.00%, 07/01/2034	20,000	22,569
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2028	25,000	26,493
5.00%, 07/01/2033	365,000	422,649
5.00%, 10/01/2034	85,000	101,446

The accompanying notes are an integral part of these financial statements.

90

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	$95,000	$99,831
5.00%, 07/01/2029	25,000	26,580
5.00%, 07/01/2032	90,000	95,306
3.00%, 01/01/2034	40,000	40,037
3.00%, 01/01/2035	65,000	64,787
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	37,067
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2033	750,000	881,031
State of Tennessee
5.00%, 05/01/2028	70,000	74,182
5.00%, 05/01/2029	90,000	97,887
5.00%, 05/01/2030	20,000	22,284
5.00%, 05/01/2032	20,000	23,208
Tennessee Energy Acquisition Corp., 5.00%, 05/01/2052(a)	180,000	195,781
		2,484,554
Texas — 9.5%
Board of Regents of the University of Texas System
5.00%, 08/15/2026	10,000	10,107
5.00%, 08/15/2027	50,000	51,985
5.00%, 08/15/2027	25,000	25,992
5.00%, 08/15/2028	1,000,000	1,068,831
5.00%, 08/15/2028	65,000	69,300
5.00%, 08/15/2030	25,000	27,942
5.00%, 08/15/2033	20,000	23,536
Central Texas Turnpike System
5.00%, 08/15/2033	1,935,000	2,242,709
5.00%, 08/15/2034	20,000	23,345
City of Austin TX, 5.00%, 09/01/2033	170,000	200,302
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	37,530
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	145,000	147,550
5.00%, 11/15/2026	15,000	15,241
5.00%, 11/15/2029	40,000	43,947
City of Dallas TX
5.00%, 02/15/2028	35,000	36,807
5.00%, 02/15/2032	10,000	11,467
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,229
City of Houston TX, 5.00%, 03/01/2028	15,000	15,383
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	300,000	318,615

The accompanying notes are an integral part of these financial statements.

91

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	$15,000	$15,261
5.00%, 11/15/2027	20,000	20,909
0.00%, 12/01/2028(c)	35,000	32,561
5.75%, 12/01/2032	215,000	260,397
5.00%, 11/15/2034	120,000	141,612
City of San Antonio TX, 5.00%, 08/01/2027	650,000	676,671
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	455,000	477,652
5.00%, 02/01/2029	30,000	30,254
3.00%, 02/01/2030	1,515,000	1,541,089
5.00%, 02/01/2030	10,000	11,051
2.00%, 02/01/2049(a)	20,000	19,683
3.65%, 02/01/2053(a)	225,000	225,349
Clear Creek Independent School District, 5.00%, 02/15/2031	55,000	61,945
Clifton Higher Education Finance Corp., 5.00%, 02/15/2035	215,000	246,548
Comal Independent School District
5.00%, 02/15/2028	20,000	21,064
5.00%, 02/15/2034	70,000	82,832
Conroe Independent School District
5.00%, 02/15/2027	90,000	92,249
5.00%, 02/15/2029	50,000	54,004
County of Bexar TX, 5.00%, 06/15/2030	60,000	60,321
County of Harris TX
5.00%, 09/15/2026	35,000	35,453
5.00%, 10/01/2027	20,000	20,857
5.00%, 08/15/2030	415,000	418,882
5.00%, 09/15/2032	75,000	86,716
5.00%, 08/15/2033	20,000	20,168
County of Williamson TX, 5.00%, 02/15/2028	20,000	21,064
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	85,000	87,140
5.00%, 02/15/2028	20,000	21,072
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,362
5.00%, 12/01/2027	110,000	114,962
5.00%, 12/01/2028	75,000	80,573
5.25%, 12/01/2030	30,000	34,044
Dallas College
5.00%, 02/15/2030	35,000	38,601
5.00%, 02/15/2031	265,000	298,167

The accompanying notes are an integral part of these financial statements.

92

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
Dallas Fort Worth International Airport
5.00%, 11/01/2028	$30,000	$32,093
5.00%, 11/01/2028	20,000	21,395
5.00%, 11/01/2031	130,000	148,196
4.00%, 11/01/2034	20,000	20,949
Dallas Independent School District
5.00%, 02/15/2027	90,000	92,275
5.00%, 02/15/2028	20,000	21,076
3.00%, 02/15/2035	445,000	443,891
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,987
Fort Bend Independent School District, 0.72%, 08/01/2051(a)	240,000	236,839
Garland Independent School District, 5.00%, 02/15/2034	110,000	127,193
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2029	30,000	32,016
5.00%, 12/01/2031	1,200,000	1,368,610
5.00%, 07/01/2033	90,000	103,825
5.00%, 10/01/2051(a)	55,000	61,503
Harris County Industrial Development Corp., 4.05%, 11/01/2050(a)	55,000	57,116
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,000,000	1,044,313
Hurst-Euless-Bedford Independent School District, 5.00%, 08/15/2033	20,000	23,372
Irving Independent School District, 5.00%, 02/15/2033	20,000	23,097
Katy Independent School District, 5.00%, 02/15/2029	20,000	21,548
Leander Independent School District, 5.00%, 02/15/2028	50,000	52,591
Lewisville Independent School District
5.00%, 08/15/2028	20,000	21,393
5.00%, 08/15/2032	40,000	46,275
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	72,223
5.00%, 05/15/2028	255,000	270,060
5.00%, 05/15/2029	225,000	244,062
5.00%, 05/15/2030	10,000	11,091
5.00%, 05/15/2031	1,000,000	1,130,087
5.00%, 05/15/2034	55,000	64,674
Matagorda County Navigation District No 1
2.60%, 11/01/2029	450,000	442,953
4.40%, 05/01/2030	140,000	147,529
Midland Independent School District
5.00%, 02/15/2027	25,000	25,629
5.00%, 02/15/2028	20,000	21,076
5.00%, 02/15/2030	50,000	55,203
5.00%, 02/15/2033	20,000	23,238

The accompanying notes are an integral part of these financial statements.

93

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
North East Independent School District, 3.75%, 08/01/2049(a)	$20,000	$20,267
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,346
North Texas Tollway Authority
0.00%, 01/01/2032(c)	20,000	17,098
5.00%, 01/01/2033	170,000	173,188
0.00%, 01/01/2034(c)	20,000	15,982
Northside Independent School District, 2.00%, 06/01/2052(a)	30,000	29,756
Permanent University Fund - Texas A&M University System, 5.00%, 07/01/2033	25,000	29,368
Permanent University Fund - University of Texas System
5.00%, 07/01/2033	25,000	29,368
5.00%, 07/01/2034	15,000	17,170
Pflugerville Independent School District, 5.00%, 02/15/2033	120,000	136,947
Plano Independent School District
5.00%, 02/15/2027	55,000	56,385
5.00%, 02/15/2030	110,000	121,318
Round Rock Independent School District, 4.00%, 08/01/2032	80,000	83,855
San Antonio Water System
5.00%, 05/15/2027	55,000	56,780
5.00%, 05/15/2035	25,000	29,921
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2032	365,000	410,021
5.00%, 07/01/2053(a)	490,000	541,251
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	127,097
Texas A&M University
5.00%, 05/15/2027	70,000	72,266
5.00%, 05/15/2028	20,000	20,626
5.00%, 05/15/2032	535,000	620,417
5.00%, 05/15/2034	45,000	53,480
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054(a)	245,000	276,499
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 12/31/2032	20,000	21,524
Texas State University System, 5.00%, 03/15/2029	80,000	82,080
Texas Tech University System, 5.00%, 02/15/2033	20,000	23,196
Texas Transportation Commission
5.00%, 04/01/2026	20,000	19,995
5.00%, 04/01/2031	20,000	22,639

The accompanying notes are an integral part of these financial statements.

94

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Texas — continued
Texas Water Development Board
5.00%, 08/01/2026	$30,000	$30,284
5.00%, 10/15/2026	25,000	25,386
5.00%, 08/01/2027	10,000	10,383
5.00%, 08/01/2028	40,000	42,662
5.00%, 08/01/2029	125,000	136,630
5.00%, 10/15/2030	55,000	61,713
5.00%, 10/15/2031	40,000	45,788
4.00%, 10/15/2032	95,000	97,089
5.00%, 10/15/2032	10,000	11,644
3.00%, 10/15/2033	295,000	295,736
4.00%, 10/15/2033	65,000	66,321
3.00%, 10/15/2034	115,000	114,863
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	65,599
5.00%, 08/01/2029	325,000	354,596
3.00%, 08/01/2031	90,000	91,507
3.00%, 08/01/2032	80,000	81,035
University of North Texas System, 5.00%, 04/15/2033	85,000	99,056
		21,061,841
Utah — 1.0%
County of Utah UT, 5.00%, 05/15/2060(a)	135,000	135,994
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2033	1,000,000	1,161,749
Intermountain Power Agency
5.00%, 07/01/2026	320,000	322,217
5.00%, 07/01/2027	35,000	36,247
5.00%, 07/01/2031	320,000	362,195
Nebo School District
5.00%, 07/01/2026	50,000	50,355
5.00%, 07/01/2027	15,000	15,545
5.00%, 07/01/2028	50,000	53,151
State of Utah, 5.00%, 07/01/2027	25,000	25,894
University of Utah
5.00%, 08/01/2027	20,000	20,769
5.00%, 08/01/2029	20,000	21,785
5.00%, 08/01/2030	40,000	44,546
		2,250,447

The accompanying notes are an integral part of these financial statements.

95

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Virginia — 1.0%
County of Fairfax VA
5.00%, 10/01/2026	$100,000	$101,438
5.00%, 10/01/2028	25,000	26,780
5.00%, 10/01/2032	20,000	23,100
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	35,097
5.00%, 05/15/2032	70,000	80,188
Virginia College Building Authority
5.00%, 02/01/2027	70,000	71,683
5.00%, 02/01/2027	70,000	71,683
5.00%, 02/01/2027	20,000	20,481
5.00%, 02/01/2028	15,000	15,778
4.00%, 02/01/2029	315,000	318,580
5.00%, 02/01/2031	90,000	91,977
3.00%, 02/01/2032	225,000	224,870
3.00%, 02/01/2035	450,000	448,924
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,194
5.00%, 05/15/2027	125,000	129,015
5.00%, 05/15/2029	285,000	310,000
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	111,766
5.00%, 08/01/2031	35,000	39,925
5.00%, 08/01/2033	20,000	22,647
Virginia Public School Authority, 5.00%, 04/15/2027	55,000	56,643
		2,215,769
Washington — 3.3%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	25,000	26,154
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2030	245,000	275,967
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	171,489
County of King WA, 5.00%, 07/01/2033	30,000	35,241
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	310,798
5.00%, 01/01/2032	35,000	40,164
4.00%, 07/01/2032	20,000	20,048
Energy Northwest
5.00%, 07/01/2026	20,000	20,143
5.00%, 07/01/2027	50,000	51,802
5.00%, 07/01/2028	70,000	74,428
5.00%, 07/01/2030	95,000	106,029

The accompanying notes are an integral part of these financial statements.

96

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Washington — continued
5.00%, 07/01/2030	$540,000	$574,510
5.00%, 07/01/2031	35,000	39,841
5.00%, 07/01/2031	115,000	122,274
5.00%, 07/01/2032	20,000	21,251
5.00%, 07/01/2033	65,000	76,499
Franklin County School District No 1 Pasco, 4.00%, 12/01/2027	20,000	20,614
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	54,936
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,612
3.00%, 12/01/2030	30,000	29,929
5.00%, 12/01/2032	130,000	135,910
King County School District No 414 Lake Washington, 5.00%, 12/01/2028	20,000	21,495
Port of Seattle WA, 5.00%, 03/01/2034	30,000	35,521
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,865,000	1,951,192
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	22,491
5.00%, 12/01/2031	20,000	22,927
5.00%, 12/01/2033	55,000	64,861
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	182,092
State of Washington
5.00%, 02/01/2027	60,000	61,442
5.00%, 02/01/2027	30,000	30,721
5.00%, 06/01/2027	25,000	25,841
5.00%, 08/01/2027	45,000	46,729
5.00%, 02/01/2028	25,000	26,317
5.00%, 07/01/2028	20,000	21,275
5.00%, 08/01/2028	45,000	47,973
5.00%, 08/01/2028	40,000	42,642
5.00%, 08/01/2028	265,000	282,506
5.00%, 02/01/2029	40,000	43,184
5.00%, 02/01/2029	15,000	16,194
5.00%, 02/01/2029	30,000	32,388
5.00%, 02/01/2029	20,000	21,592
5.00%, 06/01/2029	60,000	65,315
5.00%, 08/01/2029	25,000	27,326
5.00%, 08/01/2029	50,000	54,652
5.00%, 08/01/2029	30,000	32,791
5.00%, 02/01/2030	80,000	88,500
5.00%, 02/01/2030	80,000	88,500
4.00%, 07/01/2030	85,000	91,195
5.00%, 08/01/2030	15,000	16,778

The accompanying notes are an integral part of these financial statements.

97

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Washington — continued
5.00%, 08/01/2030	$55,000	$61,520
5.00%, 02/01/2031	60,000	67,793
5.00%, 02/01/2031	25,000	28,247
5.00%, 02/01/2031	20,000	22,598
5.00%, 02/01/2031	80,000	90,390
5.00%, 08/01/2031	20,000	22,826
5.00%, 08/01/2031	20,000	22,826
5.00%, 08/01/2031	330,000	360,676
5.00%, 08/01/2033	70,000	82,329
5.00%, 08/01/2034	30,000	35,664
5.00%, 02/01/2035	35,000	38,328
5.00%, 02/01/2035	50,000	56,905
University of Washington, 5.00%, 04/01/2033	20,000	23,394
Washington Health Care Facilities Authority
4.00%, 10/01/2034	590,000	590,550
5.00%, 01/01/2047	120,000	122,242
5.00%, 08/01/2049(a)	120,000	119,830
		7,455,197
West Virginia — 0.3%
West Virginia Economic Development Authority, 3.38%, 03/01/2040(a)	545,000	554,407
Wisconsin — 0.9%
State of Wisconsin
5.00%, 11/01/2026	115,000	116,925
5.00%, 11/01/2026	105,000	106,757
5.00%, 05/01/2027	25,000	25,781
5.00%, 05/01/2028	85,000	89,985
5.00%, 05/01/2028	100,000	105,865
5.00%, 05/01/2028	70,000	74,105
5.00%, 05/01/2028	20,000	21,173
5.00%, 05/01/2029	30,000	32,581
5.00%, 05/01/2029	30,000	32,581
5.00%, 05/01/2029	35,000	36,098
5.00%, 05/01/2030	30,000	33,362
5.00%, 05/01/2030	150,000	166,810
5.00%, 05/01/2030	205,000	227,974
5.00%, 11/01/2030	185,000	190,565
5.00%, 05/01/2031	40,000	45,425
5.00%, 05/01/2031	20,000	22,712
5.00%, 05/01/2031	105,000	119,239
5.00%, 05/01/2032	100,000	115,541

The accompanying notes are an integral part of these financial statements.

98

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Par	Value
Municipal Bonds — continued
Wisconsin — continued
5.00%, 05/01/2032	$25,000	$28,885
5.00%, 05/01/2033	80,000	93,863
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	55,000	64,380
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	33,483
5.00%, 07/01/2031	50,000	56,970
5.00%, 07/01/2032	25,000	29,011
5.00%, 07/01/2033	115,000	135,515
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054(a)	20,000	19,962
		2,025,548
Total Municipal Bonds (Cost $206,393,283)		210,761,432
	Shares
Exchange Traded Funds — 4.1%
iShares National Muni Bond ETF(d)	82,905	9,030,013
Total Exchange Traded Funds (Cost $8,643,933)		9,030,013
	Units
Short-Term Investments
Investments Purchased with Collateral from Securities Lending — 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(e)	8,760,715	8,760,715
Total Investments Purchased with Collateral from Securities Lending (Cost $8,760,715)		8,760,715
	Shares
Money Market Funds — 1.5%
First American Government Obligations Fund - Class X, 3.60%(e)	3,311,995	3,311,995
Total Money Market Funds (Cost $3,311,995)		3,311,995
Total Investments — 104.1% (Cost $227,109,926)		231,864,155
Liabilities in Excess of Other Assets — (4.1)%		(9,177,733)
TOTAL NET ASSETS — 100.0%		$222,686,422

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $8,577,232.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

99

ActivePassive International Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — 98.9%
Automobiles & Components — 2.7%
Bridgestone Corp. - ADR	11,257	$135,197
BYD Co. Ltd. - ADR(a)	259,638	3,118,252
Cie Generale des Etablissements Michelin SCA - ADR(a)	151,960	3,078,710
Denso Corp. - ADR	16,302	232,793
Geely Automobile Holdings Ltd. - ADR(b)	29,529	1,210,984
Hesai Group - ADR(a)(b)	6,902	186,009
Honda Motor Co. Ltd. - ADR(a)	86,612	2,612,218
Isuzu Motors Ltd. - ADR	3,362	62,365
Li Auto, Inc. - ADR(a)(b)	42,092	740,398
Mercedes-Benz Group AG - ADR	139,847	2,423,548
NIO, Inc. - ADR(a)(b)	69,665	339,269
Niu Technologies - ADR(b)	37,479	135,674
Subaru Corp. - ADR	29,695	278,539
Sumitomo Electric Industries Ltd. - ADR(a)	15,437	1,021,621
Suzuki Motor Corp. - ADR(a)	23,113	1,392,327
Toyota Motor Corp. - ADR(a)	39,430	9,557,043
Volkswagen AG - ADR	21,587	258,180
Volkswagen AG - ADR	11,963	142,120
WeRide, Inc. - ADR(a)(b)	13,600	95,064
XPeng, Inc. - ADR(a)(b)	46,317	813,327
		27,833,638
Banks — 13.3%
Agricultural Bank of China Ltd. - ADR	43,703	736,833
AIB Group PLC - ADR	3,813	79,005
ANZ Group Holdings Ltd. - ADR	7,749	220,924
Banco BBVA Argentina SA - ADR	2,911	43,636
Banco Bilbao Vizcaya Argentaria SA - ADR	210,977	4,879,898
Banco Bradesco SA - ADR	508,900	2,081,401
Banco de Chile - ADR	19,062	783,067
Banco do Brasil SA - ADR	178,809	949,476
Banco Macro SA - ADR	1,299	100,257
Banco Santander Brasil SA - ADR(a)	54,149	352,510
Banco Santander Chile - ADR(a)	43,234	1,466,065
Banco Santander SA - ADR(a)	705,099	8,715,024
Bank Central Asia Tbk PT - ADR	18,337	194,372
Bank Hapoalim BM - ADR	169	20,971
Bank Mandiri Persero Tbk PT - ADR	33,992	422,860
Bank of China Ltd. - ADR	145,796	2,150,054
Bank Rakyat Indonesia Persero Tbk PT - ADR	17,791	204,241
Barclays PLC - ADR(a)	285,522	6,932,474
BNP Paribas SA - ADR	128,865	7,226,749

The accompanying notes are an integral part of these financial statements.

100

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Banks — continued
CaixaBank SA - ADR	71,030	$290,513
China Construction Bank Corp. - ADR	271,815	5,512,408
China Merchants Bank Co. Ltd. - ADR(a)	22,192	691,503
Commerzbank AG - ADR	3,059	124,685
Commonwealth Bank of Australia - ADR(a)	34,300	4,263,833
Credit Agricole SA - ADR	33,604	370,988
DBS Group Holdings Ltd. - ADR(a)	13,827	2,486,095
DNB Bank ASA - ADR(a)	905	28,580
Erste Group Bank AG - ADR	19,802	1,171,288
Grupo Cibest SA - ADR	37,047	2,514,750
Grupo Financiero Banorte SAB de CV - ADR	8,174	465,836
Grupo Financiero Galicia SA - ADR(a)	6,972	312,694
HDFC Bank Ltd. - ADR	297,134	9,463,718
HSBC Holdings PLC - ADR(a)	90,797	8,458,648
ICICI Bank Ltd. - ADR	162,349	4,953,268
Industrial & Commercial Bank of China Ltd. - ADR(a)	143,824	2,352,961
ING Groep NV - ADR	111,179	3,198,620
Intesa Sanpaolo SpA - ADR(a)	113,731	4,668,657
Itau Unibanco Holding SA - ADR	597,583	5,408,126
Kasikornbank PCL - ADR	9,068	231,189
KB Financial Group, Inc. - ADR	32,303	3,553,330
KBC Group NV - ADR	1,519	102,373
Lloyds Banking Group PLC - ADR(a)	553,603	3,072,497
Mitsubishi UFJ Financial Group, Inc. - ADR(a)	287,454	5,358,143
Mizuho Financial Group, Inc. - ADR(a)	339,715	3,013,272
National Australia Bank Ltd. - ADR(a)	33,905	593,676
NatWest Group PLC - ADR(b)	261,305	4,337,663
Nordea Bank Abp - ADR(a)	23,189	450,098
Oversea-Chinese Banking Corp. Ltd. - ADR(a)	4,932	166,406
Shinhan Financial Group Co. Ltd. - ADR	55,646	3,717,709
Societe Generale SA - ADR	234,747	4,082,250
Standard Bank Group Ltd. - ADR	36,525	741,457
Standard Chartered PLC - ADR(a)	71,491	3,568,116
Sumitomo Mitsui Financial Group, Inc. - ADR(a)	166,974	3,746,897
Svenska Handelsbanken AB - ADR(a)	6,986	55,539
Swedbank AB - ADR	1,100	42,460
UniCredit SpA - ADR	47,623	2,024,454
United Overseas Bank Ltd. - ADR	22,262	1,294,758
Woori Financial Group, Inc. - ADR	36,264	2,721,976
		137,171,251

The accompanying notes are an integral part of these financial statements.

101

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Capital Goods — 10.6%
ABB Ltd. - ADR	60,761	$5,638,013
Airbus SE - ADR	72,809	3,944,064
Alfa Laval AB - ADR	380	22,390
Alstom SA - ADR(a)(b)	1,512,746	4,976,934
Assa Abloy AB - ADR(a)	227,269	4,824,921
Astra International Tbk PT - ADR	55,027	456,724
Atlas Copco AB - ADR(a)	38,838	837,347
Atlas Copco AB - ADR	15,220	284,157
BAE Systems PLC - ADR	23,503	2,726,348
Bouygues SA - ADR	1,050	12,967
Bunzl PLC - ADR	7,075	104,922
Cie de Saint-Gobain SA - ADR(a)	176,554	3,585,812
CK Hutchison Holdings Ltd. - ADR	266,971	2,186,492
Contemporary Amperex Technology Co. Ltd. - ADR	2,742	43,132
Daifuku Co. Ltd. - ADR(b)	3,838	78,602
Daikin Industries Ltd. - ADR	133,692	1,697,888
Daimler Truck Holding AG - ADR(a)	73,379	1,871,165
Diploma PLC - ADR	131,886	2,504,515
EHang Holdings Ltd. - ADR(a)(b)	8,030	98,528
Embraer SA - ADR	14,056	1,015,124
Epiroc AB - ADR	2,095	62,682
FANUC Corp. - ADR	201,344	4,560,442
Geberit AG - ADR(a)	4,345	364,980
Hitachi Ltd. - ADR	113,930	3,801,844
IMCD NV - ADR(a)	17,039	817,702
ITOCHU Corp. - ADR	216,988	3,126,797
Jardine Matheson Holdings Ltd. - ADR	1,290	106,167
Kawasaki Heavy Industries Ltd. - ADR(a)	1,629	75,748
Kingspan Group PLC - ADR	878	87,537
Komatsu Ltd. - ADR	49,695	2,388,839
Kone Oyj - ADR(a)	29,146	1,099,096
Kubota Corp. - ADR	4,943	502,456
Legrand SA - ADR	23,254	841,795
Leonardo SpA - ADR	18,796	629,478
Marubeni Corp. - ADR	2,854	1,085,519
Mitsubishi Corp. - ADR(a)	38,008	1,286,191
Mitsubishi Electric Corp. - ADR(a)	44,558	3,394,874
Mitsubishi Heavy Industries Ltd. - ADR	75,515	2,416,480
Mitsui & Co. Ltd. - ADR	4,071	3,055,448
NIDEC CORP - ADR(a)	72,668	282,679
Prysmian SpA - ADR	12,131	728,952

The accompanying notes are an integral part of these financial statements.

102

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Capital Goods — continued
Rheinmetall AG - ADR	5,903	$2,330,445
Rolls-Royce Holdings PLC - ADR(a)	368,784	6,866,758
Saab AB - ADR	13,715	497,032
Safran SA - ADR	27,100	2,726,260
Sandvik AB - ADR(a)	2,875	126,500
Schneider Electric SE - ADR	65,341	4,260,887
Siemens AG - ADR	52,603	7,658,471
Siemens Energy AG - ADR	17,063	3,324,896
SMC Corp. - ADR(a)	164,740	3,943,876
Smiths Group PLC - ADR(a)	17,200	646,032
Sumitomo Corp. - ADR(a)	28,567	1,216,383
Techtronic Industries Co. Ltd. - ADR	29,680	2,407,048
Thales SA - ADR	6,635	404,536
Vestas Wind Systems AS - ADR	43,245	365,420
Vinci SA - ADR	44,714	1,853,842
Volvo AB - ADR	68,290	2,653,066
		108,907,203
Commercial & Professional Services — 1.9%
Brambles Ltd. - ADR	56,995	2,028,452
Bureau Veritas SA - ADR	641	44,735
Computershare Ltd. - ADR(a)	72,164	1,594,103
Experian PLC - ADR	74,318	2,796,586
Kanzhun Ltd. - ADR	41,948	674,524
Recruit Holdings Co. Ltd. - ADR	360,480	3,114,547
RELX PLC - ADR(a)	169,725	5,904,733
Rentokil Initial PLC - ADR(a)	53,113	1,661,375
Secom Co. Ltd. - ADR	9,629	92,631
SGS SA - ADR	11,984	150,789
Wolters Kluwer NV - ADR	22,681	1,840,336
		19,902,811
Consumer Discretionary Distribution & Retail — 4.0%
Alibaba Group Holding Ltd. - ADR(a)	138,977	20,027,975
ATRenew, Inc. - ADR(b)	42,014	243,261
Baozun, Inc. - ADR(b)	27,578	69,221
Cosan SA - ADR(a)(b)	45,743	226,885
Fast Retailing Co. Ltd. - ADR(a)	64,827	2,862,112
Industria de Diseno Textil SA - ADR	190,995	3,193,436
JD.com, Inc. - ADR(a)	101,103	2,682,263
LuxExperience BV - ADR(b)	7,970	77,070
MINISO Group Holding Ltd. - ADR(a)	1,284	23,138
Naspers Ltd. - ADR	34,313	383,619

The accompanying notes are an integral part of these financial statements.

103

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Consumer Discretionary Distribution & Retail — continued
Nitori Holdings Co. Ltd. - ADR(a)	8,482	$84,311
Pan Pacific International Holdings Corp. - ADR(a)	6,053	81,413
PDD Holdings, Inc. - ADR(b)	48,029	4,982,048
Prosus NV - ADR(a)	300,165	3,073,690
Sea Ltd. - ADR(b)	10,306	1,117,686
Ultrapar Participacoes SA - ADR	99,135	500,632
Vipshop Holdings Ltd. - ADR	59,792	1,041,577
Wesfarmers Ltd. - ADR(a)	8,229	235,020
		40,905,357
Consumer Durables & Apparel — 3.0%
adidas AG - ADR(a)	7,235	674,591
ANTA Sports Products Ltd. - ADR	1,976	535,129
Asics Corp. - ADR	2,902	88,656
Bandai Namco Holdings, Inc. - ADR(a)	1,040	14,071
Berkeley Group Holdings PLC - ADR(a)	72,565	855,541
Cie Financiere Richemont SA - ADR(a)	206,432	4,190,570
Haier Smart Home Co. Ltd. - ADR	50,904	688,731
Here Group Ltd. - ADR(a)(b)	15,929	74,388
Hermes International SCA - ADR(a)	8,971	2,162,011
Kering SA - ADR(a)	188,599	6,327,497
LVMH Moet Hennessy Louis Vuitton SE - ADR(a)	57,279	7,314,528
Panasonic Holdings Corp. - ADR(a)	56,712	913,063
Sekisui House Ltd. - ADR(a)	42,263	1,035,021
Shimano, Inc. - ADR(a)	73,456	780,837
Sony Group Corp. - ADR(a)	205,675	4,742,866
		30,397,500
Consumer Services — 1.8%
Amadeus IT Group SA - ADR	6,465	401,089
Atour Lifestyle Holdings Ltd. - ADR	14,593	573,067
Carnival Corp.	74,671	2,355,870
Carnival PLC - ADR	28,060	883,048
Chagee Holdings Ltd. - ADR	4,928	53,863
Compass Group PLC - ADR	63,653	1,955,420
Evolution AB - ADR(a)	3,262	197,286
Galaxy Entertainment Group Ltd. - ADR	1,080	28,706
H World Group Ltd. - ADR	8,838	484,322
InterContinental Hotels Group PLC - ADR(a)	19,587	2,723,376
Luckin Coffee, Inc. - ADR(a)(b)	22,949	802,756
Meituan - ADR(a)(b)	157,218	3,232,402
Melco Resorts & Entertainment Ltd. - ADR(b)	58,554	347,811
New Oriental Education & Technology Group, Inc. - ADR	7,152	390,857

The accompanying notes are an integral part of these financial statements.

104

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Consumer Services — continued
Oriental Land Co. Ltd. - ADR(a)	12,326	$221,252
Pearson PLC - ADR	135,844	1,752,388
TAL Education Group - ADR(b)	21,663	228,111
Trip.com Group Ltd. - ADR(a)	40,093	2,109,694
		18,741,318
Consumer Staples Distribution & Retail — 0.7%
Aeon Co. Ltd. - ADR(a)	780	11,349
Carrefour SA - ADR(a)	5,474	20,637
Clicks Group Ltd. - ADR(a)	48,778	1,962,827
DingDong Cayman Ltd. - ADR(b)	49,992	141,977
J Sainsbury PLC - ADR(a)	2,873	54,760
Koninklijke Ahold Delhaize NV - ADR(a)	34,284	1,689,858
Marks & Spencer Group PLC - ADR	2,780	30,594
Seven & i Holdings Co. Ltd. - ADR(a)	33,901	475,292
Tesco PLC - ADR(a)	140,864	2,728,536
Wal-Mart de Mexico SAB de CV - ADR	10,031	325,907
		7,441,737
Energy — 2.9%
BP PLC - ADR	111,463	4,331,452
Ecopetrol SA - ADR(a)	131,887	1,568,136
Eni SpA - ADR	81,115	3,807,538
Equinor ASA - ADR(a)	64,648	1,928,450
Inpex Corp. - ADR(a)	40,068	980,304
Petroleo Brasileiro SA - Petrobras - ADR	159,628	2,654,614
Petroleo Brasileiro SA - Petrobras - ADR(a)	256,302	3,947,051
Repsol SA - ADR	11,705	263,128
Shell PLC - ADR	94,563	7,896,956
Tenaris SA - ADR	1,111	60,438
Transportadora de Gas del Sur SA - ADR	2,474	73,280
Vista Energy SAB de CV - ADR(b)	7,570	437,092
Woodside Energy Group Ltd. - ADR(a)	67,014	1,372,447
YPF SA - ADR(a)(b)	12,732	450,585
		29,771,471
Financial Services — 2.4%
3i Group PLC - ADR(a)	195,721	2,221,433
Adyen NV - ADR(a)(b)	73,846	858,090
Deutsche Bank AG(a)	123,682	4,380,816
Deutsche Boerse AG - ADR(a)	34,221	935,944
FinVolution Group - ADR	136,813	768,889
Futu Holdings Ltd. - ADR(b)	1,489	221,623
High Templar Tech Ltd. - ADR(b)	43,066	115,848

The accompanying notes are an integral part of these financial statements.

105

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Financial Services — continued
Hong Kong Exchanges & Clearing Ltd. - ADR	72,821	$3,927,237
Kaspi.KZ JSC - ADR(b)	4,721	333,255
LexinFintech Holdings Ltd. - ADR	34,740	100,399
London Stock Exchange Group PLC - ADR(a)(b)	104,549	3,131,243
Lufax Holding Ltd. - ADR(a)(b)	93,146	242,180
Macquarie Group Ltd. - ADR(a)	1,673	254,815
Noah Holdings Ltd. - ADR	4,545	53,722
Nomura Holdings, Inc. - ADR(a)	193,023	1,737,207
ORIX Corp. - ADR(a)	63,022	2,240,432
Qfin Holdings, Inc. - ADR	21,406	311,671
Singapore Exchange Ltd. - ADR	369	10,631
UBS Group AG	61,034	2,528,639
Up Fintech Holding Ltd. - ADR(b)	19,639	153,577
X Financial - ADR	20,434	101,761
		24,629,412
Food, Beverage & Tobacco — 3.9%
Ambev SA - ADR(a)	667,427	2,109,069
Anheuser-Busch InBev SA - ADR(a)	55,801	4,517,091
Associated British Foods PLC - ADR(a)	9,785	260,438
British American Tobacco PLC - ADR	134,308	8,414,396
Carlsberg AS - ADR	1,350	41,985
Cia Cervecerias Unidas SA - ADR	11,792	157,305
Coca-Cola Femsa SAB de CV - ADR	8,620	958,113
Coca-Cola HBC AG - ADR(a)	182	11,763
Cresud SACIF y A - ADR	6,936	78,932
Danone SA - ADR	86,025	1,475,329
Diageo PLC - ADR(a)	43,274	3,873,023
Embotelladora Andina SA - ADR	13,394	382,399
Embotelladora Andina SA - ADR	1,400	34,636
Fomento Economico Mexicano SAB de CV - ADR	12,695	1,425,902
Heineken Holding NV - ADR	976	42,192
Heineken NV - ADR(a)	64,987	3,003,699
Imperial Brands PLC - ADR	46,699	2,093,516
Japan Tobacco, Inc. - ADR	1,820	34,726
Kerry Group PLC - ADR	857	76,059
Magnum Ice Cream Co. NV(b)	5,515	87,523
MBRF Global Foods Co. SA - ADR	81,445	325,780
Nestle SA - ADR(a)	77,638	8,465,648
Orkla ASA - ADR(a)	5,032	69,089
Pernod Ricard SA - ADR	64,429	1,193,869
RLX Technology, Inc. - ADR	63,867	154,558

The accompanying notes are an integral part of these financial statements.

106

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Food, Beverage & Tobacco — continued
Suntory Beverage & Food Ltd. - ADR	1,573	$24,649
WH Group Ltd. - ADR(a)	43,155	1,085,478
Wilmar International Ltd. - ADR(a)	1,965	54,647
		40,451,814
Health Care Equipment & Services — 1.7%
Brainsway Ltd. - ADR(b)	16,664	385,605
Coloplast AS - ADR	156,716	1,208,280
EssilorLuxottica SA - ADR	31,976	4,252,808
Fresenius Medical Care AG - ADR(a)	32,959	773,218
Fresenius SE & Co. KGaA - ADR	3,184	48,078
Hoya Corp. - ADR(a)	19,019	3,426,463
Koninklijke Philips NV(a)	90,837	2,906,784
M3, Inc. - ADR	285,682	1,548,397
Siemens Healthineers AG - ADR	2,178	54,123
Smith & Nephew PLC - ADR(a)	70,631	2,606,284
Sonova Holding AG - ADR	6,170	321,334
Terumo Corp. - ADR(a)	37,276	501,362
		18,032,736
Household & Personal Products — 1.9%
Beiersdorf AG - ADR(a)	5,490	139,171
Henkel AG & Co. KGaA - ADR(a)	108,959	2,475,548
Henkel AG & Co. KGaA - ADR(a)	10,133	249,292
Kao Corp. - ADR(a)	64,818	549,657
L’Oreal SA - ADR	38,695	3,616,822
Reckitt Benckiser Group PLC - ADR	258,062	4,531,569
Unicharm Corp. - ADR(a)	53,128	184,885
Unilever PLC - ADR	109,412	8,069,135
Yatsen Holding Ltd. - ADR(b)	13,257	58,994
		19,875,073
Insurance — 3.9%
Admiral Group PLC - ADR(a)	371	14,981
Aegon Ltd.	48,718	365,385
AIA Group Ltd. - ADR(a)	118,986	5,255,612
Allianz SE - ADR	176,790	7,950,246
Aon PLC - Class A	7,269	2,438,531
Aviva PLC - ADR	1,728	32,089
AXA SA - ADR	19,216	938,317
Generali - ADR	704	14,953
Gjensidige Forsikring ASA - ADR(a)	78,646	2,269,252
Hannover Rueck SE - ADR	313	15,799
MS&AD Insurance Group Holdings, Inc. - ADR(a)	53,135	1,473,168

The accompanying notes are an integral part of these financial statements.

107

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Insurance — continued
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR(a)	165,953	$2,178,963
NN Group NV - ADR	2,845	115,735
Ping An Insurance Group Co. of China Ltd. - ADR(a)	161,059	2,787,931
Prudential PLC - ADR(a)	131,413	4,040,950
Sampo Oyj - ADR	991	21,921
Sanlam Ltd. - ADR(a)	36,249	489,724
Sompo Holdings, Inc. - ADR(a)	149,421	2,957,042
Swiss Re AG - ADR	29,002	1,276,958
Tokio Marine Holdings, Inc. - ADR	65,751	2,726,036
Zurich Insurance Group AG - ADR(a)	69,611	2,620,854
		39,984,447
Materials — 5.6%
Air Liquide SA - ADR	129,325	5,431,650
Akzo Nobel NV - ADR(a)	49,285	1,155,240
Anglo American PLC - ADR(a)	51,482	1,287,050
Anhui Conch Cement Co. Ltd. - ADR	30,201	471,136
ArcelorMittal SA(a)	50,726	3,305,306
BASF SE - ADR(a)	88,077	1,269,190
BHP Group Ltd. - ADR(a)	83,109	6,779,201
Cemex SAB de CV - ADR	171,558	2,146,191
Cia de Minas Buenaventura SAA - ADR	35,016	1,529,149
DRDGOLD Ltd. - ADR	9,236	359,280
Fortescue Ltd. - ADR(a)	37,494	1,117,696
Gerdau SA - ADR	128,123	517,617
Givaudan SA - ADR	13,460	1,081,511
Glencore PLC - ADR	107,185	1,537,033
Gold Fields Ltd. - ADR	57,026	3,355,410
Harmony Gold Mining Co. Ltd. - ADR	42,779	973,222
Heidelberg Materials AG - ADR(a)	40,477	1,807,703
Holcim AG(b)	115,252	2,111,417
Impala Platinum Holdings Ltd. - ADR	47,672	1,055,458
Lynas Rare Earths Ltd. - ADR(b)	12,401	163,197
Nippon Steel Corp. - ADR	36,261	148,670
Nitto Denko Corp. - ADR	2,823	65,522
Norsk Hydro ASA - ADR	9,804	90,883
Nova Minerals Ltd. - ADR(a)(b)	6,755	51,946
Novonesis Novozymes B - ADR	3,023	178,387
POSCO Holdings, Inc. - ADR	14,883	1,035,708
Rio Tinto PLC - ADR	39,650	3,938,831
Sasol Ltd. - ADR(b)	97,944	873,660
Shin-Etsu Chemical Co. Ltd. - ADR(a)	123,598	2,427,465

The accompanying notes are an integral part of these financial statements.

108

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Materials — continued
Sibanye Stillwater Ltd. - ADR(b)	44,943	$795,941
Sika AG - ADR(a)	3,089	63,942
Smurfit Westrock PLC	35,781	1,682,065
Sociedad Quimica y Minera de Chile SA - ADR(b)	4,583	349,683
Symrise AG - ADR(a)	5,940	135,551
Ternium SA - ADR(a)	15,640	679,871
UPM-Kymmene Oyj - ADR(a)	5,185	164,727
Vale SA - ADR(a)	339,225	5,827,885
Valterra Platinum Ltd. - ADR	54,124	1,053,253
Zijin Mining Group Co. Ltd. - ADR	1,925	224,455
		57,242,102
Media & Entertainment — 4.1%
Autotrader Group PLC - ADR(a)	754,031	1,221,530
Baidu, Inc. - ADR(a)(b)	18,599	2,314,460
Bilibili, Inc. - ADR(a)(b)	13,009	362,951
Criteo SA - ADR(b)	32,481	580,435
DouYu International Holdings Ltd. - ADR(b)	11,572	61,100
Hello Group, Inc. - ADR	55,359	358,173
JOYY, Inc. - ADR	16,422	979,901
LY Corp. - ADR	11,244	55,096
NetEase, Inc. - ADR	23,138	2,660,176
Nintendo Co. Ltd. - ADR(a)	135,069	1,899,070
Publicis Groupe SA - ADR	16,537	369,106
Sohu.com Ltd. - ADR(b)	8,376	138,371
Tencent Holdings Ltd. - ADR	425,789	27,974,337
Tencent Music Entertainment Group - ADR	37,717	550,668
Universal Music Group NV - ADR	153,032	1,720,080
Weibo Corp. - ADR(a)	50,897	505,407
WPP PLC - ADR(a)	15,393	286,310
Yalla Group Ltd. - ADR(b)	66,165	468,448
Zhihu, Inc. - ADR(b)	27,258	90,497
		42,596,116
Pharmaceuticals, Biotechnology & Life Sciences — 8.0%
Argenx SE - ADR(a)(b)	4,023	3,085,319
Ascendis Pharma AS - ADR(a)(b)	2,602	607,567
Astellas Pharma, Inc. - ADR	20,826	343,837
AstraZeneca PLC	71,821	14,971,088
AstraZeneca PLC(b)(c)	14,065	2,813
Bayer AG - ADR	100,291	1,233,579
Belite Bio, Inc. - ADR(a)(b)	991	188,587
BeOne Medicines Ltd. - ADR(a)(b)	5,544	1,757,393

The accompanying notes are an integral part of these financial statements.

109

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
Chugai Pharmaceutical Co. Ltd. - ADR	35,029	$1,177,325
CSL Ltd. - ADR	32,620	1,699,828
Daiichi Sankyo Co. Ltd. - ADR	27,543	537,364
Dr Reddy’s Laboratories Ltd. - ADR(a)	30,152	433,586
Galapagos NV - ADR(a)(b)	14,120	475,279
Galderma Group AG - ADR	958	36,289
Genmab AS - ADR(a)(b)	42,572	1,253,320
Grifols SA - ADR	44,523	405,159
GSK PLC - ADR(a)	81,386	4,812,354
Haleon PLC - ADR(a)	302,343	3,346,937
Legend Biotech Corp. - ADR(b)	1,675	31,825
Lonza Group AG - ADR(a)	5,565	385,821
Merck KGaA - ADR(a)	21,191	644,630
Mesoblast Ltd. - ADR(b)	3,947	62,560
NovaBridge Biosciences - ADR(a)(b)	8,319	27,286
Novartis AG - ADR(a)	56,647	9,551,817
Novo Nordisk AS - ADR(a)	185,094	6,931,770
Otsuka Holdings Co. Ltd. - ADR	3,041	104,033
Roche Holding AG - ADR(a)	244,278	14,546,755
Sandoz Group AG - ADR	14,585	1,283,772
Sanofi SA - ADR	124,982	6,081,624
Sartorius AG - ADR	19,696	1,115,010
Shionogi & Co. Ltd. - ADR	4,282	49,885
Structure Therapeutics, Inc. - ADR(b)	3,318	208,968
Takeda Pharmaceutical Co. Ltd. - ADR(a)	158,089	2,964,169
Teva Pharmaceutical Industries Ltd. - ADR(b)	31,756	1,075,258
UCB SA - ADR	4,885	728,207
Wuxi Biologics Cayman, Inc. - ADR(a)(b)	27,489	280,663
Zai Lab Ltd. - ADR(b)	8,062	154,952
		82,596,629
Real Estate Management & Development — 0.5%
Corp. Inmobiliaria Vesta SAB de CV - ADR	7,416	272,390
Daiwa House Industry Co. Ltd. - ADR	44,277	1,591,315
IRSA Inversiones y Representaciones SA - ADR	28,564	455,310
KE Holdings, Inc. - ADR(a)	38,941	640,580
Mitsubishi Estate Co. Ltd. - ADR	1,935	65,035
Mitsui Fudosan Co. Ltd. - ADR	3,164	127,224
Sun Hung Kai Properties Ltd. - ADR(a)	111,527	2,067,711
Vonovia SE - ADR(a)	8,883	149,856
		5,369,421

The accompanying notes are an integral part of these financial statements.

110

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 14.5%
Advantest Corp. - ADR	21,406	$3,703,880
ARM Holdings PLC - ADR(a)(b)	1,251	159,440
ASE Technology Holding Co. Ltd. - ADR(a)	166,120	4,035,055
ASM International NV	590	499,630
ASML Holding NV	12,228	17,737,448
Daqo New Energy Corp. - ADR(b)	895	21,587
Disco Corp. - ADR(a)	26,923	1,300,381
Himax Technologies, Inc. - ADR	27,210	198,089
Infineon Technologies AG - ADR	92,548	4,999,443
Lasertec Corp. - ADR	5,968	257,817
Renesas Electronics Corp. - ADR(a)(b)	579,882	5,468,287
Silicon Motion Technology Corp. - ADR	4,415	570,550
STMicroelectronics NV(a)	4,374	147,010
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	277,879	104,087,916
Tokyo Electron Ltd. - ADR(a)	26,229	3,707,994
United Microelectronics Corp. - ADR(a)	223,531	2,333,664
		149,228,191
Software & Services — 2.6%
Accenture PLC - Class A	7,659	1,598,586
Agora, Inc. - ADR(b)	7,405	34,581
Capgemini SE - ADR	102,839	2,596,685
Check Point Software Technologies Ltd.(b)	12,308	1,871,678
Dassault Systemes SE - ADR	7,728	168,934
Fujitsu Ltd. - ADR	75,493	1,669,905
GDS Holdings Ltd. - ADR(b)	11,518	475,809
Infosys Ltd. - ADR(a)	203,768	2,942,410
Kingsoft Cloud Holdings Ltd. - ADR(a)(b)	7,767	104,699
Materialise NV - ADR(b)	25,107	130,054
Nice Ltd. - ADR(a)(b)	6,680	776,550
Nomura Research Institute Ltd. - ADR	7,023	192,852
Opera Ltd. - ADR(a)	19,228	308,417
Pony AI, Inc. - ADR(a)(b)	9,543	136,847
Sage Group PLC - ADR	2,095	92,515
SAP SE - ADR(a)	57,663	11,620,824
TOTVS SA - ADR	105,636	1,563,413
Tuya, Inc. - ADR	109,193	278,442
Vnet Group, Inc. - ADR(a)(b)	14,181	152,871
Wipro Ltd. - ADR(a)	205,752	456,769
Xunlei Ltd. - ADR(a)(b)	22,416	128,220
		27,301,061

The accompanying notes are an integral part of these financial statements.

111

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Technology Hardware & Equipment — 1.8%
Canon, Inc. - ADR	15,343	$465,660
FUJIFILM Holdings Corp. - ADR	74,735	766,781
Halma PLC - ADR	22,120	2,533,625
Hexagon AB - ADR(a)	321,168	3,624,381
Lenovo Group Ltd. - ADR(a)	32,231	798,684
LG Display Co. Ltd. - ADR(a)(b)	51,586	261,025
Logitech International SA(a)	15,962	1,467,706
Murata Manufacturing Co. Ltd. - ADR(a)	74,710	977,954
Nokia Oyj - ADR	220,156	1,699,604
TDK Corp. - ADR	72,563	1,125,452
Telefonaktiebolaget LM Ericsson - ADR(a)	154,576	1,793,082
Xiaomi Corp. - ADR(b)	127,939	2,822,334
		18,336,288
Telecommunication Services — 2.4%
America Movil SAB de CV - ADR	83,755	2,179,305
Cellnex Telecom SA - ADR	8,627	163,568
Chunghwa Telecom Co. Ltd. - ADR	4,070	175,987
Deutsche Telekom AG - ADR	216,374	8,715,545
Grupo Televisa SAB - ADR	13,598	40,114
KDDI Corp. - ADR	121,627	2,071,308
Koninklijke KPN NV - ADR(a)	11,853	66,614
KT Corp. - ADR(b)	67,204	1,599,455
NTT, Inc. - ADR	40,668	991,892
Orange SA - ADR	7,623	163,056
PLDT, Inc. - ADR	1,388	33,215
Singapore Telecommunications Ltd. - ADR(a)	10,616	422,517
SK Telecom Co. Ltd. - ADR	8,441	256,100
SoftBank Corp. - ADR	5,483	74,569
SoftBank Group Corp. - ADR(a)	200,254	2,615,317
Telefonica Brasil SA - ADR	43,335	732,795
Telia Co. AB - ADR	5,010	51,352
Telkom Indonesia Persero Tbk PT - ADR(a)	13,960	296,929
Telstra Group Ltd. - ADR	3,724	70,346
TIM SA/Brazil - ADR	52,006	1,429,125
Turkcell Iletisim Hizmetleri AS - ADR	6,755	45,529
VEON Ltd. - ADR(a)(b)	10,085	563,651
Vodafone Group PLC - ADR	104,265	1,601,510
		24,359,799
Transportation — 2.1%
Aena SME SA - ADR	92,208	1,470,718
AP Moller - Maersk AS - ADR(a)	86,905	1,074,146

The accompanying notes are an integral part of these financial statements.

112

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Transportation — continued
Canadian Pacific Kansas City Ltd.(a)	27,402	$2,400,141
Central Japan Railway Co. - ADR(a)	6,385	93,930
Controladora Vuela Cia de Aviacion SAB de CV - ADR(b)	13,252	114,232
Deutsche Lufthansa AG - ADR	975	10,511
Deutsche Post AG - ADR	53,157	3,132,010
DiDi Global, Inc. - ADR(a)(b)	221,139	973,012
DSV AS - ADR	8,487	1,093,380
East Japan Railway Co. - ADR	5,126	62,896
Full Truck Alliance Co. Ltd. - ADR	92,960	871,965
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	11,396	1,392,135
Grupo Aeroportuario del Pacifico SAB de CV - ADR	3,996	1,041,997
Grupo Aeroportuario del Sureste SAB de CV - ADR	5,159	1,855,538
International Consolidated Airlines Group SA - ADR	8,165	93,081
Kuehne + Nagel International AG - ADR	7,879	366,531
Latam Airlines Group SA - ADR	23,255	1,306,001
Nippon Yusen KK - ADR	52,848	361,480
Qantas Airways Ltd. - ADR	356	12,693
Ryanair Holdings PLC - ADR	27,531	1,858,067
Singapore Airlines Ltd. - ADR	989	11,135
West Japan Railway Co. - ADR	578	12,392
ZTO Express Cayman, Inc. - ADR(a)	69,342	1,690,558
		21,298,549
Utilities — 2.6%
Axia Energia - ADR(a)	61,560	743,645
Axia Energia - ADR(b)	16,180	189,791
Central Puerto SA - ADR(b)	6,252	98,094
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR(a)	73,508	2,205,975
Cia Energetica de Minas Gerais - ADR	513,526	1,217,057
Cia Paranaense de Energia - Copel - ADR	17,019	197,250
CLP Holdings Ltd. - ADR	1,723	16,403
E.ON SE - ADR(a)	61,562	1,433,163
Ecogas Inversiones SA(b)(c)	2,884	0
EDP SA - ADR	325	17,365
Empresa Distribuidora Y Comercializadora Norte - ADR(a)(b)	849	21,811
Enel Chile SA - ADR(a)	139,233	580,602
Enel SpA - ADR	547,450	6,563,926
Iberdrola SA - ADR	54,308	5,132,106
National Grid PLC - ADR(a)	71,065	6,663,765
Pampa Energia SA - ADR(b)	2,045	159,060
RWE AG - ADR(a)	13,078	840,654
Snam SpA - ADR	759	11,816

The accompanying notes are an integral part of these financial statements.

113

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Utilities — continued
SSE PLC - ADR(a)	11,151	$409,242
Terna - Rete Elettrica Nazionale - ADR	338	12,189
Veolia Environnement SA - ADR	4,730	100,087
		26,614,001
Total Common Stocks (Cost $782,737,077)		1,018,987,925
Exchange Traded Funds — 0.2%
Vanguard FTSE Developed Markets ETF(a)	15,731	1,104,946
Vanguard FTSE Emerging Markets ETF(a)	11,901	691,448
Total Exchange Traded Funds (Cost $1,727,540)		1,796,394
	Units
Short-Term Investments
Investments Purchased with Collateral from Securities Lending — 28.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(d)	289,978,796	289,978,796
Total Investments Purchased with Collateral from Securities Lending (Cost $289,978,796)		289,978,796
	Shares
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 3.60%(d)	7,336,725	7,336,725
Total Money Market Funds (Cost $7,336,725)		7,336,725
Total Investments — 128.0% (Cost $1,081,780,138)		1,318,099,840
Liabilities in Excess of Other Assets — (28.0)%		(288,309,777)
TOTAL NET ASSETS — 100.0%		$1,029,790,063

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $281,876,851.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,813 or 0.0% of net assets as of February 28, 2026.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

114

ActivePassive U.S. Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — 92.7%
Automobiles & Components — 2.0%
Ford Motor Co.	225,518	$3,177,549
General Motors Co.	52,460	4,129,126
Tesla, Inc.(a)	94,319	37,964,341
		45,271,016
Banks — 2.8%
Bank of America Corp.	146,533	7,301,739
Citigroup, Inc.	111,982	12,339,297
Citizens Financial Group, Inc.	12,966	780,424
JPMorgan Chase & Co.	98,402	29,550,121
KeyCorp	26,757	554,940
M&T Bank Corp.	4,796	1,040,636
PNC Financial Services Group, Inc.	5,425	1,151,999
Regions Financial Corp.	36,466	1,014,849
Truist Financial Corp.	12,601	621,355
US Bancorp	40,308	2,203,235
Wells Fargo & Co.	84,634	6,893,439
		63,452,034
Capital Goods — 7.3%
3M Co.	15,357	2,538,819
AerCap Holdings NV	71,590	10,698,410
AMETEK, Inc.	5,173	1,237,485
Armstrong World Industries, Inc.	36,705	6,368,318
Axon Enterprise, Inc.(a)	1,174	636,778
Boeing Co.(a)	16,123	3,668,466
Carrier Global Corp.	14,712	947,453
Caterpillar, Inc.	11,879	8,824,078
Cummins, Inc.	14,224	8,304,967
Deere & Co.	5,261	3,312,904
Dover Corp.	28,305	6,382,778
Eaton Corp. PLC	7,815	2,937,815
Emerson Electric Co.	10,007	1,508,555
Fastenal Co.	34,060	1,568,122
Ferguson Enterprises, Inc.	12,515	3,263,411
Fortive Corp.	15,982	946,134
GE Vernova, Inc.	8,090	7,067,424
General Dynamics Corp.	26,909	9,607,858
General Electric Co.	26,978	9,233,490
HEICO Corp.(b)	880	281,125
Honeywell International, Inc.	21,152	5,152,416
Howmet Aerospace, Inc.	11,611	3,048,236
Hubbell, Inc.(b)	916	468,653

The accompanying notes are an integral part of these financial statements.

115

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Capital Goods — continued
Johnson Controls International PLC	49,231	$7,104,033
L3Harris Technologies, Inc.	19,496	7,107,072
Lockheed Martin Corp.	2,947	1,939,362
Northrop Grumman Corp.	7,368	5,337,232
Otis Worldwide Corp.	9,985	924,212
PACCAR, Inc.	7,711	972,280
Parker-Hannifin Corp.	5,318	5,366,819
Quanta Services, Inc.	2,825	1,590,701
Raytheon Technologies Corp.	55,176	11,179,761
Rockwell Automation, Inc.	2,548	1,038,183
Snap-on, Inc.	14,297	5,507,490
Toro Co.	45,086	4,457,202
Trane Technologies PLC	6,142	2,839,569
TransDigm Group, Inc.	894	1,164,694
Trex Co., Inc.(a)	42,320	1,752,894
United Rentals, Inc.	2,428	2,039,520
Vertiv Holdings Co. - Class A	11,653	2,970,233
Westinghouse Air Brake Technologies Corp.	4,408	1,163,492
WW Grainger, Inc.(b)	866	991,336
Xylem, Inc.	8,913	1,154,768
		164,604,548
Commercial & Professional Services — 0.9%
Broadridge Financial Solutions, Inc.	11,931	2,217,615
Casella Waste Systems, Inc. - Class A(a)(b)	38,911	3,624,949
Equifax, Inc.(b)	1,305	272,693
Jacobs Solutions, Inc.	6	827
Leidos Holdings, Inc.	20,579	3,603,383
Republic Services, Inc.	7,409	1,696,661
Rollins, Inc.	8,387	510,684
SS&C Technologies Holdings, Inc.	53,973	4,063,627
UniFirst Corp.	13,830	3,247,561
Waste Management, Inc.	4,550	1,095,822
		20,333,822
Consumer Discretionary Distribution & Retail — 5.0%
Amazon.com, Inc.(a)	325,884	68,435,640
AutoZone, Inc.(a)	908	3,410,067
Carvana Co.(a)	4,137	1,382,420
eBay, Inc.	37,402	3,398,346
Genuine Parts Co.	5,128	611,565
Home Depot, Inc.	21,302	8,110,098

The accompanying notes are an integral part of these financial statements.

116

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Consumer Discretionary Distribution & Retail — continued
Lowe’s Cos., Inc.	12,670	$3,352,102
Murphy USA, Inc.	14,246	5,566,482
O’Reilly Automotive, Inc.(a)	12,224	1,147,589
Ross Stores, Inc.	18,972	3,901,402
TJX Cos., Inc.	40,193	6,497,600
Tractor Supply Co.	43,169	2,237,881
Ulta Beauty, Inc.(a)	5,817	3,983,423
		112,034,615
Consumer Durables & Apparel — 0.9%
Deckers Outdoor Corp.(a)	53,940	6,325,544
DR Horton, Inc.	7,568	1,213,831
Garmin Ltd.	3,557	899,316
Lennar Corp. - Class A(b)	2,835	324,211
Lululemon Athletica, Inc.(a)	7,506	1,389,886
NIKE, Inc. - Class B	22,870	1,422,056
PulteGroup, Inc.	20,505	2,813,286
Somnigroup International, Inc.(b)	62,615	5,604,669
		19,992,799
Consumer Services — 1.6%
Airbnb, Inc. - Class A(a)	4,751	641,908
Booking Holdings, Inc.	879	3,726,389
Carnival Corp.	114,900	3,625,095
Chipotle Mexican Grill, Inc.(a)	22,480	836,706
Churchill Downs, Inc.(b)	53,523	4,920,369
Darden Restaurants, Inc.(b)	15,113	3,231,915
DoorDash, Inc. - Class A(a)	7,181	1,267,231
Expedia Group, Inc.	9,186	1,981,328
Flutter Entertainment PLC(a)(b)	1,321	140,211
Las Vegas Sands Corp.	24,524	1,391,001
McDonald’s Corp.	14,112	4,813,039
Royal Caribbean Cruises Ltd.	15,507	4,822,057
Starbucks Corp.	19,047	1,866,987
Vail Resorts, Inc.(b)	15,318	2,080,337
Yum! Brands, Inc.	7,030	1,182,165
		36,526,738
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	10,212	10,322,187
Dollar General Corp.	15,658	2,446,406
Dollar Tree, Inc.(a)	8,022	1,014,622
Kroger Co.	58,087	3,963,857

The accompanying notes are an integral part of these financial statements.

117

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sysco Corp.	17,904	$1,632,129
Target Corp.	9,382	1,067,578
Walmart, Inc.	170,806	21,854,628
		42,301,407
Energy — 2.6%
Baker Hughes Co.	55,600	3,628,456
Cheniere Energy, Inc.	882	207,914
Chevron Corp.	44,460	8,303,350
ConocoPhillips	41,757	4,737,749
Coterra Energy, Inc.	119,787	3,664,284
Devon Energy Corp.	61,619	2,682,275
Diamondback Energy, Inc.	1,907	331,971
EOG Resources, Inc.	30,157	3,741,881
EQT Corp.	25,558	1,569,772
Exxon Mobil Corp.	161,088	24,565,920
Halliburton Co.	20,872	751,392
Kinder Morgan, Inc.	16,761	557,638
Marathon Petroleum Corp.	6,944	1,376,370
Phillips 66	3,222	497,251
SLB Ltd.	9,887	507,599
Valero Energy Corp.	6,222	1,273,270
Williams Cos., Inc.	14,165	1,058,409
		59,455,501
Financial Services — 5.9%
American Express Co.	14,532	4,488,935
Bank of New York Mellon Corp.	100,732	11,997,181
Berkshire Hathaway, Inc. - Class B(a)	34,903	17,624,270
Blackrock, Inc.	2,641	2,807,990
Blackstone, Inc.	11,193	1,268,950
Block, Inc.(a)	11,684	744,271
Capital One Financial Corp.	10,434	2,041,308
Cboe Global Markets, Inc.	7,724	2,315,037
Charles Schwab Corp.	60,735	5,781,972
CME Group, Inc.	7,027	2,245,127
Coinbase Global, Inc. - Class A(a)	6,125	1,077,081
Credit Acceptance Corp.(a)(b)	10,184	4,818,865
Fiserv, Inc.(a)	25,412	1,582,914
Global Payments, Inc.	5,043	385,588
Goldman Sachs Group, Inc.	10,260	8,819,188
Interactive Brokers Group, Inc. - Class A	5,697	405,569
Intercontinental Exchange, Inc.	5,178	849,865

The accompanying notes are an integral part of these financial statements.

118

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Financial Services — continued
Jack Henry & Associates, Inc.	26,164	$4,250,603
KKR & Co., Inc.(b)	8,042	705,123
LPL Financial Holdings, Inc.	868	260,730
Mastercard, Inc. - Class A	20,585	10,646,768
Moody’s Corp.	1,802	860,617
Morgan Stanley	43,902	7,310,122
Nasdaq, Inc.	33,437	2,928,412
Northern Trust Corp.	20,357	2,912,883
PayPal Holdings, Inc.	21,248	981,870
Raymond James Financial, Inc.	2,381	364,484
Robinhood Markets, Inc. - Class A(a)	32,631	2,475,061
Rocket Cos., Inc. - Class A	11,876	216,024
S&P Global, Inc.	4,435	1,959,738
State Street Corp.	43,678	5,617,864
Synchrony Financial	64,888	4,484,410
T Rowe Price Group, Inc.	7,058	667,899
Visa, Inc. - Class A	49,435	15,826,121
		131,722,840
Food, Beverage & Tobacco — 2.5%
Altria Group, Inc.	144,344	9,965,510
Archer-Daniels-Midland Co.	11,658	804,868
Coca-Cola Co.	140,115	11,427,779
General Mills, Inc.	41,235	1,865,059
Hershey Co.	1,131	267,233
Lamb Weston Holdings, Inc.	64,431	3,104,930
Marzetti Co.	29,122	4,785,910
Mondelez International, Inc. - Class A	20,618	1,269,656
Monster Beverage Corp.(a)	39,194	3,343,248
PepsiCo, Inc.	31,520	5,350,205
Philip Morris International, Inc.	34,738	6,490,101
Post Holdings, Inc.(a)(b)	47,081	5,004,710
Tyson Foods, Inc. - Class A	37,575	2,441,999
		56,121,208
Health Care Equipment & Services — 3.7%
Abbott Laboratories	73,391	8,539,043
Becton Dickinson & Co.(b)	4,652	820,985
Boston Scientific Corp.(a)	26,742	2,055,123
Cardinal Health, Inc.	29,399	6,739,133
Cencora, Inc.	3,143	1,169,636
Cigna Group	5,871	1,701,533
Cooper Cos., Inc.(a)	52,831	4,420,370

The accompanying notes are an integral part of these financial statements.

119

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Health Care Equipment & Services — continued
CVS Health Corp.	35,178	$2,810,722
Dexcom, Inc.(a)	5,100	374,493
Edwards Lifesciences Corp.(a)	24,999	2,161,663
Elevance Health, Inc.	4,459	1,426,880
GE HealthCare Technologies, Inc.	9,695	816,998
HCA Healthcare, Inc.	12,704	6,729,309
Humana, Inc.	2,155	410,614
IDEXX Laboratories, Inc.(a)	3,295	2,163,925
Intuitive Surgical, Inc.(a)	7,623	3,838,257
Labcorp Holdings, Inc.(b)	10,770	3,113,822
McKesson Corp.	5,215	5,149,135
Medtronic PLC	87,028	8,499,154
Quest Diagnostics, Inc.	23,555	4,991,540
ResMed, Inc.(b)	9,589	2,457,277
STERIS PLC	10,296	2,598,196
Stryker Corp.	2,917	1,130,221
UnitedHealth Group, Inc.	29,350	8,607,474
Veeva Systems, Inc. - Class A(a)	3,608	656,692
		83,382,195
Household & Personal Products — 0.5%
Estee Lauder Cos., Inc. - Class A	2,505	274,222
Kenvue, Inc.	52,614	1,005,980
Procter & Gamble Co.	65,985	11,032,692
		12,312,894
Insurance — 2.9%
Aflac, Inc.	6,785	766,230
Allstate Corp.	24,113	5,172,721
American International Group, Inc.	33,304	2,680,639
Aon PLC - Class A	1,243	416,989
Arch Capital Group Ltd.(a)	25,644	2,568,247
Chubb Ltd.	13,094	4,463,221
Cincinnati Financial Corp.	13,213	2,166,668
Hanover Insurance Group, Inc.	30,147	5,445,453
Hartford Insurance Group, Inc.	44,735	6,300,030
Loews Corp.	77,076	8,479,901
Markel Group, Inc.(a)	2,422	5,019,522
Marsh & McLennan Cos., Inc.	1,060	197,944
Principal Financial Group, Inc.	9,938	948,284
Progressive Corp.	13,361	2,854,711
Travelers Cos., Inc.	16,239	5,012,005

The accompanying notes are an integral part of these financial statements.

120

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Insurance — continued
W R Berkley Corp.	40,228	$2,884,348
White Mountains Insurance Group Ltd.	3,900	8,659,989
Willis Towers Watson PLC	2,976	908,186
		64,945,088
Materials — 2.1%
Axalta Coating Systems Ltd.(a)	50,165	1,676,013
Corteva, Inc.	41,177	3,299,101
CRH PLC	47,150	5,657,057
Dow, Inc.	9,095	279,489
Ecolab, Inc.	4,661	1,437,219
Element Solutions, Inc.	134,381	4,715,429
Freeport-McMoRan, Inc.	37,286	2,538,431
Linde PLC	10,530	5,350,083
Martin Marietta Materials, Inc.	1,363	922,165
NewMarket Corp.	7,322	4,583,645
Newmont Corp.	54,313	7,060,690
Nucor Corp.	14,698	2,599,782
Packaging Corp. of America	9,166	2,127,795
PPG Industries, Inc.	7,439	917,006
Sherwin-Williams Co.	2,594	940,559
Steel Dynamics, Inc.	18,464	3,565,952
Vulcan Materials Co.	1,796	556,760
		48,227,176
Media & Entertainment — 8.9%
Alphabet, Inc. - Class A	215,773	67,269,391
Alphabet, Inc. - Class C	168,213	52,386,575
Charter Communications, Inc. - Class A(a)(b)	1,690	396,525
Comcast Corp. - Class A	92,942	2,877,484
Electronic Arts, Inc.	5,987	1,200,813
Fox Corp. - Class A	48,415	2,727,701
Fox Corp. - Class B	71,890	3,718,870
Meta Platforms, Inc. - Class A	73,628	47,724,197
Netflix, Inc.(a)	142,368	13,701,496
News Corp. - Class B(b)	19,590	524,620
Pinterest, Inc. - Class A(a)	7,972	136,560
Reddit, Inc. - Class A(a)	3,829	558,307
ROBLOX Corp. - Class A(a)	11,896	816,779
Trade Desk, Inc. - Class A(a)	8,310	197,944
Walt Disney Co.	40,854	4,332,158
Warner Bros Discovery, Inc.(a)	87,065	2,452,621
		201,022,041

The accompanying notes are an integral part of these financial statements.

121

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	54,581	$12,667,158
Agilent Technologies, Inc.	4,149	503,606
Alnylam Pharmaceuticals, Inc.(a)	2,453	816,653
Amgen, Inc.	20,901	8,112,932
Biogen, Inc.(a)	13,641	2,616,617
Bristol-Myers Squibb Co.	91,461	5,704,423
Bruker Corp.(b)	47,727	1,914,330
Danaher Corp.	9,994	2,105,136
Eli Lilly & Co.	29,866	31,418,733
Gilead Sciences, Inc.	60,093	8,950,852
Insmed, Inc.(a)	1,441	215,185
IQVIA Holdings, Inc.(a)	2,575	460,436
Johnson & Johnson	100,893	25,064,848
Merck & Co., Inc.	98,198	12,158,876
Pfizer, Inc.	223,220	6,172,033
Regeneron Pharmaceuticals, Inc.	3,541	2,767,893
Thermo Fisher Scientific, Inc.	7,734	4,030,265
Vertex Pharmaceuticals, Inc.(a)	5,164	2,565,630
Waters Corp.(a)	8,577	2,739,267
West Pharmaceutical Services, Inc.	1,035	263,242
Zoetis, Inc.	10,321	1,353,083
		132,601,198
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A(a)	8,607	1,270,910
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.(a)	56,631	11,338,092
Analog Devices, Inc.	17,603	6,262,971
Applied Materials, Inc.	36,054	13,422,904
Broadcom, Inc.	161,196	51,510,182
Entegris, Inc.	59,888	7,932,166
First Solar, Inc.(a)	4,214	831,001
Intel Corp.(a)	149,159	6,803,142
KLA Corp.	6,178	9,418,670
Lam Research Corp.	58,291	13,633,682
Marvell Technology, Inc.	25,450	2,079,010
Microchip Technology, Inc.	9,417	702,885
Micron Technology, Inc.	44,636	18,406,547
Monolithic Power Systems, Inc.	3,359	3,838,464
NVIDIA Corp.	781,770	138,521,826
ON Semiconductor Corp.(a)	7,608	505,780

The accompanying notes are an integral part of these financial statements.

122

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Qnity Electronics, Inc.	1,384	$175,436
QUALCOMM, Inc.	53,495	7,615,548
Teradyne, Inc.	4,294	1,374,209
Texas Instruments, Inc.	20,841	4,420,585
		298,793,100
Software & Services — 8.6%
Accenture PLC - Class A	26,633	5,558,840
ACI Worldwide, Inc.(a)	87,296	3,463,905
Adobe, Inc.(a)	14,521	3,810,456
AppLovin Corp. - Class A(a)	8,543	3,714,240
Atlassian Corp. - Class A(a)	1,654	124,265
Autodesk, Inc.(a)	3,249	798,832
Cadence Design Systems, Inc.(a)	7,582	2,285,215
CCC Intelligent Solutions Holdings, Inc.(a)	517,957	3,019,689
Cloudflare, Inc. - Class A(a)	5,727	986,132
Cognizant Technology Solutions Corp. - Class A	56,268	3,625,347
CoreWeave, Inc. - Class A(a)	7,578	602,906
Crowdstrike Holdings, Inc. - Class A(a)	4,891	1,819,354
Datadog, Inc. - Class A(a)	5,277	590,813
Fortinet, Inc.(a)	12,650	999,729
Gartner, Inc.(a)	2,806	441,103
Gen Digital, Inc.	51,267	1,157,096
GoDaddy, Inc. - Class A(a)	3,803	331,469
International Business Machines Corp.	35,737	8,584,385
Intuit, Inc.	12,902	5,277,305
Microsoft Corp.	260,140	102,167,384
MongoDB, Inc.(a)	2,492	818,547
Oracle Corp.	56,860	8,267,444
Palantir Technologies, Inc. - Class A(a)	75,075	10,299,539
Palo Alto Networks, Inc.(a)	13,665	2,034,992
Qualys, Inc.(a)	29,705	2,746,821
Roper Technologies, Inc.	898	314,058
Salesforce, Inc.	31,248	6,086,798
ServiceNow, Inc.(a)	22,121	2,389,289
Snowflake, Inc. - Class A(a)	6,472	1,089,950
Strategy, Inc. - Class A(a)	8,860	1,147,370
Synopsys, Inc.(a)	4,158	1,721,412
Trimble, Inc.(a)	18,176	1,215,429
VeriSign, Inc.	13,758	3,135,999
Workday, Inc. - Class A(a)	2,468	330,120

The accompanying notes are an integral part of these financial statements.

123

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Software & Services — continued
Zoom Communications, Inc.(a)	36,061	$2,666,350
Zscaler, Inc.(a)	1,123	165,070
		193,787,653
Technology Hardware & Equipment — 9.0%
Amphenol Corp. - Class A	72,664	10,613,304
Apple, Inc.	504,806	133,359,649
Arista Networks, Inc.(a)	36,208	4,833,768
Cisco Systems, Inc.	217,740	17,301,620
Corning, Inc.	36,405	5,474,584
Dell Technologies, Inc. - Class C(b)	16,408	2,429,697
Hewlett Packard Enterprise Co.	26,500	568,955
Keysight Technologies, Inc.(a)	4,549	1,398,044
Motorola Solutions, Inc.	896	432,105
NetApp, Inc.	13,628	1,349,581
Seagate Technology Holdings PLC	11,866	4,839,429
Super Micro Computer, Inc.(a)(b)	20,943	678,344
TE Connectivity PLC	35,637	8,201,856
Teledyne Technologies, Inc.(a)	1,851	1,260,716
Western Digital Corp.	20,528	5,741,682
Zebra Technologies Corp. - Class A(a)	18,689	4,185,588
		202,668,922
Telecommunication Services — 0.8%
AT&T, Inc.	299,885	8,399,779
T-Mobile US, Inc.	4,720	1,024,665
Verizon Communications, Inc.	157,115	7,877,746
		17,302,190
Transportation — 1.7%
CSX Corp.	110,137	4,701,749
Delta Air Lines, Inc.	26,513	1,741,904
Expeditors International of Washington, Inc.	24,613	3,569,623
FedEx Corp.	9,584	3,709,008
Norfolk Southern Corp.	12,879	4,053,536
Old Dominion Freight Line, Inc.	1,727	350,667
Saia, Inc.(a)	11,106	4,502,261
Southwest Airlines Co.	21,704	1,069,139
Uber Technologies, Inc.(a)	91,156	6,874,986
Union Pacific Corp.	13,195	3,496,411
United Airlines Holdings, Inc.(a)	20,153	2,142,264
United Parcel Service, Inc. - Class B	12,935	1,499,943
		37,711,491

The accompanying notes are an integral part of these financial statements.

124

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Common Stocks — continued
Utilities — 1.8%
Ameren Corp.	4,974	$563,455
American Electric Power Co., Inc.	56,916	7,616,499
CenterPoint Energy, Inc.	19,381	843,073
Consolidated Edison, Inc.	19,693	2,215,856
Constellation Energy Corp.	7,050	2,325,654
Dominion Energy, Inc.	13,875	876,067
Duke Energy Corp.	59,993	7,850,084
Edison International	6,604	493,583
Entergy Corp.(b)	11,934	1,278,251
Evergy, Inc.	63,035	5,273,508
Eversource Energy	16,207	1,235,135
Exelon Corp.	81,153	4,014,639
FirstEnergy Corp.	30,392	1,554,855
NextEra Energy, Inc.	36,605	3,432,451
NiSource, Inc.	12,529	592,622
PPL Corp.	4,403	171,629
Vistra Corp.	6,766	1,176,540
Xcel Energy, Inc.	1,845	153,799
		41,667,700
Total Common Stocks (Cost $1,675,392,651)		2,087,509,086
Exchange Traded Funds — 4.8%
Dimensional US Small Cap ETF	1,411,618	105,984,280
Vanguard Large-Cap ETF	2,114	666,269
Total Exchange Traded Funds (Cost $88,299,365)		106,650,549
Real Estate Investment Trusts — 1.9%
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	8,679	1,665,153
AvalonBay Communities, Inc.	4,369	774,318
Crown Castle, Inc.	6,561	587,472
Digital Realty Trust, Inc.	923	163,556
Equinix, Inc.	876	853,452
Equity Residential	73,081	4,619,450
Essex Property Trust, Inc.	1,653	421,697
Extra Space Storage, Inc.	2,688	405,969
First Industrial Realty Trust, Inc.	64,960	4,101,574
Invitation Homes, Inc.	103,482	2,725,716
Mid-America Apartment Communities, Inc.	26,819	3,589,991
Prologis, Inc.	15,402	2,195,863
Public Storage	902	276,968
Realty Income Corp.	65,064	4,359,288

The accompanying notes are an integral part of these financial statements.

125

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
February 28, 2026 (Unaudited)

	Shares	Value
Real Estate Investment Trusts — continued
Equity Real Estate Investment Trusts (REITs) — continued
SBA Communications Corp.	7,512	$1,511,114
Simon Property Group, Inc.	25,383	5,174,324
Ventas, Inc.	7,075	609,582
VICI Properties, Inc.	219,716	6,637,620
Welltower, Inc.	10,257	2,124,430
Total Real Estate Investment Trusts (Cost $40,184,654)		42,797,537

	Units
Short-Term Investments
Investments Purchased with Collateral from Securities Lending — 1.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(c)	25,336,187	25,336,187
Total Investments Purchased with Collateral from Securities Lending (Cost $25,336,187)		25,336,187

	Shares
Money Market Funds — 0.6%
First American Government Obligations Fund - Class X, 3.60%(c)	12,875,591	12,875,591
Total Money Market Funds (Cost $12,875,591)		12,875,591
Total Investments — 101.1% (Cost $1,842,088,448)		2,275,168,950
Liabilities in Excess of Other Assets — (1.1)%		(24,098,511)
Total Net Assets — 100.0%		$2,251,070,439

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $25,056,721.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

126

ActivePassive ETFs
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
ASSETS:
Investments, at value	$935,966,463	$231,864,155	$1,318,099,840	$2,275,168,950
Interest receivable	5,955,324	2,277,573	—	—
Receivable for investments sold	306,537	—	—	974,353
Dividends receivable	25,848	15,772	1,149,109	1,831,816
Security lending income receivable	6,932	19,061	290,877	4,164
Dividend tax reclaims receivable	—	—	603,331	7,932
Total Assets	942,261,104	234,176,561	1,320,143,157	2,277,987,215
LIABILITIES:
Payable upon return of securities loaned	12,514,952	8,760,715	289,978,796	25,336,187
Payable for investments purchased	5,035,642	2,670,560	24,062	—
Payable to Adviser	245,719	58,864	350,236	515,940
Payable for capital shares redeemed	—	—	—	1,052,885
Payable to custodian	—	—	—	11,764
Total Liabilities	17,796,313	11,490,139	290,353,094	26,916,776
NET ASSETS	$924,464,791	$222,686,422	$1,029,790,063	$2,251,070,439
Net Assets Consists of:
Paid-in capital	$901,287,061	$217,388,926	$800,163,517	$1,807,288,346
Total distributable earnings	23,177,730	5,297,496	229,626,546	443,782,093
Total Net Assets	$924,464,791	$222,686,422	$1,029,790,063	$2,251,070,439
Net assets	$924,464,791	$222,686,422	$1,029,790,063	$2,251,070,439
Shares issued and outstanding(a)	30,725,000	8,750,000	26,700,000	53,450,000
Net asset value per share	$30.09	$25.45	$38.57	$42.12
Cost:
Investments, at cost	$917,457,772	$227,109,926	$1,081,780,138	$1,842,088,448
Loaned Securities:
at value (included in investments)	$12,256,117	$8,577,232	$281,876,851	$25,056,721

(a)	Unlimited shares of $0.001 par value authorized.
The accompanying notes are an integral part of these financial statements.

127

ActivePassive ETFs
Statements of Operations
For the Period Ended February 28, 2026 (Unaudited)

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Investment Income:
Dividend income	$5,880,602	$218,025	$8,313,919	$12,575,330
Less: dividend withholding taxes	—	—	(644,060)	—
Less: issuance fees	—	—	(620,128)	(555)
Interest income	15,849,074	2,839,419	—	—
Interest withholding taxes	814	—	—	—
Securities lending income	97,144	58,258	1,445,306	40,665
Other income	512	—	—	—
Total Investment Income	21,828,146	3,115,702	8,495,037	12,615,440
Expenses:
Investment advisory fee	1,556,323	350,281	2,132,591	3,204,005
Total Expenses	1,556,323	350,281	2,132,591	3,204,005
Net Investment Income	20,271,823	2,765,421	6,362,446	9,411,435
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments	2,671,123	128,711	3,535,259	(12,073,800)
In-kind redemptions	—	—	14,087,235	53,910,155
Net realized gain (loss)	2,671,123	128,711	17,622,494	41,836,355
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,366,142	3,959,746	129,933,599	104,497,968
Net change in unrealized appreciation (depreciation)	10,366,142	3,959,746	129,933,599	104,497,968
Net Realized and Unrealized Gain (Loss)	13,037,265	4,088,457	147,556,093	146,334,323
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,309,088	$6,853,878	$153,918,539	$155,745,758

The accompanying notes are an integral part of these financial statements.

128

ActivePassive ETFs
Statements of Changes in Net Assets

	ActivePassive Core Bond ETF		ActivePassive Intermediate Municipal Bond ETF
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$20,271,823	$34,195,435	$2,765,421	$4,206,849
Net realized gain (loss)	2,671,123	205,915	128,711	(133,082)
Net change in unrealized appreciation (depreciation)	10,366,142	(7,546,701)	3,959,746	292,659
Net increase (decrease) in net assets from operations	33,309,088	26,854,649	6,853,878	4,366,426
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(19,763,800)	(36,015,902)	(2,558,043)	(4,110,677)
Total distributions to shareholders	(19,763,800)	(36,015,902)	(2,558,043)	(4,110,677)
CAPITAL TRANSACTIONS:
Shares sold	31,259,241	152,825,055	31,474,645	46,951,812
Shares redeemed	—	(2,168,588)	—	—
ETF transaction fees	31,259	150,630	31,474	46,952
Net increase (decrease) in net assets from capital transactions	31,290,500	150,807,097	31,506,119	46,998,764
NET INCREASE (DECREASE) IN NET ASSETS	44,835,788	141,645,844	35,801,954	47,254,513
Net Assets:
Beginning of the period	879,629,003	737,983,159	186,884,468	139,629,955
End of the period	$924,464,791	$879,629,003	$222,686,422	$186,884,468
SHARES TRANSACTIONS
Shares sold	1,050,000	5,200,000	1,250,000	1,900,000
Shares redeemed	—	(75,000)	—	—
Total increase (decrease) in shares outstanding	1,050,000	5,125,000	1,250,000	1,900,000

The accompanying notes are an integral part of these financial statements.

129

ActivePassive ETFs
Statements of Changes in Net Assets (Cont’d)

	ActivePassive International Equity ETF		ActivePassive U.S. Equity ETF
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$6,362,446	$21,034,640	$9,411,435	$17,299,908
Net realized gain (loss)	17,622,494	71,593,088	41,836,355	79,663,648
Net change in unrealized appreciation (depreciation)	129,933,599	43,169,371	104,497,968	150,372,590
Net increase (decrease) in net assets from operations	153,918,539	135,797,099	155,745,758	247,336,146
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,709,215)	(16,885,375)	(17,953,549)	(13,202,075)
Total distributions to shareholders	(34,709,215)	(16,885,375)	(17,953,549)	(13,202,075)
CAPITAL TRANSACTIONS:
Shares sold	70,727,612	332,272,810	278,192,620	698,116,750
Shares redeemed	(44,204,477)	(368,262,435)	(187,953,170)	(496,878,105)
Net increase (decrease) in net assets from capital transactions	26,523,135	(35,989,625)	90,239,450	201,238,645
NET INCREASE (DECREASE) IN NET ASSETS	145,732,459	82,922,099	228,031,659	435,372,716
Net Assets:
Beginning of the period	884,057,604	801,135,505	2,023,038,780	1,587,666,064
End of the period	$1,029,790,063	$884,057,604	$2,251,070,439	$2,023,038,780
SHARES TRANSACTIONS
Shares sold	1,950,000	10,700,000	6,700,000	19,200,000
Shares redeemed	(1,225,000)	(11,575,000)	(4,550,000)	(13,650,000)
Total increase (decrease) in shares outstanding	725,000	(875,000)	2,150,000	5,550,000

The accompanying notes are an integral part of these financial statements.

130

ActivePassive Core Bond ETF
Financial Highlights

Per share data:

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,		Period Ended August 31, 2023(a)
		2025	2024
Net asset value, beginning of period	$29.64	$30.06	$29.18	$30.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.67	1.28	1.18	0.35
Net realized and unrealized gain (loss) on investments(d)	0.44	(0.35)	0.81	(0.93)
Total from investment operations	1.11	0.93	1.99	(0.58)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(1.27)	(1.11)	(0.24)
Net realized gains	(0.05)	(0.09)	—	—
Total distributions	(0.66)	(1.36)	(1.11)	(0.24)
ETF transaction fees per share	0.00(e)	0.01	—	—
Net asset value, end of period	$30.09	$29.64	$30.06	$29.18
TOTAL RETURN(f)	3.78%	3.28%	7.02%	−1.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$924,465	$879,629	$737,983	$99,933
Ratio of expenses to average net assets(g)(h)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)(h)	4.56%	4.35%	4.03%	3.58%
Portfolio turnover rate(f)(i)	23%	47%	125%	13%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

131

ActivePassive Intermediate Municipal Bond ETF
Financial Highlights

Per share data:

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,		Period Ended August 31, 2023(a)
		2025	2024
Net asset value, beginning of period	$24.92	$24.93	$24.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.34	0.65	0.60	0.17
Net realized and unrealized gain (loss) on investments(d)	0.51	(0.02)	0.47	(0.66)
Total from investment operations	0.85	0.63	1.07	(0.49)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.64)	(0.53)	(0.12)
Total distributions	(0.32)	(0.64)	(0.53)	(0.12)
ETF transaction fees per share	0.00(e)	0.00(e)	—	—
Net asset value, end of period	$25.45	$24.92	$24.93	$24.39
TOTAL RETURN(f)	3.46%	2.57%	4.47%	−1.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$222,686	$186,884	$139,630	$30,490
Ratio of expenses to average net assets(g)(h)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)(h)	2.76%	2.64%	2.45%	2.14%
Portfolio turnover rate(f)(i)	7%	23%	104%	0%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

132

ActivePassive International Equity ETF
Financial Highlights

Per share data:

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,		Period Ended August 31, 2023(a)
		2025	2024
Net asset value, beginning of period	$34.03	$29.84	$25.25	$24.73
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.24	0.76	0.81	0.20
Net realized and unrealized gain (loss) on investments(d)	5.62	4.03	3.95	0.32
Total from investment operations	5.86	4.79	4.76	0.52
LESS DISTRIBUTIONS FROM:
Net investment income	(1.32)	(0.60)	(0.17)	—
Total distributions	(1.32)	(0.60)	(0.17)	—
Net asset value, end of period	$38.57	$34.03	$29.84	$25.25
TOTAL RETURN(e)	17.52%	16.47%	18.90%	2.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,029,790	$884,058	$801,136	$77,022
Ratio of expenses to average net assets(f)(g)	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	1.34%	2.47%	2.88%	2.39%
Portfolio turnover rate(e)(h)	11%	33%	63%	15%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

133

ActivePassive U.S. Equity ETF
Financial Highlights

Per share data:

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,		Period Ended August 31, 2023(a)
		2025	2024
Net asset value, beginning of period	$39.44	$34.70	$27.42	$24.75
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.18	0.36	0.33	0.12
Net realized and unrealized gain (loss) on investments(d)	2.85	4.66	7.07	2.55
Total from investment operations	3.03	5.02	7.40	2.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.28)	(0.12)	—
Total distributions	(0.35)	(0.28)	(0.12)	—
Net asset value, end of period	$42.12	$39.44	$34.70	$27.42
TOTAL RETURN(e)	7.68%	14.52%	27.08%	10.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,251,070	$2,023,039	$1,587,666	$180,280
Ratio of expenses to average net assets(f)(g)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)(g)	0.88%	1.02%	1.02%	1.39%
Portfolio turnover rate(e)(h)	3%	19%	55%	9%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

134

ActivePassive ETFs
Notes to Financial Statements
February 28, 2026 (Unaudited)
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the ActivePassive ETFs (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objective and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF”) is to provide current income consistent with low volatility of principal. The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal. The investment objective of each of the ActivePassive International Equity ETF (“International Equity ETF”) and the ActivePassive U.S. Equity ETF (“U.S. Equity ETF”) is to provide long-term capital appreciation. The ActivePassive ETFs commenced operations on May 2, 2023.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Investment Valuation. Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Odd lots may trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

135

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
Forward foreign currency contracts are valued at the mean between the bid and asked prices.
If market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2026:
ActivePassive Core Bond ETF

	Level 1	Level 2	Level 3^	Total
Investments
U.S. Treasury Securities	$—	$278,848,897	$—	$278,848,897
Exchange Traded Funds	240,632,104	—	—	240,632,104
Corporate Bonds*	—	195,797,965	—	195,797,965
Agency Commercial Mortgage Backed Securities	—	74,226,083	—	74,226,083
Asset-Backed Securities	—	36,517,587	681,359	37,198,946
Collateralized Mortgage Obligations	—	29,073,973	—	29,073,973
Foreign Corporate Bonds*	—	25,619,674	—	25,619,674
Foreign Government Debt Obligations	—	10,097,335	—	10,097,335
U.S. Government Agency Issues	—	8,953,878	—	8,953,878
Foreign Government Agency Issues	—	7,559,362	—	7,559,362
Non-Agency Commercial Mortgage Backed Securities	—	3,757,504	146,181	3,903,685
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	12,514,952
Money Market Funds	11,539,609	—	—	11,539,609
Total Investments	$252,171,713	$670,452,258	$827,540	$935,966,463

136

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
The Fund held Level 3 securities during the period ended February 28, 2026.
*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $12,514,952 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.
As of February 28, 2026, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio. As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended February 28, 2026 is not presented.
ActivePassive Intermediate Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$210,761,432	$—	$210,761,432
Exchange Traded Funds	9,030,013	—	—	9,030,013
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	8,760,715
Money Market Funds	3,311,995	—	—	3,311,995
Total Investments	$12,342,008	$210,761,432	$—	$231,864,155

The Fund did not hold any Level 3 securities during the period ended February 28, 2026.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,760,715 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ActivePassive International Equity ETF

	Level 1	Level 2	Level 3^	Total
Investments
Common Stocks*	$1,018,985,112	$—	$2,813	$1,018,987,925
Exchange Traded Funds	1,796,394	—	—	1,796,394
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	289,978,796
Money Market Funds	7,336,725	—	—	7,336,725
Total Investments	$1,028,118,231	$—	$2,813	$1,318,099,840

*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $289,978,796 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.
As of February 28, 2026, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio. As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended February 28, 2026 is not presented.

137

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
ActivePassive U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$2,087,509,086	$—	$—	$2,087,509,086
Exchange Traded Funds	106,650,549	—	—	106,650,549
Real Estate Investment Trusts*	42,797,537	—	—	42,797,537
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	25,336,187
Money Market Funds	12,875,591	—	—	12,875,591
Total Investments	$2,249,832,763	$—	$—	$2,275,168,950

The Fund did not hold any Level 3 securities during the period ended February 28, 2026.
*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $25,336,187 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.
The Funds did not hold derivative instruments during the period ended February 28, 2026.
(b) Foreign Securities and Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

138

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
(c) Forward Foreign Currency Contracts. The Core Bond ETF and International Equity ETF might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, a Fund might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. A Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Funds did not enter into any forward foreign currency contracts during the period ended February 28, 2026.
(d) Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the year ended August 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the period ended August 31, 2023.
(e) Distributions to Shareholders. The Funds will distribute net investment income and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
(f) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(g) Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.
(h) Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.
(i) Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual

139

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.
(j) Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Director of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(3) Federal Tax Matters
The tax character of distributions paid to shareholders were as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total Distributions
ActivePassive Core Bond ETF
Year Ended August 31, 2025	$35,991,838	$—	$24,064	$36,015,902
Year Ended August 31, 2024	$12,746,578	$—	$—	$12,746,578
ActivePassive Intermediate Municipal Bond ETF
Year Ended August 31, 2025	$229,049	$3,881,628	$—	$4,110,677
Year Ended August 31, 2024	$462,948	$1,233,395	$—	$1,696,343
ActivePassive International Equity ETF
Year Ended August 31, 2025	$16,885,375	$—	$—	$16,885,375
Year Ended August 31, 2024	$1,177,040	$—	$—	$1,177,040
ActivePassive U.S. Equity ETF
Year Ended August 31, 2025	$13,202,075	$—	$—	$13,202,075
Year Ended August 31, 2024	$1,586,453	$—	$—	$1,586,453

As of August 31, 2025, the components of distributable earnings (deficit) for income tax purposes were as follows:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Cost basis of investments for federal income tax purposes	$922,080,106	$192,643,225	$935,314,515	$1,738,419,399
Gross tax unrealized appreciation	$14,368,455	$1,392,494	$148,218,723	$376,261,248
Gross tax unrealized depreciation	(5,972,809)	(536,558)	(44,029,643)	(49,929,675)
Net tax unrealized appreciation	$8,395,646	$855,936	$104,189,080	$326,331,573
Undistributed ordinary income	$1,060,517	$—	$18,566,835	$9,524,614
Undistributed Tax Exempt Income	$—	$323,151	$—	$—
Undistributed long-term capital gain	176,279	—	—	—
Total distributable earnings	$1,236,796	$323,151	$18,566,835	$9,524,614
Other accumulated loss	—	(177,426)	(12,338,693)	(29,886,303)
Total accumulated earnings	$9,632,442	$1,001,661	$110,417,222	$305,989,884

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, partnership adjustments, and PFIC mark-to-market adjustments.

140

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
At August 31, 2025, the Funds had capital loss carryovers as follows:

	CLCO Utilized in Current Year	CLCO Outstanding Current Year	Character
ActivePassive Core Bond ETF	$—	$—	ST
	—	—	LT
ActivePassive Intermediate Municipal Bond ETF	—	(177,426)	ST
	—	—	LT
ActivePassive International Equity ETF	—	(11,322,276)	ST
	—	(1,016,417)	LT
ActivePassive U.S. Equity ETF	—	(25,324,182)	ST
	—	(4,542,121)	LT

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, the following reclassifications were made for permanent tax differences due to in-kind transactions on the Statements of Assets and Liabilities:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Total distributable earnings	$(70,813)	$—	$(73,016,299)	$(106,146,041)
Paid-in capital	$70,813	$—	$73,016,299	$106,146,041

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2025. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2024. At August 31, 2025, the fiscal years 2023 through 2024 remain open to examination in the Funds’ major tax jurisdictions.
(4) Investment Adviser
The Trust, on behalf of the ActivePassive ETFs (“ETFs”), has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the ETFs. Pursuant to the ETF Agreement, the Core Bond ETF, Intermediate Municipal Bond ETF, International Equity ETF and U.S. Equity ETF pay a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.35%, 0.35%, 0.45% and 0.30%, respectively, of each ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the ETFs except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETFs under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Sub-advisory services are provided to the ETFs, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the subadvisers based on each ETF’s average daily net assets.

141

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
ActivePassive Core Bond ETF
Neuberger Berman Investment Advisers LLC
Sage Advisory Services, Ltd Co.
ActivePassive Intermediate Municipal Bond ETF
GW&K Investment Management, LLC
ActivePassive International Equity ETF
Causeway Capital Management LLC
Lazard Asset Management LLC
ActivePassive U.S. Equity ETF
The London Company of Virginia, LLC
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ administrator under an agreement with the ActivePassive ETFs. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. U.S. Bank also serves as each Fund’s securities lending agent. Certain officers of the Trust are also employees of Fund Services. Fees incurred for these services are paid by the Adviser.
(6) Creation and Redemption Transactions
Shares of the ActivePassive ETFs are listed and traded on the NYSE Arca, Inc. The ActivePassive ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each ActivePassive ETF will be equal to the ActivePassive ETF’s total assets minus the ActivePassive ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ActivePassive ETFs. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ActivePassive ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each ActivePassive ETF is $500.

142

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.25% of the value of the order will be charged by each ActivePassive ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each ActivePassive ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the ActivePassive ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ActivePassive ETFs and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of each ActivePassive ETF will be issued to such authorized participant notwithstanding the fact that the ActivePassive ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ActivePassive ETFs or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ActivePassive ETFs for losses, if any.
(7) Investment Transactions
Purchases and sales of investment securities (excluding short-term instruments) for the period ended February 28, 2026 are summarized below.

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Purchases:
U.S. Government	$124,368,773	$—	$—	$—
Other	105,946,791	48,595,047	146,997,436	275,522,403
Total Purchases	$230,315,564	$48,595,047	$146,997,436	$275,522,403
Sales
U.S. Government	$90,224,048	$—	$—	$—
Other	109,972,663	14,323,903	137,823,922	111,870,327
Total Sales	$200,196,711	$14,323,903	$137,823,922	$111,870,327

The above ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the period ended February 28, 2026, the International Equity ETF had $32,759,762 creations in-kind and $43,877,924 redemptions in-kind, and U.S. Equity ETF had $100,741,875 creations in-kind and $186,456,231 redemptions in-kind.
(8) Securities Lending
Pursuant to the terms of a securities lending agreement with U.S. Bank, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. During the time securities are on loan, the borrower will pay the applicable Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.
Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

143

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that the Funds may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Funds.
As of February 28, 2026, the value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
ActivePassive Core Bond ETF	12,256,117	12,514,952	1.33%
ActivePassive Intermediate Municipal Bond ETF	8,577,232	8,760,715	3.85%
ActivePassive International Equity ETF	281,876,851	289,978,796	27.37%
ActivePassive U.S. Equity ETF	25,056,721	25,336,187	1.11%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC as noted on the Schedules of Investments. The investment objective is to seek to maximize current income with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous.
The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.
The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.
(9) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(10) New Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
(11) Subsequent Events
The ActivePassive Core Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
3/2/2026	3/2/2026	3/3/2026	$0.09575397	$2,942,041
4/1/2026	4/1/2026	4/2/2026	$0.10894303	$3,382,681

144

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
February 28, 2026 (Unaudited)
The ActivePassive Intermediate Municipal Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
3/2/2026	3/2/2026	3/3/2026	$0.05108005	$446,950
4/1/2026	4/1/2026	4/2/2026	$0.06859805	$601,948

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2026 through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.

145

ActivePassive ETFs
Additional Information (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FOR FORM N-CSR
ITEM 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. Remuneration Paid to Directors, Officers and Others of Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
ITEM 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

146

ActivePassive ETFs
Additional Information (Unaudited)(Cont’d)
Tax Information
For the fiscal year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	95.83%
ActivePassive U.S. Equity ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2025 was as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	100%

For the fiscal year ended August 31, 2025, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

ActivePassive Core Bond ETF	3.60%
ActivePassive Intermediate Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	0.00%

	Gross Foreign Income	Foreign Tax Paid
ActivePassive International Equity ETF	$25,335,118	$(2,289,032)

147

Investment Adviser
Envestnet Asset Management, Inc.
222 North LaSalle St. Suite 625
Chicago, Illinois 60601
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
324 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 4, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	5/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	5/5/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	5/5/2026

* Print the name and title of each signing officer under his or her signature.